UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Advisor Class: AMTYX

October 31, 2024

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Fund Information

AB All Market Real Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.93%

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Performance Highlights

Top contributors to performance:

  Our strategic allocation to inflation-sensitive equities and real estate were the leading contributors to relative performance. Similarly, positive security selection within real estate contributed.

Top detractors from performance:

  Our tactical underweight allocations to real estate and commodity producers detracted from relative performance, as did negative security selection within future natural resource equities.

Advisor Class: AMTYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,000	$10,000	$10,000
10/15	$7,905	$9,997	$8,367
10/16	$8,142	$10,201	$8,700
10/17	$9,027	$12,568	$9,410
10/18	$8,941	$12,503	$9,526
10/19	$9,222	$14,078	$9,940
10/20	$8,319	$14,766	$8,023
10/21	$12,115	$20,270	$12,134
10/22	$11,310	$16,225	$12,169
10/23	$11,169	$17,929	$11,980
10/24	$13,058	$23,808	$13,383

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	16.91%	7.20%	2.70%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMTYX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Advisor Class: AMTYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

United States 45.7%
Switzerland 0.8%
United Kingdom 4.5%
China 0.7%
Japan 4.1%
Others 3.9%
Australia 3.9%
Short-Term Investments 23.9%
Canada 3.0%
Other assets less liabilities 2.1%
France 1.8%
Italy 1.4%
Singapore 1.4%
Germany 1.0%
Hong Kong 0.9%
Sweden 0.9%

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AMTYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMTYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: AMTYX

4

AMRR-ADV-0153-1024

Class 1: AMTOX

October 31, 2024

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Fund Information

AB All Market Real Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$117	1.08%

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Performance Highlights

Top contributors to performance:

  Our strategic allocation to inflation-sensitive equities and real estate were the leading contributors to relative performance. Similarly, positive security selection within real estate contributed.

Top detractors from performance:

  Our tactical underweight allocations to real estate and commodity producers detracted from relative performance, as did negative security selection within future natural resource equities.

Class 1: AMTOX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,000	$10,000	$10,000
10/15	$7,888	$9,997	$8,367
10/16	$8,121	$10,201	$8,700
10/17	$8,988	$12,568	$9,410
10/18	$8,906	$12,503	$9,526
10/19	$9,186	$14,078	$9,940
10/20	$8,272	$14,766	$8,023
10/21	$12,047	$20,270	$12,134
10/22	$11,223	$16,225	$12,169
10/23	$11,071	$17,929	$11,980
10/24	$12,909	$23,808	$13,383

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	16.61%	7.04%	2.59%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMTOX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Class 1: AMTOX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTOX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: AMTOX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMTOX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

Class 1: AMTOX

4

AMRR-1-0153-1024

Class A: AMTAX

October 31, 2024

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Fund Information

AB All Market Real Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/AMTAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.17%

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Performance Highlights

Top contributors to performance:

  Our strategic allocation to inflation-sensitive equities and real estate were the leading contributors to relative performance. Similarly, positive security selection within real estate contributed.

Top detractors from performance:

  Our tactical underweight allocations to real estate and commodity producers detracted from relative performance, as did negative security selection within future natural resource equities.

Class A: AMTAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$9,572	$10,000	$10,000
10/15	$7,547	$9,997	$8,367
10/16	$7,754	$10,201	$8,700
10/17	$8,565	$12,568	$9,410
10/18	$8,470	$12,503	$9,526
10/19	$8,722	$14,078	$9,940
10/20	$7,841	$14,766	$8,023
10/21	$11,392	$20,270	$12,134
10/22	$10,594	$16,225	$12,169
10/23	$10,449	$17,929	$11,980
10/24	$12,168	$23,808	$13,383

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	16.46%	6.89%	2.43%
Class A (with sales charges)	11.51%	5.97%	1.98%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/AMTAX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Class A: AMTAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/AMTAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AMTAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/AMTAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class A: AMTAX

4

AMRR-A-0153-1024

Class C: ACMTX

October 31, 2024

SCAN ME

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Fund Information

AB All Market Real Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ACMTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.95%

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Performance Highlights

Top contributors to performance:

  Our strategic allocation to inflation-sensitive equities and real estate were the leading contributors to relative performance. Similarly, positive security selection within real estate contributed.

Top detractors from performance:

  Our tactical underweight allocations to real estate and commodity producers detracted from relative performance, as did negative security selection within future natural resource equities.

Class C: ACMTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,000	$10,000	$10,000
10/15	$7,825	$9,997	$8,367
10/16	$7,977	$10,201	$8,700
10/17	$8,754	$12,568	$9,410
10/18	$8,595	$12,503	$9,526
10/19	$8,781	$14,078	$9,940
10/20	$7,829	$14,766	$8,023
10/21	$11,306	$20,270	$12,134
10/22	$10,434	$16,225	$12,169
10/23	$10,209	$17,929	$11,980
10/24	$11,808	$23,808	$13,383

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	15.66%	6.10%	1.68%
Class C (with sales charges)	14.66%	6.10%	1.68%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ACMTX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Class C: ACMTX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ACMTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ACMTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ACMTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class C: ACMTX

4

AMRR-C-0153-1024

Class Z: AMTZX

October 31, 2024

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Fund Information

AB All Market Real Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/AMTZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$91	0.84%

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Performance Highlights

Top contributors to performance:

  Our strategic allocation to inflation-sensitive equities and real estate were the leading contributors to relative performance. Similarly, positive security selection within real estate contributed.

Top detractors from performance:

  Our tactical underweight allocations to real estate and commodity producers detracted from relative performance, as did negative security selection within future natural resource equities.

Class Z: AMTZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,019	$10,000	$10,000
10/15	$7,921	$9,997	$8,367
10/16	$8,166	$10,201	$8,700
10/17	$9,063	$12,568	$9,410
10/18	$9,001	$12,503	$9,526
10/19	$9,305	$14,078	$9,940
10/20	$8,398	$14,766	$8,023
10/21	$12,274	$20,270	$12,134
10/22	$11,460	$16,225	$12,169
10/23	$11,336	$17,929	$11,980
10/24	$13,234	$23,808	$13,383

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	16.96%	7.34%	2.84%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/AMTZX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Class Z: AMTZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/AMTZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: AMTZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/AMTZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class Z: AMTZX

4

AMRR-Z-0153-1024

Advisor Class: ABNYX

October 31, 2024

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Fund Information

AB Bond Inflation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes except Class C outperformed the Bloomberg US 1-10 Year Treasury Inflation-Protected Securities ("TIPS") Index (the “benchmark”), before sales charges. Sector allocation was the largest contributor relative to the benchmark, from allocation to investment-grade corporate bonds, asset-backed securities, agency risk-sharing transactions and high-yield corporate bonds. Overall positioning in US TIPS contributed, as positioning in six-month TIPS added more than losses from positioning in two- and five-year TIPS. Yield-curve positioning detracted from performance, as positioning on the six-month and 10-year parts of the yield-curve outweighed gains from the five-year part of the curve. Currency decisions did not affect results.

During the 12-month period, the Fund used currency forwards to hedge currency risk and actively manage currency positions. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning. Consumer Price Index swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation and positioning in US TIPS contributed the most to outperformance.

Top detractors from performance::

  During the 12-month period, yield-curve positioning detracted from performance.

Advisor Class: ABNYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,810	$10,196	$9,876
10/16	$10,484	$10,641	$10,337
10/17	$10,605	$10,737	$10,352
10/18	$10,533	$10,517	$10,289
10/19	$11,292	$11,727	$10,996
10/20	$12,187	$12,453	$11,766
10/21	$13,160	$12,393	$12,595
10/22	$12,012	$10,450	$11,690
10/23	$12,244	$10,487	$11,794
10/24	$13,300	$11,593	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	8.63%	3.33%	2.89%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNYX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

Advisor Class: ABNYX

2

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	73.1%
Non-Inflation Exposure	26.9%
Total	100.0%

Sector Allocation

Value	Value
Inflation-Linked Securities	73.1%
Corporates - Investment Grade	12.2%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	4.9%
Short-Term Investments	2.5%
Commercial Mortgage-Backed Securities	1.3%
Mortgage Pass-Throughs	0.8%
Corporates - Non-Investment Grade	0.6%
Emerging Markets - Corporate Bonds	0.5%
Collateralized Loan Obligations	0.7%
Other	0.7%
Other Assets and Liabilities	-3.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABNYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ABNYX

4

BIS-ADV-0153-1024

Class 1: ABNOX

October 31, 2024

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Fund Information

AB Bond Inflation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$72	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes except Class C outperformed the Bloomberg US 1-10 Year Treasury Inflation-Protected Securities ("TIPS") Index (the “benchmark”), before sales charges. Sector allocation was the largest contributor relative to the benchmark, from allocation to investment-grade corporate bonds, asset-backed securities, agency risk-sharing transactions and high-yield corporate bonds. Overall positioning in US TIPS contributed, as positioning in six-month TIPS added more than losses from positioning in two- and five-year TIPS. Yield-curve positioning detracted from performance, as positioning on the six-month and 10-year parts of the yield-curve outweighed gains from the five-year part of the curve. Currency decisions did not affect results.

During the 12-month period, the Fund used currency forwards to hedge currency risk and actively manage currency positions. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning. Consumer Price Index swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation and positioning in US TIPS contributed the most to outperformance.

Top detractors from performance::

  During the 12-month period, yield-curve positioning detracted from performance.

Class 1: ABNOX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,796	$10,196	$9,876
10/16	$10,471	$10,641	$10,337
10/17	$10,577	$10,737	$10,352
10/18	$10,485	$10,517	$10,289
10/19	$11,238	$11,727	$10,996
10/20	$12,119	$12,453	$11,766
10/21	$13,061	$12,393	$12,595
10/22	$11,917	$10,450	$11,690
10/23	$12,137	$10,487	$11,794
10/24	$13,173	$11,593	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	8.53%	3.23%	2.79%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNOX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

Class 1: ABNOX

2

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	73.1%
Non-Inflation Exposure	26.9%
Total	100.0%

Sector Allocation

Value	Value
Inflation-Linked Securities	73.1%
Corporates - Investment Grade	12.2%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	4.9%
Short-Term Investments	2.5%
Commercial Mortgage-Backed Securities	1.3%
Mortgage Pass-Throughs	0.8%
Corporates - Non-Investment Grade	0.6%
Emerging Markets - Corporate Bonds	0.5%
Collateralized Loan Obligations	0.7%
Other	0.7%
Other Assets and Liabilities	-3.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNOX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: ABNOX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNOX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class 1: ABNOX

4

BIS-1-0153-1024

Class 2: ABNTX

October 31, 2024

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Fund Information

AB Bond Inflation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$62	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes except Class C outperformed the Bloomberg US 1-10 Year Treasury Inflation-Protected Securities ("TIPS") Index (the “benchmark”), before sales charges. Sector allocation was the largest contributor relative to the benchmark, from allocation to investment-grade corporate bonds, asset-backed securities, agency risk-sharing transactions and high-yield corporate bonds. Overall positioning in US TIPS contributed, as positioning in six-month TIPS added more than losses from positioning in two- and five-year TIPS. Yield-curve positioning detracted from performance, as positioning on the six-month and 10-year parts of the yield-curve outweighed gains from the five-year part of the curve. Currency decisions did not affect results.

During the 12-month period, the Fund used currency forwards to hedge currency risk and actively manage currency positions. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning. Consumer Price Index swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation and positioning in US TIPS contributed the most to outperformance.

Top detractors from performance::

  During the 12-month period, yield-curve positioning detracted from performance.

Class 2: ABNTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,805	$10,196	$9,876
10/16	$10,483	$10,641	$10,337
10/17	$10,609	$10,737	$10,352
10/18	$10,527	$10,517	$10,289
10/19	$11,284	$11,727	$10,996
10/20	$12,182	$12,453	$11,766
10/21	$13,154	$12,393	$12,595
10/22	$12,001	$10,450	$11,690
10/23	$12,234	$10,487	$11,794
10/24	$13,305	$11,593	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 2	8.75%	3.35%	2.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNTX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

Class 2: ABNTX

2

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	73.1%
Non-Inflation Exposure	26.9%
Total	100.0%

Sector Allocation

Value	Value
Inflation-Linked Securities	73.1%
Corporates - Investment Grade	12.2%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	4.9%
Short-Term Investments	2.5%
Commercial Mortgage-Backed Securities	1.3%
Mortgage Pass-Throughs	0.8%
Corporates - Non-Investment Grade	0.6%
Emerging Markets - Corporate Bonds	0.5%
Collateralized Loan Obligations	0.7%
Other	0.7%
Other Assets and Liabilities	-3.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ABNTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 2: ABNTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ABNTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class 2: ABNTX

4

BIS-2-0153-1024

Class A: ABNAX

October 31, 2024

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Fund Information

AB Bond Inflation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.84%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes except Class C outperformed the Bloomberg US 1-10 Year Treasury Inflation-Protected Securities ("TIPS") Index (the “benchmark”), before sales charges. Sector allocation was the largest contributor relative to the benchmark, from allocation to investment-grade corporate bonds, asset-backed securities, agency risk-sharing transactions and high-yield corporate bonds. Overall positioning in US TIPS contributed, as positioning in six-month TIPS added more than losses from positioning in two- and five-year TIPS. Yield-curve positioning detracted from performance, as positioning on the six-month and 10-year parts of the yield-curve outweighed gains from the five-year part of the curve. Currency decisions did not affect results.

During the 12-month period, the Fund used currency forwards to hedge currency risk and actively manage currency positions. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning. Consumer Price Index swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation and positioning in US TIPS contributed the most to outperformance.

Top detractors from performance::

  During the 12-month period, yield-curve positioning detracted from performance.

Class A: ABNAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$9,773	$10,000	$10,000
10/15	$9,560	$10,196	$9,876
10/16	$10,194	$10,641	$10,337
10/17	$10,286	$10,737	$10,352
10/18	$10,184	$10,517	$10,289
10/19	$10,897	$11,727	$10,996
10/20	$11,730	$12,453	$11,766
10/21	$12,625	$12,393	$12,595
10/22	$11,498	$10,450	$11,690
10/23	$11,693	$10,487	$11,794
10/24	$12,683	$11,593	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	8.46%	3.08%	2.64%
Class A (with sales charges)	6.03%	2.62%	2.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNAX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

Class A: ABNAX

2

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	73.1%
Non-Inflation Exposure	26.9%
Total	100.0%

Sector Allocation

Value	Value
Inflation-Linked Securities	73.1%
Corporates - Investment Grade	12.2%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	4.9%
Short-Term Investments	2.5%
Commercial Mortgage-Backed Securities	1.3%
Mortgage Pass-Throughs	0.8%
Corporates - Non-Investment Grade	0.6%
Emerging Markets - Corporate Bonds	0.5%
Collateralized Loan Obligations	0.7%
Other	0.7%
Other Assets and Liabilities	-3.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ABNAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABNAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ABNAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ABNAX

4

BIS-A-0153-1024

Class C: ABNCX

October 31, 2024

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Fund Information

AB Bond Inflation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.59%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes except Class C outperformed the Bloomberg US 1-10 Year Treasury Inflation-Protected Securities ("TIPS") Index (the “benchmark”), before sales charges. Sector allocation was the largest contributor relative to the benchmark, from allocation to investment-grade corporate bonds, asset-backed securities, agency risk-sharing transactions and high-yield corporate bonds. Overall positioning in US TIPS contributed, as positioning in six-month TIPS added more than losses from positioning in two- and five-year TIPS. Yield-curve positioning detracted from performance, as positioning on the six-month and 10-year parts of the yield-curve outweighed gains from the five-year part of the curve. Currency decisions did not affect results.

During the 12-month period, the Fund used currency forwards to hedge currency risk and actively manage currency positions. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning. Consumer Price Index swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation and positioning in US TIPS contributed the most to outperformance.

Top detractors from performance::

  During the 12-month period, yield-curve positioning detracted from performance.

Class C: ABNCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,707	$10,196	$9,876
10/16	$10,276	$10,641	$10,337
10/17	$10,293	$10,737	$10,352
10/18	$10,110	$10,517	$10,289
10/19	$10,735	$11,727	$10,996
10/20	$11,479	$12,453	$11,766
10/21	$12,267	$12,393	$12,595
10/22	$11,091	$10,450	$11,690
10/23	$11,186	$10,487	$11,794
10/24	$12,040	$11,593	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	7.64%	2.32%	1.87%
Class C (with sales charges)	6.64%	2.32%	1.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNCX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

Class C: ABNCX

2

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	73.1%
Non-Inflation Exposure	26.9%
Total	100.0%

Sector Allocation

Value	Value
Inflation-Linked Securities	73.1%
Corporates - Investment Grade	12.2%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	4.9%
Short-Term Investments	2.5%
Commercial Mortgage-Backed Securities	1.3%
Mortgage Pass-Throughs	0.8%
Corporates - Non-Investment Grade	0.6%
Emerging Markets - Corporate Bonds	0.5%
Collateralized Loan Obligations	0.7%
Other	0.7%
Other Assets and Liabilities	-3.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ABNCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABNCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ABNCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ABNCX

4

BIS-C-0153-1024

Class I: ANBIX

October 31, 2024

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Fund Information

AB Bond Inflation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ANBIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes except Class C outperformed the Bloomberg US 1-10 Year Treasury Inflation-Protected Securities ("TIPS") Index (the “benchmark”), before sales charges. Sector allocation was the largest contributor relative to the benchmark, from allocation to investment-grade corporate bonds, asset-backed securities, agency risk-sharing transactions and high-yield corporate bonds. Overall positioning in US TIPS contributed, as positioning in six-month TIPS added more than losses from positioning in two- and five-year TIPS. Yield-curve positioning detracted from performance, as positioning on the six-month and 10-year parts of the yield-curve outweighed gains from the five-year part of the curve. Currency decisions did not affect results.

During the 12-month period, the Fund used currency forwards to hedge currency risk and actively manage currency positions. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning. Consumer Price Index swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation and positioning in US TIPS contributed the most to outperformance.

Top detractors from performance::

  During the 12-month period, yield-curve positioning detracted from performance.

Class I: ANBIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,812	$10,196	$9,876
10/16	$10,497	$10,641	$10,337
10/17	$10,617	$10,737	$10,352
10/18	$10,539	$10,517	$10,289
10/19	$11,301	$11,727	$10,996
10/20	$12,201	$12,453	$11,766
10/21	$13,163	$12,393	$12,595
10/22	$12,022	$10,450	$11,690
10/23	$12,248	$10,487	$11,794
10/24	$13,319	$11,593	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	8.74%	3.34%	2.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ANBIX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

Class I: ANBIX

2

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	73.1%
Non-Inflation Exposure	26.9%
Total	100.0%

Sector Allocation

Value	Value
Inflation-Linked Securities	73.1%
Corporates - Investment Grade	12.2%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	4.9%
Short-Term Investments	2.5%
Commercial Mortgage-Backed Securities	1.3%
Mortgage Pass-Throughs	0.8%
Corporates - Non-Investment Grade	0.6%
Emerging Markets - Corporate Bonds	0.5%
Collateralized Loan Obligations	0.7%
Other	0.7%
Other Assets and Liabilities	-3.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ANBIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: ANBIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ANBIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class I: ANBIX

4

BIS-I-0153-1024

Class Z: ABNZX

October 31, 2024

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Fund Information

AB Bond Inflation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes except Class C outperformed the Bloomberg US 1-10 Year Treasury Inflation-Protected Securities ("TIPS") Index (the “benchmark”), before sales charges. Sector allocation was the largest contributor relative to the benchmark, from allocation to investment-grade corporate bonds, asset-backed securities, agency risk-sharing transactions and high-yield corporate bonds. Overall positioning in US TIPS contributed, as positioning in six-month TIPS added more than losses from positioning in two- and five-year TIPS. Yield-curve positioning detracted from performance, as positioning on the six-month and 10-year parts of the yield-curve outweighed gains from the five-year part of the curve. Currency decisions did not affect results.

During the 12-month period, the Fund used currency forwards to hedge currency risk and actively manage currency positions. Treasury futures and interest rate swaps were utilized to manage duration, country exposure and yield-curve positioning. Consumer Price Index swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation and positioning in US TIPS contributed the most to outperformance.

Top detractors from performance::

  During the 12-month period, yield-curve positioning detracted from performance.

Class Z: ABNZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
12/14	$10,000	$10,000	$10,000
10/15	$9,914	$10,134	$9,953
10/16	$10,597	$10,577	$10,418
10/17	$10,723	$10,672	$10,433
10/18	$10,640	$10,453	$10,369
10/19	$11,413	$11,656	$11,081
10/20	$12,317	$12,378	$11,858
10/21	$13,295	$12,318	$12,693
10/22	$12,144	$10,387	$11,782
10/23	$12,366	$10,424	$11,886
10/24	$13,443	$11,523	$12,801

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/11/14
Class Z	8.71%	3.33%	3.04%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.53%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNZX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

Class Z: ABNZX

2

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	73.1%
Non-Inflation Exposure	26.9%
Total	100.0%

Sector Allocation

Value	Value
Inflation-Linked Securities	73.1%
Corporates - Investment Grade	12.2%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	4.9%
Short-Term Investments	2.5%
Commercial Mortgage-Backed Securities	1.3%
Mortgage Pass-Throughs	0.8%
Corporates - Non-Investment Grade	0.6%
Emerging Markets - Corporate Bonds	0.5%
Collateralized Loan Obligations	0.7%
Other	0.7%
Other Assets and Liabilities	-3.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ABNZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABNZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ABNZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: ABNZX

4

BIS-Z-0153-1024

Advisor Class: ACGYX

October 31, 2024

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Fund Information

AB Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes outperformed the Bloomberg U.S. Aggregate Bond Index (“the benchmark”), before sales charges. Over the period, sector allocation contributed the most to relative performance because of off-benchmark exposure to US high-yield and emerging-market corporate bonds, collateralized loan obligations and emerging-market sovereign bonds, which outweighed losses from an underweight to US investment-grade corporates and an overweight to US Treasuries. Security selection also contributed, as selections within US investment-grade corporates and quasi-sovereign bonds added more to performance than a loss from selection in US agency mortgage-backed securities. Yield-curve positioning contributed, from an overweight to the six-month part of the US Treasury curve that added more to performance than losses from an overweight to the two-year and an underweight to the 20-year parts of the curve. Country allocation and currency decisions did not have an impact on performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Interest rate swaps were used to manage and hedge duration risk and/or take active yield-curve positioning. Consumer Price Index swaps were utilized to obtain exposure to inflation protection. Purchased options and written options were purchased as part of put spread for downside protection (hedging).

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Advisor Class: ACGYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000
10/15	$10,306	$10,196
10/16	$10,827	$10,641
10/17	$11,417	$10,737
10/18	$11,136	$10,517
10/19	$12,445	$11,727
10/20	$12,876	$12,453
10/21	$13,271	$12,393
10/22	$10,803	$10,450
10/23	$11,021	$10,487
10/24	$12,380	$11,593

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	12.33%	-0.10%	2.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACGYX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Advisor Class: ACGYX

2

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Advisor Class Shares to: (i) reduce its interest expense to .03% from 1.04%; (ii) reduce its Total Annual Fund Operating Expenses to .61% from 1.61%; and (iii) reduce its Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .55% from 1.55%.

Advisor Class: ACGYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACGYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACGYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ACGYX

4

IF-ADV-0153-1024

Class A: AKGAX

October 31, 2024

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Fund Information

AB Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGAX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.80%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes outperformed the Bloomberg U.S. Aggregate Bond Index (“the benchmark”), before sales charges. Over the period, sector allocation contributed the most to relative performance because of off-benchmark exposure to US high-yield and emerging-market corporate bonds, collateralized loan obligations and emerging-market sovereign bonds, which outweighed losses from an underweight to US investment-grade corporates and an overweight to US Treasuries. Security selection also contributed, as selections within US investment-grade corporates and quasi-sovereign bonds added more to performance than a loss from selection in US agency mortgage-backed securities. Yield-curve positioning contributed, from an overweight to the six-month part of the US Treasury curve that added more to performance than losses from an overweight to the two-year and an underweight to the 20-year parts of the curve. Country allocation and currency decisions did not have an impact on performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Interest rate swaps were used to manage and hedge duration risk and/or take active yield-curve positioning. Consumer Price Index swaps were utilized to obtain exposure to inflation protection. Purchased options and written options were purchased as part of put spread for downside protection (hedging).

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Class A: AKGAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$9,580	$10,000
10/16	$9,881	$10,186
10/17	$10,392	$10,278
10/18	$10,111	$10,067
10/19	$11,273	$11,226
10/20	$11,637	$11,920
10/21	$11,963	$11,863
10/22	$9,711	$10,003
10/23	$9,882	$10,038
10/24	$11,092	$11,097

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 04/22/16
Class A (without sales charges)	12.24%	-0.32%	1.73%
Class A (with sales charges)	7.41%	-1.18%	1.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.23%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AKGAX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Class A: AKGAX

2

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class A shares to: (i) reduce interest expense to .03% from 1.04%; (ii) reduce Total Annual Fund Operating Expenses to .86% from 1.86%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .80% from 1.81%.

Class A: AKGAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AKGAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AKGAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AKGAX

4

IF-A-0153-1024

Class C: AKGCX

October 31, 2024

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Fund Information

AB Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGCX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes outperformed the Bloomberg U.S. Aggregate Bond Index (“the benchmark”), before sales charges. Over the period, sector allocation contributed the most to relative performance because of off-benchmark exposure to US high-yield and emerging-market corporate bonds, collateralized loan obligations and emerging-market sovereign bonds, which outweighed losses from an underweight to US investment-grade corporates and an overweight to US Treasuries. Security selection also contributed, as selections within US investment-grade corporates and quasi-sovereign bonds added more to performance than a loss from selection in US agency mortgage-backed securities. Yield-curve positioning contributed, from an overweight to the six-month part of the US Treasury curve that added more to performance than losses from an overweight to the two-year and an underweight to the 20-year parts of the curve. Country allocation and currency decisions did not have an impact on performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Interest rate swaps were used to manage and hedge duration risk and/or take active yield-curve positioning. Consumer Price Index swaps were utilized to obtain exposure to inflation protection. Purchased options and written options were purchased as part of put spread for downside protection (hedging).

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Class C: AKGCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg U.S. Aggregate Bond Index
04/16	$10,000	$10,000
10/16	$10,285	$10,186
10/17	$10,734	$10,278
10/18	$10,366	$10,067
10/19	$11,470	$11,226
10/20	$11,759	$11,920
10/21	$11,990	$11,863
10/22	$9,662	$10,003
10/23	$9,759	$10,038
10/24	$10,870	$11,097

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 04/22/16
Class C (without sales charges)	11.38%	-1.07%	0.98%
Class C (with sales charges)	10.38%	-1.07%	0.98%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.23%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AKGCX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Class C: AKGCX

2

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class C shares to: (i) reduce interest expense to .03% from 1.03%; (ii) reduce Total Annual Fund Operating Expenses to 1.61% from 2.60%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.55% from 2.54%.

Class C: AKGCX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AKGCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AKGCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: AKGCX

4

IF-C-0153-1024

Class Z: ACGZX

October 31, 2024

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Fund Information

AB Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGZX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$57	0.54%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes outperformed the Bloomberg U.S. Aggregate Bond Index (“the benchmark”), before sales charges. Over the period, sector allocation contributed the most to relative performance because of off-benchmark exposure to US high-yield and emerging-market corporate bonds, collateralized loan obligations and emerging-market sovereign bonds, which outweighed losses from an underweight to US investment-grade corporates and an overweight to US Treasuries. Security selection also contributed, as selections within US investment-grade corporates and quasi-sovereign bonds added more to performance than a loss from selection in US agency mortgage-backed securities. Yield-curve positioning contributed, from an overweight to the six-month part of the US Treasury curve that added more to performance than losses from an overweight to the two-year and an underweight to the 20-year parts of the curve. Country allocation and currency decisions did not have an impact on performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Interest rate swaps were used to manage and hedge duration risk and/or take active yield-curve positioning. Consumer Price Index swaps were utilized to obtain exposure to inflation protection. Purchased options and written options were purchased as part of put spread for downside protection (hedging).

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Class Z: ACGZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index
11/19	$10,000	$10,000
10/20	$10,354	$10,626
10/21	$10,678	$10,575
10/22	$8,695	$8,917
10/23	$8,871	$8,948
10/24	$9,980	$9,892

Average Annual Total Returns

AATR	1 Year	Since Inception 11/20/19
Class Z	12.51%	-0.04%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.22%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACGZX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Class Z: ACGZX

2

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class Z shares to: (i) reduce interest expense to .03% from 1.04%; (ii) reduce Total Annual Fund Operating Expenses to .55% from 1.55%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .54% from 1.55%.

Class Z: ACGZX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACGZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACGZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: ACGZX

4

IF-Z-0153-1024

Advisor Class: AUNYX

October 31, 2024

AB Municipal Bond Inflation Strategy

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the “benchmark”), before sales charges. Yield-curve positioning primarily detracted from performance, relative to the benchmark. Municipal credit and overweights to housing, transportation and health care offset losses from state general obligation and industrial revenue.

During the 12-month period, the Fund used derivatives in the form of credit default swaps for hedging and investment purposes. Inflation swaps were used for hedging purposes, which detracted from absolute returns. Interest rate swaps were utilized for hedging purposes.

Performance Highlights

Top contributors to performance:

  Housing and transportaion contributed primarily to the Fund's performance for the period.

Top detractors from performance:

  Yield-curve positioning detracted from overall performance.

Advisor Class: AUNYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,843	$10,287	$9,876
10/16	$10,212	$10,704	$10,337
10/17	$10,415	$10,939	$10,352
10/18	$10,398	$10,883	$10,289
10/19	$10,893	$11,908	$10,996
10/20	$11,240	$12,336	$11,766
10/21	$12,268	$12,661	$12,595
10/22	$11,553	$11,144	$11,690
10/23	$11,883	$11,439	$11,794
10/24	$12,781	$12,548	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	7.56%	3.25%	2.48%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNYX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Advisor Class: AUNYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AUNYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: AUNYX

4

MBIS-ADV-0153-1024

Class 1: AUNOX

October 31, 2024

AB Municipal Bond Inflation Strategy

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$62	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the “benchmark”), before sales charges. Yield-curve positioning primarily detracted from performance, relative to the benchmark. Municipal credit and overweights to housing, transportation and health care offset losses from state general obligation and industrial revenue.

During the 12-month period, the Fund used derivatives in the form of credit default swaps for hedging and investment purposes. Inflation swaps were used for hedging purposes, which detracted from absolute returns. Interest rate swaps were utilized for hedging purposes.

Performance Highlights

Top contributors to performance:

  Housing and transportaion contributed primarily to the Fund's performance for the period.

Top detractors from performance:

  Yield-curve positioning detracted from overall performance.

Class 1: AUNOX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,838	$10,287	$9,876
10/16	$10,190	$10,704	$10,337
10/17	$10,387	$10,939	$10,352
10/18	$10,354	$10,883	$10,289
10/19	$10,843	$11,908	$10,996
10/20	$11,173	$12,336	$11,766
10/21	$12,180	$12,661	$12,595
10/22	$11,458	$11,144	$11,690
10/23	$11,768	$11,439	$11,794
10/24	$12,651	$12,548	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	7.51%	3.13%	2.38%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNOX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Class 1: AUNOX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNOX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: AUNOX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNOX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class 1: AUNOX

4

MBIS-1-0153-1024

Class 2: AUNTX

October 31, 2024

AB Municipal Bond Inflation Strategy

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the “benchmark”), before sales charges. Yield-curve positioning primarily detracted from performance, relative to the benchmark. Municipal credit and overweights to housing, transportation and health care offset losses from state general obligation and industrial revenue.

During the 12-month period, the Fund used derivatives in the form of credit default swaps for hedging and investment purposes. Inflation swaps were used for hedging purposes, which detracted from absolute returns. Interest rate swaps were utilized for hedging purposes.

Performance Highlights

Top contributors to performance:

  Housing and transportaion contributed primarily to the Fund's performance for the period.

Top detractors from performance:

  Yield-curve positioning detracted from overall performance.

Class 2: AUNTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,848	$10,287	$9,876
10/16	$10,201	$10,704	$10,337
10/17	$10,408	$10,939	$10,352
10/18	$10,395	$10,883	$10,289
10/19	$10,887	$11,908	$10,996
10/20	$11,229	$12,336	$11,766
10/21	$12,263	$12,661	$12,595
10/22	$11,549	$11,144	$11,690
10/23	$11,873	$11,439	$11,794
10/24	$12,776	$12,548	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 2	7.51%	3.25%	2.48%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNTX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Class 2: AUNTX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 2: AUNTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class 2: AUNTX

4

MBIS-2-0153-1024

Class A: AUNAX

October 31, 2024

AB Municipal Bond Inflation Strategy

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the “benchmark”), before sales charges. Yield-curve positioning primarily detracted from performance, relative to the benchmark. Municipal credit and overweights to housing, transportation and health care offset losses from state general obligation and industrial revenue.

During the 12-month period, the Fund used derivatives in the form of credit default swaps for hedging and investment purposes. Inflation swaps were used for hedging purposes, which detracted from absolute returns. Interest rate swaps were utilized for hedging purposes.

Performance Highlights

Top contributors to performance:

  Housing and transportaion contributed primarily to the Fund's performance for the period.

Top detractors from performance:

  Yield-curve positioning detracted from overall performance.

Class A: AUNAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,838	$10,287	$9,876
10/16	$10,190	$10,704	$10,337
10/17	$10,387	$10,939	$10,352
10/18	$10,354	$10,883	$10,289
10/19	$10,843	$11,908	$10,996
10/20	$11,173	$12,336	$11,766
10/21	$12,180	$12,661	$12,595
10/22	$11,458	$11,144	$11,690
10/23	$11,768	$11,439	$11,794
10/24	$12,084	$12,548	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	7.29%	2.98%	2.22%
Class A (with sales charges)	4.05%	2.34%	1.91%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNAX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Class A: AUNAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AUNAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AUNAX

4

MBIS-A-0153-1024

Class C: AUNCX

October 31, 2024

AB Municipal Bond Inflation Strategy

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/AUNCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the “benchmark”), before sales charges. Yield-curve positioning primarily detracted from performance, relative to the benchmark. Municipal credit and overweights to housing, transportation and health care offset losses from state general obligation and industrial revenue.

During the 12-month period, the Fund used derivatives in the form of credit default swaps for hedging and investment purposes. Inflation swaps were used for hedging purposes, which detracted from absolute returns. Interest rate swaps were utilized for hedging purposes.

Performance Highlights

Top contributors to performance:

  Housing and transportaion contributed primarily to the Fund's performance for the period.

Top detractors from performance:

  Yield-curve positioning detracted from overall performance.

Class C: AUNCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/14	$10,000	$10,000	$10,000
10/15	$9,744	$10,287	$9,876
10/16	$9,997	$10,704	$10,337
10/17	$10,097	$10,939	$10,352
10/18	$9,987	$10,883	$10,289
10/19	$10,349	$11,908	$10,996
10/20	$10,572	$12,336	$11,766
10/21	$11,431	$12,661	$12,595
10/22	$10,659	$11,144	$11,690
10/23	$10,854	$11,439	$11,794
10/24	$11,557	$12,548	$12,702

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	6.47%	2.23%	1.46%
Class C (with sales charges)	5.47%	2.23%	1.46%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/AUNCX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Class C: AUNCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/AUNCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AUNCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/AUNCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

Class C: AUNCX

4

MBIS-C-0153-1024

Advisor Class: ABQYX

October 31, 2024

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Fund Information

AB Total Return Bond Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes of the Portfolio outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”), before sales charges. Security selection contributed the most , relative to the benchmark, particularly from selections in investment-grade corporate bonds, asset-backed securities and commercial mortgage-backed securities. Sector allocation added to performance, mostly from off-benchmark exposure to agency risk-sharing transactions, and high-yield corporates. Yield-curve positioning in the US detracted the most from results.

During the 12-month period, the Fund utilized derivatives the form of treasury futures and interest rate swaps to manage duration, country exposure, and yield-curve positioning. Currency forwards were utilized to hedge currency. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Security selection contributed to overall performance.

Top detractors from performance:

  Yield-curve positioning negatively impacted the Fund's performance.

Advisor Class: ABQYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000
10/15	$10,151	$10,196
10/16	$10,711	$10,641
10/17	$10,909	$10,737
10/18	$10,745	$10,517
10/19	$11,873	$11,727
10/20	$12,420	$12,453
10/21	$12,644	$12,393
10/22	$10,439	$10,450
10/23	$10,595	$10,487
10/24	$11,839	$11,593

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	11.74%	-0.06%	1.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQYX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

Advisor Class: ABQYX

2

Graphical Representation of Holdings

Top Ten Sectors (including derivatives)

Agency Fixed Rate 30-Year	21.4%
Industrial	17.5%
Financial Institutions	14.2%
Treasuries	9.7%
Treasury Bonds	9.7%
Risk Share Floating Rate	5.0%
Autos - Fixed Rate	4.1%
Other ABS - Fixed Rate	3.6%
Non-Agency Fixed Rate CMBS	2.8%
Utility	2.3%
Non-Agency Floating Rate CMBS	2.0%
Inflation-Linked Securities	1.5%
Others	4.9%
Short-Term Investments	8.0%
Other assets less liabilities	-6.7%

Sector Breakdown (excluding derivatives)

Value	Value
Corporates - Investment Grade	31.6%
Mortgage Pass-Throughs	22.2%
U.S Treasury Securities	19.5%
Asset-Backed Securities	8.7%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	4.8%
Inflation-Linked Securities	1.5%
Emerging Markets - Corporate Bonds	1.3%
Corporates - Non-Investment Grade	1.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABQYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABQYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABQYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

Advisor Class: ABQYX

4

TRB-ADV-0153-1024

Class A: ABQUX

October 31, 2024

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Fund Information

AB Total Return Bond Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQUX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes of the Portfolio outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”), before sales charges. Security selection contributed the most , relative to the benchmark, particularly from selections in investment-grade corporate bonds, asset-backed securities and commercial mortgage-backed securities. Sector allocation added to performance, mostly from off-benchmark exposure to agency risk-sharing transactions, and high-yield corporates. Yield-curve positioning in the US detracted the most from results.

During the 12-month period, the Fund utilized derivatives the form of treasury futures and interest rate swaps to manage duration, country exposure, and yield-curve positioning. Currency forwards were utilized to hedge currency. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Security selection contributed to overall performance.

Top detractors from performance:

  Yield-curve positioning negatively impacted the Fund's performance.

Class A: ABQUX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
10/14	$9,574	$10,000
10/15	$9,692	$10,196
10/16	$10,192	$10,641
10/17	$10,364	$10,737
10/18	$10,183	$10,517
10/19	$11,224	$11,727
10/20	$11,716	$12,453
10/21	$11,885	$12,393
10/22	$9,796	$10,450
10/23	$9,907	$10,487
10/24	$11,055	$11,593

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	11.59%	-0.30%	1.45%
Class A (with sales charges)	6.81%	-1.16%	1.01%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQUX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

Class A: ABQUX

2

Graphical Representation of Holdings

Top Ten Sectors (including derivatives)

Agency Fixed Rate 30-Year	21.4%
Industrial	17.5%
Financial Institutions	14.2%
Treasuries	9.7%
Treasury Bonds	9.7%
Risk Share Floating Rate	5.0%
Autos - Fixed Rate	4.1%
Other ABS - Fixed Rate	3.6%
Non-Agency Fixed Rate CMBS	2.8%
Utility	2.3%
Non-Agency Floating Rate CMBS	2.0%
Inflation-Linked Securities	1.5%
Others	4.9%
Short-Term Investments	8.0%
Other assets less liabilities	-6.7%

Sector Breakdown (excluding derivatives)

Value	Value
Corporates - Investment Grade	31.6%
Mortgage Pass-Throughs	22.2%
U.S Treasury Securities	19.5%
Asset-Backed Securities	8.7%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	4.8%
Inflation-Linked Securities	1.5%
Emerging Markets - Corporate Bonds	1.3%
Corporates - Non-Investment Grade	1.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABQUX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABQUX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABQUX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ABQUX

4

TRB-A-0153-1024

Class C: ABQCX

October 31, 2024

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Fund Information

AB Total Return Bond Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.52%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes of the Portfolio outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”), before sales charges. Security selection contributed the most , relative to the benchmark, particularly from selections in investment-grade corporate bonds, asset-backed securities and commercial mortgage-backed securities. Sector allocation added to performance, mostly from off-benchmark exposure to agency risk-sharing transactions, and high-yield corporates. Yield-curve positioning in the US detracted the most from results.

During the 12-month period, the Fund utilized derivatives the form of treasury futures and interest rate swaps to manage duration, country exposure, and yield-curve positioning. Currency forwards were utilized to hedge currency. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Security selection contributed to overall performance.

Top detractors from performance:

  Yield-curve positioning negatively impacted the Fund's performance.

Class C: ABQCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000
10/15	$10,059	$10,196
10/16	$10,492	$10,641
10/17	$10,579	$10,737
10/18	$10,326	$10,517
10/19	$11,290	$11,727
10/20	$11,705	$12,453
10/21	$11,788	$12,393
10/22	$9,640	$10,450
10/23	$9,676	$10,487
10/24	$10,708	$11,593

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	10.67%	-1.05%	0.69%
Class C (with sales charges)	9.67%	-1.05%	0.69%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQCX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

Class C: ABQCX

2

Graphical Representation of Holdings

Top Ten Sectors (including derivatives)

Agency Fixed Rate 30-Year	21.4%
Industrial	17.5%
Financial Institutions	14.2%
Treasuries	9.7%
Treasury Bonds	9.7%
Risk Share Floating Rate	5.0%
Autos - Fixed Rate	4.1%
Other ABS - Fixed Rate	3.6%
Non-Agency Fixed Rate CMBS	2.8%
Utility	2.3%
Non-Agency Floating Rate CMBS	2.0%
Inflation-Linked Securities	1.5%
Others	4.9%
Short-Term Investments	8.0%
Other assets less liabilities	-6.7%

Sector Breakdown (excluding derivatives)

Value	Value
Corporates - Investment Grade	31.6%
Mortgage Pass-Throughs	22.2%
U.S Treasury Securities	19.5%
Asset-Backed Securities	8.7%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	4.8%
Inflation-Linked Securities	1.5%
Emerging Markets - Corporate Bonds	1.3%
Corporates - Non-Investment Grade	1.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABQCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABQCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABQCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ABQCX

4

TRB-C-0153-1024

Class I: ABQIX

October 31, 2024

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Fund Information

AB Total Return Bond Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes of the Portfolio outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”), before sales charges. Security selection contributed the most , relative to the benchmark, particularly from selections in investment-grade corporate bonds, asset-backed securities and commercial mortgage-backed securities. Sector allocation added to performance, mostly from off-benchmark exposure to agency risk-sharing transactions, and high-yield corporates. Yield-curve positioning in the US detracted the most from results.

During the 12-month period, the Fund utilized derivatives the form of treasury futures and interest rate swaps to manage duration, country exposure, and yield-curve positioning. Currency forwards were utilized to hedge currency. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Security selection contributed to overall performance.

Top detractors from performance:

  Yield-curve positioning negatively impacted the Fund's performance.

Class I: ABQIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000
10/15	$10,151	$10,196
10/16	$10,702	$10,641
10/17	$10,909	$10,737
10/18	$10,744	$10,517
10/19	$11,872	$11,727
10/20	$12,429	$12,453
10/21	$12,642	$12,393
10/22	$10,438	$10,450
10/23	$10,581	$10,487
10/24	$11,832	$11,593

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	11.82%	-0.07%	1.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQIX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

Class I: ABQIX

2

Graphical Representation of Holdings

Top Ten Sectors (including derivatives)

Agency Fixed Rate 30-Year	21.4%
Industrial	17.5%
Financial Institutions	14.2%
Treasuries	9.7%
Treasury Bonds	9.7%
Risk Share Floating Rate	5.0%
Autos - Fixed Rate	4.1%
Other ABS - Fixed Rate	3.6%
Non-Agency Fixed Rate CMBS	2.8%
Utility	2.3%
Non-Agency Floating Rate CMBS	2.0%
Inflation-Linked Securities	1.5%
Others	4.9%
Short-Term Investments	8.0%
Other assets less liabilities	-6.7%

Sector Breakdown (excluding derivatives)

Value	Value
Corporates - Investment Grade	31.6%
Mortgage Pass-Throughs	22.2%
U.S Treasury Securities	19.5%
Asset-Backed Securities	8.7%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	4.8%
Inflation-Linked Securities	1.5%
Emerging Markets - Corporate Bonds	1.3%
Corporates - Non-Investment Grade	1.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABQIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: ABQIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABQIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class I: ABQIX

4

TRB-I-0153-1024

Class Z: ABQZX

October 31, 2024

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Fund Information

AB Total Return Bond Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$55	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes of the Portfolio outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”), before sales charges. Security selection contributed the most , relative to the benchmark, particularly from selections in investment-grade corporate bonds, asset-backed securities and commercial mortgage-backed securities. Sector allocation added to performance, mostly from off-benchmark exposure to agency risk-sharing transactions, and high-yield corporates. Yield-curve positioning in the US detracted the most from results.

During the 12-month period, the Fund utilized derivatives the form of treasury futures and interest rate swaps to manage duration, country exposure, and yield-curve positioning. Currency forwards were utilized to hedge currency. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Security selection contributed to overall performance.

Top detractors from performance:

  Yield-curve positioning negatively impacted the Fund's performance.

Class Z: ABQZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index
10/14	$10,237	$10,000
10/15	$10,415	$10,196
10/16	$10,988	$10,641
10/17	$11,191	$10,737
10/18	$11,024	$10,517
10/19	$12,179	$11,727
10/20	$12,739	$12,453
10/21	$12,957	$12,393
10/22	$10,710	$10,450
10/23	$10,858	$10,487
10/24	$11,835	$11,593

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	11.84%	-0.06%	1.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQZX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

Class Z: ABQZX

2

Graphical Representation of Holdings

Top Ten Sectors (including derivatives)

Agency Fixed Rate 30-Year	21.4%
Industrial	17.5%
Financial Institutions	14.2%
Treasuries	9.7%
Treasury Bonds	9.7%
Risk Share Floating Rate	5.0%
Autos - Fixed Rate	4.1%
Other ABS - Fixed Rate	3.6%
Non-Agency Fixed Rate CMBS	2.8%
Utility	2.3%
Non-Agency Floating Rate CMBS	2.0%
Inflation-Linked Securities	1.5%
Others	4.9%
Short-Term Investments	8.0%
Other assets less liabilities	-6.7%

Sector Breakdown (excluding derivatives)

Value	Value
Corporates - Investment Grade	31.6%
Mortgage Pass-Throughs	22.2%
U.S Treasury Securities	19.5%
Asset-Backed Securities	8.7%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	4.8%
Inflation-Linked Securities	1.5%
Emerging Markets - Corporate Bonds	1.3%
Corporates - Non-Investment Grade	1.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABQZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABQZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABQZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: ABQZX

4

TRB-Z-0153-1024

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Total Return Bond Portfolio	2023	$89,151	$—	$19,428
	2024	$89,151	$—	$18,252
AB Bond Inflation Strategy	2023	$100,902	$—	$17,428
	2024	$100,902	$—	$17,252
AB Municipal Bond Inflation Strategy	2023	$73,009	$—	$19,400
	2024	$73,009	$—	$17,351
AB All Market Real Return	2023	$92,184	$—	$98,011
	2024	$92,184	$—	$46,261
AB Income	2023	$127,218	$—	$34,681
	2024	$127,218	$—	$26,962

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Total Return Bond Portfolio	2023	$1,780,458	$19,428
			$—
			$(19,428)
	2024	$2,042,558	$18,252
			$—
			$(18,252)
AB Bond Inflation Strategy	2023	$1,778,458	$17,428
			$—
			$(17,428)
	2024	$2,041,557	$17,252
			$—
			$(17,252)
AB Municipal Bond Inflation Strategy	2023	$1,780,430	$19,400
			$—
			$(19,400)
	2024	$2,041,657	$17,351
			$—
			$(17,351)
AB All Market Real Return	2023	$1,859,041	$98,011
			$—
			$(98,011)
	2024	$2,070,567	$46,261
			$—
			$(46,261)
AB Income	2023	$1,795,711	$34,681
			$—
			$(34,681)
	2024	$2,051,268	$26,962
			$—
			$(26,962)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OCT 10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL MARKET REAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

October 31, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 71.3%
Real Estate – 36.1%
Diversified REITs – 2.1%
Charter Hall Group	128,410	$1,267,125
Covivio SA/France	17,869	1,016,556
Essential Properties Realty Trust, Inc.	127,600	4,043,644
KDX Realty Investment Corp.	673	640,196
Land Securities Group PLC	221,930	1,723,661
Merlin Properties Socimi SA	83,640	933,280
Stockland	1,564,930	5,292,000

		14,916,462

Health Care REITs – 3.5%
Aedifica SA	18,560	1,198,192
American Healthcare REIT, Inc.	181,090	4,816,994
Ventas, Inc.	126,310	8,272,042
Welltower, Inc.	73,380	9,897,494

		24,184,722

Hotel & Resort REITs – 0.7%
Hoshino Resorts REIT, Inc.(a)	238	361,287
Japan Hotel REIT Investment Corp.	1,098	506,287
Ryman Hospitality Properties, Inc.	28,920	3,095,886
Xenia Hotels & Resorts, Inc.	76,060	1,077,770

		5,041,230

Industrial REITs – 5.8%
CapitaLand Ascendas REIT	1,368,600	2,773,478
Dream Industrial Real Estate Investment Trust	152,284	1,445,897
Goodman Group	220,560	5,266,861
Japan Logistics Fund, Inc.	561	1,005,164
Lineage, Inc.	23,469	1,737,645
Mapletree Logistics Trust	741,400	739,478
Mitsui Fudosan Logistics Park, Inc.	3,036	2,021,386
Nippon Prologis REIT, Inc.	465	748,130
Prologis, Inc.	132,441	14,957,886
Rexford Industrial Realty, Inc.	112,560	4,827,698
Segro PLC	155,760	1,578,220
STAG Industrial, Inc.	46,100	1,718,608
Tritax Big Box REIT PLC	673,960	1,226,213

		40,046,664

Office REITs – 1.8%
BXP, Inc.	23,860	1,922,162
COPT Defense Properties	142,260	4,580,772
Daiwa Office Investment Corp.	1,393	2,750,958
Derwent London PLC	40,360	1,139,725
Dexus	260,400	1,222,119
Nippon Building Fund, Inc.	1,070	919,014

		12,534,750

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate Management & Development – 4.8%
Azrieli Group Ltd.	11,270	$860,361
CapitaLand Investment Ltd./Singapore	389,700	823,275
Castellum AB(b)	170,740	2,138,129
Catena AB	21,560	988,275
CTP NV	41,809	699,395
Fastighets AB Balder – Class B(b)	187,970	1,462,318
Katitas Co., Ltd.	139,400	1,767,459
LEG Immobilien SE	18,170	1,716,473
Mitsubishi Estate Co., Ltd.	135,800	2,008,214
Mitsui Fudosan Co., Ltd.	567,500	4,842,108
PSP Swiss Property AG (REG)	25,450	3,614,151
Shurgard Self Storage Ltd.	14,960	640,649
Stem, Inc.(a)(b)	150,197	56,699
Sumitomo Realty & Development Co., Ltd.	50,600	1,500,985
Sun Hung Kai Properties Ltd.	284,500	3,080,556
Swire Properties Ltd.	775,400	1,578,092
TAG Immobilien AG(b)	66,260	1,101,493
Unibail-Rodamco-Westfield(b)	14,570	1,191,422
Vonovia SE	98,564	3,231,493

		33,301,547

Residential REITs – 4.4%
Comforia Residential REIT, Inc.	825	1,616,801
Independence Realty Trust, Inc.	262,990	5,159,864
Invitation Homes, Inc.	89,910	2,824,073
Killam Apartment Real Estate Investment Trust	119,130	1,599,979
Mid-America Apartment Communities, Inc.	48,720	7,373,285
Sun Communities, Inc.	25,877	3,433,360
UDR, Inc.	164,250	6,929,708
UNITE Group PLC (The)	131,060	1,482,558

		30,419,628

Retail REITs – 5.6%
Acadia Realty Trust	205,450	5,031,471
Brixmor Property Group, Inc.	192,490	5,187,606
CapitaLand Integrated Commercial Trust	1,431,576	2,174,962
Frasers Centrepoint Trust	645,600	1,089,325
Hammerson PLC	290,900	1,078,041
Klepierre SA	60,650	1,939,077
Link REIT	345,160	1,608,244
NETSTREIT Corp.	149,706	2,320,443
Realty Income Corp.	99,340	5,897,816
Region Re Ltd.	1,006,168	1,446,873
Scentre Group	860,710	1,973,321
Simon Property Group, Inc.	50,632	8,562,884
Supermarket Income Reit PLC	814,790	745,344

		39,055,407

2 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialized REITs – 7.4%
Big Yellow Group PLC	71,010	$1,106,092
Digital Realty Trust, Inc.	52,210	9,305,388
Equinix, Inc.	15,920	14,456,634
Extra Space Storage, Inc.	35,540	5,803,682
Iron Mountain, Inc.	45,830	5,670,546
Public Storage	23,840	7,844,790
VICI Properties, Inc.	236,496	7,511,113

		51,698,245

		251,198,655

Energy – 8.3%
Energy Equipment & Services – 0.7%
Saipem SpA(b)	759,714	1,806,291
TechnipFMC PLC	46,680	1,245,889
Vallourec SACA(b)	110,331	1,816,518

		4,868,698

Oil, Gas & Consumable Fuels – 7.6%
BP PLC	556,260	2,720,567
Cameco Corp. (New York)	18,734	978,290
Cameco Corp. (Toronto)	4,742	247,803
Chevron Corp.	31,874	4,743,489
ConocoPhillips	42,397	4,644,167
Cosan SA	30,900	63,180
Coterra Energy, Inc.	33,204	794,240
Devon Energy Corp.	19,761	764,355
Eni SpA	200,879	3,060,027
EOG Resources, Inc.	28,608	3,489,032
Exxon Mobil Corp.	88,378	10,320,783
Gazprom PJSC(b)(c)(d)(e)	818,956	– 0	–
Hess Corp.	17,883	2,404,906
HF Sinclair Corp.	9,685	373,938
Imperial Oil Ltd.(a)	15,344	1,145,001
Inpex Corp.	20,500	270,232
LUKOIL PJSC(c)(d)(e)	20,541	– 0	–
Neste Oyj(a)	541	8,686
Paladin Energy Ltd.(b)	9,027	59,430
REX American Resources Corp.(b)	4,943	221,100
Shell PLC	311,480	10,399,486
TotalEnergies SE	80,547	5,054,779
Uranium Energy Corp.(b)	30,057	223,023
Woodside Energy Group Ltd.(a)	64,000	1,007,260

		52,993,774

		57,862,472

Materials – 6.3%
Chemicals – 1.3%
Air Liquide SA	441	79,072
Air Products and Chemicals, Inc.	809	251,219

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Albemarle Corp.(a)	1,651	$156,399
BASF SE	1,955	95,038
CF Industries Holdings, Inc.	16,070	1,321,436
CNGR Advanced Material Co., Ltd. – Class A	50,090	270,111
Corteva, Inc.	21,035	1,281,452
DSM-Firmenich AG	795	94,274
Ecolab, Inc.	890	218,700
Enchem Co., Ltd.(b)	671	83,722
Ganfeng Lithium Group Co., Ltd – Class A	38,080	181,762
Givaudan SA (REG)	28	132,928
Guangzhou Tinci Materials Technology Co., Ltd. – Class A	78,800	209,766
Johnson Matthey PLC	5,545	106,701
LG Chem Ltd.	390	87,689
Linde PLC	418	190,671
Mitsubishi Chemical Group Corp.	22,600	121,952
Novonesis (Novozymes) B	1,723	108,276
Nutrien Ltd.	18,696	891,425
RPM International, Inc.	6,124	778,422
Shanghai Putailai New Energy Technology Co., Ltd. – Class A	99,319	234,817
Sherwin-Williams Co. (The)	2,531	908,047
Sumitomo Chemical Co., Ltd.	401,700	1,072,434
Symrise AG	971	116,841
Umicore SA	5,914	71,201
Wacker Chemie AG	724	60,898

		9,125,253

Metals & Mining – 5.0%
Agnico Eagle Mines Ltd.	33,842	2,921,055
Anglo American PLC	66,804	2,070,952
Antofagasta PLC	67,599	1,509,930
APERAM SA	30,826	839,018
ArcelorMittal SA	116,623	2,884,586
Barrick Gold Corp.	96,924	1,872,572
Capstone Mining Corp.(b)	209,077	1,446,053
CMOC Group Ltd. – Class H	342,000	283,095
Endeavour Mining PLC	101,125	2,267,632
Glencore PLC(b)	528,235	2,770,402
Kinross Gold Corp.	121,281	1,223,829
Lundin Mining Corp.	197,167	1,917,364
MMC Norilsk Nickel PJSC (ADR)(b)(c)(d)	66,074	– 0	–
Norsk Hydro ASA	309,559	1,921,541
Radius Recycling, Inc.	10,806	174,949
Rio Tinto PLC	104,076	6,726,225
Sims Ltd.	15,605	129,677
Teck Resources Ltd. – Class B	54,915	2,552,998
Vale SA (Sponsored ADR)	133,729	1,430,900

		34,942,778

		44,068,031

4 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Information Technology – 5.2%
Communications Equipment – 0.2%
Motorola Solutions, Inc.	2,924	$1,313,900

Electronic Equipment, Instruments & Components – 0.1%
Itron, Inc.(b)	2,281	254,925
Samsung SDI Co., Ltd.	343	80,421
Shoals Technologies Group, Inc. – Class A(b)	25,102	135,802

		471,148

IT Services – 0.5%
Gartner, Inc.(b)	2,109	1,059,773
GoDaddy, Inc. – Class A(b)	2,743	457,532
NEXTDC Ltd.(b)	85,590	914,279
VeriSign, Inc.(b)	4,806	849,893

		3,281,477

Semiconductors & Semiconductor Equipment – 1.6%
ASML Holding NV	955	642,840
Broadcom, Inc.	5,056	858,357
Enphase Energy, Inc.(b)	1,627	135,106
First Solar, Inc.(b)	1,150	223,652
GCL Technology Holdings Ltd.(a)(b)	835,000	184,374
JA Solar Technology Co., Ltd. – Class A	111,280	302,786
KLA Corp.	742	494,343
LONGi Green Energy Technology Co., Ltd. – Class A	70,032	194,501
Maxeon Solar Technologies Ltd.(a)(b)	5,168	47,675
NVIDIA Corp.	46,379	6,157,276
Qorvo, Inc.(b)	2,868	204,374
QUALCOMM, Inc.	5,233	851,775
Shanghai Aiko Solar Energy Co., Ltd. – Class A(b)	108,800	195,945
SolarEdge Technologies, Inc.(a)(b)	6,583	112,306
Universal Display Corp.	988	178,156
Wolfspeed, Inc.(a)(b)	8,423	112,110
Xinyi Solar Holdings Ltd.(a)	268,000	137,448

		11,033,024

Software – 1.8%
Autodesk, Inc.(b)	4,586	1,301,507
DocuSign, Inc.(b)	18,713	1,298,308
Dropbox, Inc. – Class A(b)	45,830	1,184,705
Manhattan Associates, Inc.(b)	4,241	1,116,910
Microsoft Corp.	11,817	4,801,838
Oracle Corp.	7,786	1,306,802
Trend Micro, Inc./Japan	1,600	83,716
Zoom Video Communications, Inc. – Class A(b)	17,519	1,309,370

		12,403,156

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	28,040	$6,334,516
NetApp, Inc.	9,419	1,086,105

		7,420,621

		35,923,326

Industrials – 3.8%
Aerospace & Defense – 0.1%
General Electric Co.	1,624	278,971
Huntington Ingalls Industries, Inc.	4,479	828,436

		1,107,407

Building Products – 0.6%
A O Smith Corp.	3,003	225,525
Advanced Drainage Systems, Inc.	1,460	218,825
AGC, Inc.	16,700	511,774
Kingspan Group PLC	1,202	106,145
Lennox International, Inc.	523	315,144
Masco Corp.	13,641	1,090,052
Nibe Industrier AB – Class B	12,487	60,544
Owens Corning	8,073	1,427,225

		3,955,234

Commercial Services & Supplies – 0.5%
Brambles Ltd.	49,078	590,900
Casella Waste Systems, Inc. – Class A(b)	1,819	178,044
Cintas Corp.	6,412	1,319,653
Clean Harbors, Inc.(b)	1,088	251,611
Rollins, Inc.	6,757	318,525
Veralto Corp.	9,825	1,004,017

		3,662,750

Construction & Engineering – 0.2%
EMCOR Group, Inc.	1,732	772,593
MasTec, Inc.(b)	2,275	279,575
Quanta Services, Inc.	914	275,690

		1,327,858

Electrical Equipment – 1.1%
ABB Ltd. (REG)	2,919	162,212
Acuity Brands, Inc.	2,922	878,616
Array Technologies, Inc.(a)(b)	22,812	148,962
Bloom Energy Corp. – Class A(a)(b)	15,019	144,182
BWX Technologies, Inc.	2,587	314,967
Cavendish Hydrogen ASA(b)	1,491	1,519
Contemporary Amperex Technology Co., Ltd. – Class A	5,760	199,912
Doosan Fuel Cell Co., Ltd.(b)	1,724	21,604
Ecopro BM Co., Ltd.(b)	280	34,170
Eve Energy Co., Ltd. – Class A	30,600	208,888
Fluence Energy, Inc.(a)(b)	14,673	319,138

6 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

FuelCell Energy, Inc.(a)(b)	395,690	$136,117
Goldwind Science & Technology Co., Ltd. – Class A	182,200	278,804
GoodWe Technologies Co., Ltd. – Class A	16,579	123,820
Gotion High-tech Co., Ltd. – Class A	42,100	134,498
GS Yuasa Corp.	8,500	150,380
Legrand SA	9,302	1,049,902
NARI Technology Co., Ltd. – Class A	44,170	161,396
NEL ASA(b)	132,599	51,298
Nexans SA	1,341	186,671
NEXTracker, Inc. – Class A(b)	4,680	186,358
Ningbo Ronbay New Energy Technology Co., Ltd. – Class A	56,905	240,055
Nordex SE(b)	8,884	126,602
Plug Power, Inc.(a)(b)	69,227	135,685
Prysmian SpA	18,879	1,332,372
Schneider Electric SE	505	130,820
Siemens Energy AG(b)	3,984	163,635
Signify NV(f)	5,729	140,272
SK IE Technology Co., Ltd.(b)(f)	420	10,367
Sungrow Power Supply Co., Ltd. – Class A	20,300	258,734
Sunrun, Inc.(b)	11,588	167,447
Titan Wind Energy Suzhou Co., Ltd. – Class A	164,800	211,972
Vestas Wind Systems A/S(b)	3,822	72,837

		7,884,212

Ground Transportation – 0.0%
MTR Corp., Ltd.	13,500	49,118

Industrial Conglomerates – 0.1%
Hikari Tsushin, Inc.	2,200	444,031
Hitachi Ltd.	2,600	65,325
Siemens AG (REG)	610	118,675

		628,031

Machinery – 0.4%
AGCO Corp.	12,687	1,266,670
Alstom SA(b)	3,708	81,563
Chart Industries, Inc.(a)(b)	1,240	149,693
CNH Industrial NV	8,922	100,188
Cummins, Inc.	910	299,372
Deere & Co.	574	232,292
Energy Recovery, Inc.(b)	12,483	222,946
NGK Insulators Ltd.	8,700	107,176
Volvo AB – Class B	7,145	186,104
Xylem, Inc./NY	1,455	177,190

		2,823,194

Professional Services – 0.6%
Automatic Data Processing, Inc.	4,829	1,396,740
Robert Half, Inc.	13,800	939,918

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SGS SA (REG)	3,509	$371,487
Verisk Analytics, Inc.	4,517	1,240,910

		3,949,055

Transportation Infrastructure – 0.2%
Aena SME SA	5,429	1,203,175

		26,590,034

Financials – 3.2%
Banks – 1.0%
Canadian Imperial Bank of Commerce	20,727	1,296,749
Citigroup, Inc.	22,262	1,428,553
DBS Group Holdings Ltd.	21,600	626,288
First Citizens BancShares, Inc./NC – Class A	601	1,164,347
Japan Post Bank Co., Ltd.	96,400	860,982
National Bank of Canada	608	57,990
NatWest Group PLC	255,048	1,208,482
Standard Chartered PLC	38,450	445,881

		7,089,272

Capital Markets – 0.5%
Ameriprise Financial, Inc.	2,622	1,338,007
Goldman Sachs Group, Inc. (The)	2,953	1,529,034
Moody’s Corp.	1,686	765,511
TMX Group Ltd.	5,112	159,673

		3,792,225

Consumer Finance – 0.3%
Ally Financial, Inc.	27,738	972,217
Synchrony Financial	18,660	1,028,912

		2,001,129

Financial Services – 0.5%
Corebridge Financial, Inc.	37,508	1,191,629
Mastercard, Inc. – Class A	3,851	1,923,921

		3,115,550

Insurance – 0.9%
Ageas SA/NV	13,584	708,926
Allstate Corp. (The)	4,458	831,506
Everest Group Ltd.	3,003	1,067,897
Japan Post Holdings Co., Ltd.	127,400	1,175,403
Poste Italiane SpA	85,973	1,208,895
T&D Holdings, Inc.(a)	69,200	1,104,588

		6,097,215

		22,095,391

Health Care – 2.8%
Biotechnology – 0.7%
AbbVie, Inc.	5,899	1,202,629
Alnylam Pharmaceuticals, Inc.(b)	1,112	296,448
Amgen, Inc.	1,443	461,991
Biogen, Inc.(b)	3,001	522,174

8 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Gilead Sciences, Inc.	8,344	$741,114
Incyte Corp.(b)	7,502	556,048
Neurocrine Biosciences, Inc.(b)	4,159	500,203
United Therapeutics Corp.(b)	1,524	569,931

		4,850,538

Health Care Equipment & Supplies – 0.3%
Demant A/S(b)	15,158	559,879
Hologic, Inc.(b)	2,666	215,599
ResMed, Inc.	5,083	1,232,475

		2,007,953

Health Care Providers & Services – 0.9%
ABIOMED, Inc. (CVR)(b)(c)(d)	1,321	1,348
Cardinal Health, Inc.	5,244	569,079
Cencora, Inc.	1,291	294,451
Centene Corp.(b)	10,885	677,700
Chartwell Retirement Residences	204,700	2,300,826
McKesson Corp.	2,580	1,291,522
Universal Health Services, Inc. – Class B	5,303	1,083,456

		6,218,382

Pharmaceuticals – 0.9%
Eli Lilly & Co.	2,789	2,314,145
Merck & Co., Inc.	5,146	526,539
Novo Nordisk A/S – Class B	15,866	1,779,610
Roche Holding AG (Genusschein)	5,046	1,563,772

		6,184,066

		19,260,939

Consumer Discretionary – 2.0%
Automobiles – 0.3%
BYD Co., Ltd. – Class H	9,000	325,068
Li Auto, Inc. – Class A(b)	16,100	202,459
Lucid Group, Inc.(b)	49,779	110,012
Nissan Motor Co., Ltd.(a)	364,200	970,247
Rivian Automotive, Inc. – Class A(a)(b)	9,062	91,526
Tesla, Inc.(b)	3,038	759,044

		2,458,356

Broadline Retail – 0.5%
Amazon.com, Inc.(b)	13,292	2,477,629
MercadoLibre, Inc.(b)	671	1,366,948

		3,844,577

Hotels, Restaurants & Leisure – 0.3%
Expedia Group, Inc.(b)	7,285	1,138,718
La Francaise des Jeux SAEM	7,582	324,094
Lottery Corp., Ltd. (The)	128,889	421,143

		1,883,955

Household Durables – 0.5%
Desarrolladora Homex SAB de CV(b)	1,590	– 0	–

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Open House Group Co., Ltd.	16,300	$600,840
Panasonic Holdings Corp.	11,700	96,292
PulteGroup, Inc.	20,372	2,638,785

		3,335,917

Specialty Retail – 0.2%
TJX Cos., Inc. (The)	12,043	1,361,220

Textiles, Apparel & Luxury Goods – 0.2%
Pandora A/S	7,547	1,141,077

		14,025,102

Communication Services – 1.4%
Diversified Telecommunication Services – 0.1%
Infrastrutture Wireless Italiane SpA	84,010	947,194

Entertainment – 0.4%
Netflix, Inc.(b)	2,439	1,843,957
Sea Ltd. (ADR)(b)	12,901	1,213,339

		3,057,296

Interactive Media & Services – 0.7%
Alphabet, Inc. – Class A	10,555	1,806,066
Alphabet, Inc. – Class C	4,782	825,804
LY Corp.	56,400	153,847
Meta Platforms, Inc. – Class A	3,021	1,714,659

		4,500,376

Media – 0.2%
Fox Corp. – Class B	30,140	1,174,254

		9,679,120

Utilities – 1.2%
Electric Utilities – 0.6%
Elia Group SA/NV(a)	622	59,187
Enel SpA	182,334	1,382,835
Iberdrola SA	11,947	177,467
NRG Energy, Inc.	12,665	1,144,916
Origin Energy Ltd.	164,354	1,037,746
Redeia Corp. SA	7,001	129,628
SSE PLC	2,635	59,876
Terna – Rete Elettrica Nazionale	16,162	139,991
Verbund AG	2,516	207,203

		4,338,849

Independent Power and Renewable Electricity Producers – 0.3%
Altus Power, Inc.(a)(b)	51,142	175,929
Boralex, Inc. – Class A	8,600	206,731
Brookfield Renewable Corp. – Class A	7,522	230,303
China Longyuan Power Group Corp., Ltd. – Class H	239,000	212,520

10 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Corp. ACCIONA Energias Renovables SA(a)	3,265	$67,591
EDP Renovaveis SA(a)	8,063	109,283
Encavis AG(b)	5,506	103,064
ERG SpA	3,209	72,067
NextEra Energy Partners LP	8,259	159,812
Ormat Technologies, Inc.	2,761	218,174
Orsted AS(b)	1,593	93,759
RENOVA, Inc.(b)	12,900	73,098
Solaria Energia y Medio Ambiente SA(a)(b)	6,790	71,221
Sunnova Energy International, Inc.(a)(b)	18,376	111,542

		1,905,094

Multi-Utilities – 0.3%
Centrica PLC	382,116	578,440
DTE Energy Co.	9,312	1,156,737
E.ON SE	7,613	102,738
National Grid PLC	5,307	66,635

		1,904,550

		8,148,493

Consumer Staples – 1.0%
Beverages – 0.2%
Carlsberg AS – Class B	4,591	507,368
Coca-Cola Co. (The)	13,528	883,514

		1,390,882

Consumer Staples Distribution & Retail – 0.1%
George Weston Ltd.	4,619	732,651

Food Products – 0.1%
Beyond Meat, Inc.(a)(b)	34,310	208,948
Darling Ingredients, Inc.(b)	5,208	203,685
Kerry Group PLC – Class A	1,197	119,550

		532,183

Household Products – 0.3%
Essity AB – Class B	39,389	1,112,033
Kimberly-Clark Corp.	8,516	1,142,677

		2,254,710

Personal Care Products – 0.1%
Unilever PLC (London)	18,256	1,113,653

Tobacco – 0.2%
Imperial Brands PLC	42,427	1,280,364

		7,304,443

Total Common Stocks (cost $431,746,664)		496,156,006

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 2.0%
Funds and Investment Trusts – 2.0%(g)
FlexShares Global Upstream Natural Resources Index Fund(a)	181,940	$7,239,393
iShares MSCI Global Metals & Mining Producers ETF(a)	168,830	6,776,836

Total Investment Companies (cost $14,590,549)		14,016,229

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a)(b)(c)(d) (cost $0)	421	– 0	–

SHORT-TERM INVESTMENTS – 23.9%
Investment Companies – 23.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(g)(h)(i) (cost $166,038,446)	166,038,446	166,038,446

Total Investments Before Security Lending Collateral for Securities Loaned – 97.2% (cost $612,375,659)		676,210,681

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(g)(h)(i) (cost $4,822,604)	4,822,604	4,822,604

Total Investments – 97.9% (cost $617,198,263)		681,033,285
Other assets less liabilities – 2.1%		14,913,978

Net Assets – 100.0%		$695,947,263

12 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	165	November 2024	$12,013,650	$(728,307)
Coffee Robusta Futures	44	January 2025	1,922,360	(203,382)
Coffee ‘C’ Futures	54	March 2025	4,971,375	342,998
Copper Futures	187	December 2024	20,289,500	(17,425)
Corn Futures	390	March 2025	8,307,000	107,424
Cotton No. 2 Futures	86	March 2025	3,088,690	38,896
Euro STOXX 50 Index Futures	68	December 2024	3,575,564	(106,144)
FTSE 100 Index Futures	14	December 2024	1,467,111	(38,307)
Gasoline RBOB Futures	44	December 2024	3,610,438	(124,151)
Gold 100 OZ Futures	156	December 2024	42,889,080	3,851,876
KC HRW Wheat Futures	101	March 2025	2,944,150	13,794
Lean Hogs Futures	74	December 2024	2,480,480	8,190
Lean Hogs Futures	74	February 2025	2,521,920	327,838
Live Cattle Futures	93	February 2025	6,948,030	(64,133)
LME Lead Futures	30	November 2024	1,492,605	17,449
LME Nickel Futures	34	November 2024	3,163,558	(92,678)
LME Primary Aluminum Futures	159	November 2024	10,339,690	896,726
LME Primary Aluminum Futures	55	December 2024	3,585,024	(22,182)
LME Zinc Futures	76	November 2024	5,765,037	554,904
Low SU Gasoil Futures	67	January 2025	4,468,900	(707,105)
MSCI Emerging Markets Futures	199	December 2024	11,208,675	(23,892)
Natural Gas Futures	393	December 2024	11,664,240	(1,939,241)
NY Harbor ULSD Futures	35	December 2024	3,295,299	(470,617)
OMXS 30 Index Futures	6	November 2024	142,714	(2,499)
S&P 500 E-Mini Futures	86	December 2024	24,675,550	(646,868)
S&P/TSX 60 Index Futures	5	December 2024	1,039,466	(25,103)
Silver Futures	116	December 2024	19,021,680	1,379,680
Soybean Futures	152	January 2025	7,558,200	(883,940)
Soybean Meal Futures	169	January 2025	5,091,970	(646,099)
Soybean Oil Futures	142	December 2024	3,845,928	117,286
Soybean Oil Futures	259	January 2025	7,003,878	233,911
SPI 200 Futures	5	December 2024	672,085	(9,617)
Sugar 11 (World) Futures	213	February 2025	5,424,854	(108,595)
TOPIX Index Futures	12	December 2024	2,128,077	20,247
Wheat (CBT) Futures	158	March 2025	4,662,975	150,376
WTI Crude Futures	171	December 2024	11,766,510	(1,396,069)

Sold Contracts
Bloomberg Commodity Index Futures	2,933	December 2024	28,772,730	(407,245)
LME Zinc Futures	8	November 2024	606,846	23,279

				$(578,725)

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	1,043	NZD	1,652	12/06/2024	$(55,602)
Bank of America, NA	BRL	34,516	USD	6,016	11/04/2024	45,559
Bank of America, NA	USD	6,128	BRL	34,516	11/04/2024	(157,254)
Bank of America, NA	CAD	43,684	USD	32,125	11/07/2024	743,828
Bank of America, NA	USD	22682	CAD	30,748	11/07/2024	(594,173)
Bank of America, NA	CLP	2,166,494	USD	2,380	11/08/2024	126,858
Bank of America, NA	COP	12,074,407	USD	2,903	11/08/2024	175,309
Bank of America, NA	GBP	5,129	USD	6,716	11/08/2024	102,074
Bank of America, NA	PEN	12,953	USD	3,448	11/08/2024	15,879
Bank of America, NA	USD	4,802	CLP	4623467	11/08/2024	7,284
Bank of America, NA	USD	4,795	CLP	4,334,390	11/08/2024	(286,759)
Bank of America, NA	USD	1,609	COP	7,003,989	11/08/2024	(26,766)
Bank of America, NA	USD	21,159	GBP	15,986	11/08/2024	(545,785)
Bank of America, NA	USD	4,452	PEN	16,676	11/08/2024	(32,933)
Bank of America, NA	USD	3,711	CNH	26,496	11/21/2024	14,040
Bank of America, NA	USD	5,076	CNH	36,101	11/21/2024	(826)
Bank of America, NA	USD	3,445	CZK	80,850	11/21/2024	29,764
Bank of America, NA	AUD	14,387	USD	9,718	11/22/2024	248,169
Bank of America, NA	SEK	72,875	USD	6,972	11/22/2024	126,671
Bank of America, NA	TWD	52,155	USD	1,663	11/22/2024	27,466
Bank of America, NA	USD	8,987	AUD	13,341	11/22/2024	(205,418)
Bank of America, NA	USD	14,506	SEK	149684	11/22/2024	(445,487)
Bank of America, NA	USD	6,315	TWD	202,563	11/22/2024	36,347
Bank of America, NA	USD	575	TWD	18,140	11/22/2024	(6,359)
Bank of America, NA	BRL	11,531	USD	2,013	12/03/2024	25,093
Bank of America, NA	USD	3,401	BRL	19,469	12/03/2024	(45,246)
Bank of America, NA	INR	968,897	USD	11,492	12/06/2024	(18,050)
Bank of America, NA	NZD	12,900	USD	7,969	12/06/2024	256,901
Bank of America, NA	NZD	1,458	USD	871	12/06/2024	(363)
Bank of America, NA	JPY	324,126	USD	2,164	12/19/2024	17,699
Bank of America, NA	USD	2,631	ZAR	46,548	12/19/2024	(663)
Bank of America, NA	ZAR	27,137	USD	1,531	12/19/2024	(2,151)
Bank of America, NA	CHF	10,259	USD	11,904	12/20/2024	(37,033)
Bank of America, NA	USD	1,195	CHF	1,030	12/20/2024	3,718
Bank of America, NA	CLP	4,623,467	USD	4,800	01/16/2025	(7,453)
Bank of America, NA	USD	1,150	PEN	4,331	01/16/2025	(2,537)
Bank of America, NA	KRW	1,715,892	USD	1,278	01/17/2025	26,140
Bank of America, NA	PHP	42,853	USD	741	01/23/2025	6,358
Bank of America, NA	IDR	24,843,248	USD	1,570	01/24/2025	(6,787)
Barclays Bank PLC	CAD	8,445	USD	6,256	11/07/2024	189,506
Barclays Bank PLC	USD	7,020	CAD	9569	11/07/2024	(145,620)
Barclays Bank PLC	COP	8,007,087	USD	1,889	11/08/2024	79,835
Barclays Bank PLC	GBP	7,170	USD	9,339	11/08/2024	93,367
Barclays Bank PLC	PEN	5,373	USD	1,429	11/08/2024	5,392
Barclays Bank PLC	USD	2,045	CLP	1,941,292	11/08/2024	(26,148)
Barclays Bank PLC	USD	2,858	COP	12,119,638	11/08/2024	(120,080)
Barclays Bank PLC	USD	1,879	GBP	1,437	11/08/2024	(26,073)

14 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	MYR	73,284	USD	17,234	11/21/2024	$494,276
Barclays Bank PLC	MYR	39,008	USD	8,842	11/21/2024	(68,206)
Barclays Bank PLC	USD	5,534	HUF	1,996,090	11/21/2024	(219,056)
Barclays Bank PLC	USD	9989	MYR	43148	11/21/2024	(133,665)
Barclays Bank PLC	AUD	3,009	USD	2,073	11/22/2024	92,583
Barclays Bank PLC	SEK	47,014	USD	4,593	11/22/2024	177,061
Barclays Bank PLC	SEK	5,351	USD	501	11/22/2024	(1,465)
Barclays Bank PLC	TWD	74,216	USD	2,352	11/22/2024	24,836
Barclays Bank PLC	USD	2,354	AUD	3,523	11/22/2024	(35,285)
Barclays Bank PLC	USD	1,967	NOK	20,786	11/22/2024	(77,210)
Barclays Bank PLC	INR	102,851	USD	1,221	12/06/2024	(799)
Barclays Bank PLC	NZD	844	USD	517	12/06/2024	12,182
Barclays Bank PLC	USD	7,227	INR	606,358	12/06/2024	(24,206)
Barclays Bank PLC	USD	10,154	NZD	16,671	12/06/2024	(187,897)
Barclays Bank PLC	USD	3,639	JPY	538,274	12/19/2024	(75,330)
Barclays Bank PLC	EUR	1,702	USD	1,847	12/20/2024	(7,751)
Barclays Bank PLC	USD	2,707	CHF	2,331	12/20/2024	6,524
Barclays Bank PLC	PHP	98,356	USD	1,686	01/23/2025	(1,447)
Barclays Bank PLC	USD	3,774	PHP	218,136	01/23/2025	(32,299)
BNP Paribas SA	CNH	66,020	USD	9,464	11/21/2024	182,633
BNP Paribas SA	AUD	2,656	USD	1,829	11/22/2024	80,429
Citibank, NA	CAD	3563	USD	2,589	11/07/2024	29,802
Citibank, NA	USD	704	CAD	952	11/07/2024	(20,045)
Citibank, NA	CLP	3261200	USD	3575	11/08/2024	182,907
Citibank, NA	GBP	1,164	USD	1,517	11/08/2024	15,970
Citibank, NA	USD	436	PEN	1,621	11/08/2024	(6,836)
Citibank, NA	CZK	36,788	USD	1,596	11/21/2024	14,678
Citibank, NA	USD	1,374	CZK	32,064	11/21/2024	3,541
Citibank, NA	USD	1328	PLN	5,176	11/21/2024	(35,993)
Citibank, NA	TWD	220,736	USD	6,968	11/22/2024	46,362
Citibank, NA	USD	5,239	AUD	7,852	11/22/2024	(70,809)
Citibank, NA	USD	570	INR	48,005	12/06/2024	196
Citibank, NA	USD	1,009	NZD	1,609	12/06/2024	(47,104)
Citibank, NA	KRW	7,122,156	USD	5,319	01/17/2025	120,901
Citibank, NA	USD	1,027	KRW	1,419,696	01/17/2025	9,494
Deutsche Bank AG	CAD	5,362	USD	3,951	11/07/2024	99,348
Deutsche Bank AG	USD	10,130	CAD	13,983	11/07/2024	(85,381)
Deutsche Bank AG	CLP	7,156,965	USD	7,597	11/08/2024	152,826
Deutsche Bank AG	USD	1813	PEN	6,826	11/08/2024	(3,705)
Deutsche Bank AG	CNH	25,247	USD	3,588	11/21/2024	38,989
Deutsche Bank AG	HUF	305,801	USD	860	11/21/2024	45,299
Deutsche Bank AG	PLN	2,275	USD	569	11/21/2024	1,241
Deutsche Bank AG	PLN	5,260	USD	1,303	11/21/2024	(10,063)
Deutsche Bank AG	USD	5,338	CNH	37,130	11/21/2024	(118,026)
Deutsche Bank AG	AUD	3,021	USD	2,077	11/22/2024	88,931
Deutsche Bank AG	NOK	69,499	USD	6,499	11/22/2024	180,484
Deutsche Bank AG	TWD	18,914	USD	606	11/22/2024	13,150
Deutsche Bank AG	USD	3,080	AUD	4698	11/22/2024	12,461
Deutsche Bank AG	USD	1,523	SEK	15415	11/22/2024	(74,852)
Deutsche Bank AG	NZD	1,132	USD	681	12/06/2024	3,842
Deutsche Bank AG	USD	879	INR	73,986	12/06/2024	325
Deutsche Bank AG	ZAR	12,730	USD	716	12/19/2024	(3,529)

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EUR	8,541	USD	9226	12/20/2024	$(82,284)
Deutsche Bank AG	USD	3,124	EUR	2,892	12/20/2024	27,862
Goldman Sachs Bank USA	BRL	33,785	USD	5,878	11/04/2024	33,960
Goldman Sachs Bank USA	USD	5,971	BRL	33785	11/04/2024	(126,886)
Goldman Sachs Bank USA	GBP	535	USD	702	11/08/2024	11,918
Goldman Sachs Bank USA	PEN	4,510	USD	1,199	11/08/2024	3,721
Goldman Sachs Bank USA	CNH	127,144	USD	18,211	11/21/2024	337,103
Goldman Sachs Bank USA	HUF	432,357	USD	1,153	11/21/2024	1,381
Goldman Sachs Bank USA	USD	4446	MYR	19,249	11/21/2024	(48,864)
Goldman Sachs Bank USA	USD	3,099	PLN	12,071	11/21/2024	(85,100)
Goldman Sachs Bank USA	AUD	1,114	USD	756	11/22/2024	22,858
Goldman Sachs Bank USA	TWD	24,269	USD	772	11/22/2024	11,230
Goldman Sachs Bank USA	USD	710	SEK	7,451	11/22/2024	(9,728)
Goldman Sachs Bank USA	USD	6,799	INR	572599	12/06/2024	3,643
Goldman Sachs Bank USA	USD	5,392	MXN	105,360	12/11/2024	(159,597)
Goldman Sachs Bank USA	JPY	195686	USD	1315	12/19/2024	19,623
Goldman Sachs Bank USA	IDR	14,267,602	USD	914	01/24/2025	8,166
HSBC Bank USA	AUD	1,121	USD	738	11/22/2024	238
JPMorgan Chase Bank, NA	CAD	1,020	USD	758	11/07/2024	24,946
JPMorgan Chase Bank, NA	USD	1,690	CAD	2,299	11/07/2024	(38,544)
JPMorgan Chase Bank, NA	COP	2,396,260	USD	573	11/08/2024	31,298
JPMorgan Chase Bank, NA	USD	1,017	CLP	958,848	11/08/2024	(20,151)
JPMorgan Chase Bank, NA	CZK	313,899	USD	13,821	11/21/2024	332,463
JPMorgan Chase Bank, NA	HUF	715,669	USD	1991	11/21/2024	85,841
JPMorgan Chase Bank, NA	PLN	2,153	USD	548	11/21/2024	10,335
JPMorgan Chase Bank, NA	USD	1,182	HUF	437,764	11/21/2024	(16,692)
JPMorgan Chase Bank, NA	USD	1,291	PLN	5,024	11/21/2024	(36,458)
JPMorgan Chase Bank, NA	AUD	774	USD	529	11/22/2024	20,005
JPMorgan Chase Bank, NA	DKK	24,799	USD	3,707	11/22/2024	87,265
JPMorgan Chase Bank, NA	NOK	26,573	USD	2,494	11/22/2024	77,617
JPMorgan Chase Bank, NA	TWD	16,100	USD	503	11/22/2024	(1,629)
JPMorgan Chase Bank, NA	USD	5,868	NOK	63,582	11/22/2024	(87,197)
JPMorgan Chase Bank, NA	USD	3,531	SEK	36,153	11/22/2024	(134,653)
JPMorgan Chase Bank, NA	USD	418	TWD	13,313	11/22/2024	(429)
JPMorgan Chase Bank, NA	USD	2077	INR	175,048	12/06/2024	1,977
JPMorgan Chase Bank, NA	USD	5,046	NZD	8,344	12/06/2024	(57,706)
JPMorgan Chase Bank, NA	USD	813	HKD	6,310	12/19/2024	(906)
JPMorgan Chase Bank, NA	USD	3,188	EUR	2952	12/20/2024	29,491
JPMorgan Chase Bank, NA	IDR	27,964,154	USD	1790	01/24/2025	15,431
Morgan Stanley Capital Services, Inc.	USD	1,379	CAD	1,857	11/07/2024	(44,690)
Morgan Stanley Capital Services, Inc.	COP	9,321,925	USD	2,221	11/08/2024	115,081
Morgan Stanley Capital Services, Inc.	PEN	2,287	USD	606	11/08/2024	240
Morgan Stanley Capital Services, Inc.	USD	778	CLP	726,662	11/08/2024	(21,915)
Morgan Stanley Capital Services, Inc.	USD	2,878	COP	12,676,052	11/08/2024	(14,307)
Morgan Stanley Capital Services, Inc.	MYR	13,470	USD	3180	11/21/2024	103,087

16 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	15,582	MYR	68,920	11/21/2024	$160,328
Morgan Stanley Capital Services, Inc.	AUD	11,217	USD	7,711	11/22/2024	327,863
Morgan Stanley Capital Services, Inc.	NOK	6,298	USD	591	11/22/2024	18,393
Morgan Stanley Capital Services, Inc.	SEK	34639	USD	3,413	11/22/2024	158,760
Morgan Stanley Capital Services, Inc.	TWD	212,074	USD	6701	11/22/2024	50,936
Morgan Stanley Capital Services, Inc.	USD	8,019	NOK	84,817	11/22/2024	(308,021)
Morgan Stanley Capital Services, Inc.	USD	1,949	TWD	62,630	11/22/2024	15,167
Morgan Stanley Capital Services, Inc.	MXN	11,294	USD	580	12/11/2024	18,867
Morgan Stanley Capital Services, Inc.	MXN	32,646	USD	1,619	12/11/2024	(1,898)
Morgan Stanley Capital Services, Inc.	USD	1,724	MXN	33753	12/11/2024	(48,194)
Morgan Stanley Capital Services, Inc.	USD	6,393	JPY	947,646	12/19/2024	(118,892)
Morgan Stanley Capital Services, Inc.	ZAR	37,836	USD	2,147	12/19/2024	9,143
Morgan Stanley Capital Services, Inc.	EUR	1,250	USD	1,363	12/20/2024	617
Morgan Stanley Capital Services, Inc.	COP	12,676,052	USD	2,853	01/16/2025	14,754
Morgan Stanley Capital Services, Inc.	USD	11,490	IDR	179,799,199	01/24/2025	(80,097)
Natwest Markets PLC	USD	694	DKK	4,758	11/22/2024	607
State Street Bank & Trust Co.	CAD	1,874	USD	1,383	11/07/2024	36,365
State Street Bank & Trust Co.	GBP	691	USD	902	11/08/2024	10,809
State Street Bank & Trust Co.	USD	1823	GBP	1,385	11/08/2024	(36,766)
State Street Bank & Trust Co.	CZK	29,899	USD	1,316	11/21/2024	30,675
State Street Bank & Trust Co.	THB	283,747	USD	8,541	11/21/2024	122,877
State Street Bank & Trust Co.	THB	42732	USD	1265	11/21/2024	(2,330)
State Street Bank & Trust Co.	USD	805	HUF	295206	11/21/2024	(19,291)
State Street Bank & Trust Co.	USD	12958	THB	429,121	11/21/2024	(227,432)
State Street Bank & Trust Co.	AUD	237	USD	160	11/22/2024	4,152
State Street Bank & Trust Co.	NOK	4354	USD	397	11/22/2024	991

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	SEK	10,711	USD	1,055	11/22/2024	$48,343
State Street Bank & Trust Co.	USD	1,822	AUD	2656	11/22/2024	(73,474)
State Street Bank & Trust Co.	USD	220	NOK	2329	11/22/2024	(7,908)
State Street Bank & Trust Co.	USD	487	SEK	4,943	11/22/2024	(22,602)
State Street Bank & Trust Co.	NZD	1,093	USD	681	12/06/2024	27,823
State Street Bank & Trust Co.	MXN	9,647	USD	480	12/11/2024	723
State Street Bank & Trust Co.	USD	431	MXN	8454	12/11/2024	(11,093)
State Street Bank & Trust Co.	SGD	780	USD	597	12/17/2024	5,256
State Street Bank & Trust Co.	JPY	21,624	USD	146	12/19/2024	2,691
State Street Bank & Trust Co.	USD	426	ZAR	7482	12/19/2024	(3,500)
State Street Bank & Trust Co.	CHF	483	USD	561	12/20/2024	(1,328)
UBS AG	BRL	6,563	USD	1,162	11/04/2024	26,980
UBS AG	USD	1,168	BRL	6,563	11/04/2024	(32,473)
UBS AG	USD	836	CAD	1,163	11/07/2024	(940)
UBS AG	CZK	32,287	USD	1,398	11/21/2024	10,219
UBS AG	PLN	4,949	USD	1,251	11/21/2024	15,161
UBS AG	USD	4,024	CNH	28,649	11/21/2024	3,803
UBS AG	USD	4005	CZK	92,009	11/21/2024	(51,481)
UBS AG	USD	772	HUF	274,282	11/21/2024	(41,773)
UBS AG	USD	1,602	PLN	6,161	11/21/2024	(63,408)
UBS AG	AUD	2,715	USD	1,846	11/22/2024	58,526
UBS AG	NOK	66,815	USD	6,370	11/22/2024	295,399
UBS AG	USD	729	AUD	1,079	11/22/2024	(18,624)
UBS AG	USD	6,147	TWD	196643	11/22/2024	18,933
UBS AG	MXN	14472	USD	740	12/11/2024	21,051
UBS AG	EUR	1,037	USD	1,120	12/20/2024	(10,304)
UBS AG	USD	696	KRW	953,472	01/17/2025	336
UBS AG	USD	358	KRW	484,806	01/17/2025	(3,889)

						$1,157,877

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD 110,190	04/25/2030	1.900%	CPI#	Maturity	$3,267,698	$	– 0	–	$3,267,698
Goldman Sachs International	USD 46,980	03/16/2031	2.289%	CPI#	Maturity	516,746		– 0	–	516,746

						$3,784,444	$	– 0	–	$3,784,444

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

18 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABGLIN(1)	SOFR plus 0.47%	Quarterly	USD	35,329	04/15/2025	$(869,315)
Citibank, NA
Bloomberg Commodity Index	0.00%	Maturity	USD	14,692	12/16/2024	224,851
Merrill Lynch International
Bloomberg Commodity Index	0.00%	Maturity	USD	22,696	12/16/2024	347,349

Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.42%	Quarterly	USD	3,903	02/18/2025	(46,278)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.54%	Quarterly	USD	16,647	04/15/2025	1,048,623
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.70%	Quarterly	USD	28,871	10/15/2025	1,812,537
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.70%	Quarterly	USD	15,680	10/15/2025	976,097
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.71%	Quarterly	USD	11,061	10/15/2025	367,180
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.69%	Quarterly	USD	6,497	10/15/2025	215,636

						$4,076,680

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Gazprom PJSC	09/28/2021 – 01/11/2022	$3,987,580	$	– 0	–	0.00%
LUKOIL PJSC	01/07/2021 – 08/19/2022	1,631,127		– 0	–	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $150,639 or 0.0% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(i)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Right

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1)	The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of October 31, 2024.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Enbridge, Inc.	57,665	USD 2,326,552	7.0%
American Tower Corp.	9,195	1,963,458	6.0%
Vinci SA	16,150	1,800,676	5.0%
National Grid PLC	1,409	1,768,983	5.0%
TC Energy Corp.	25,977	1,206,838	3.0%
Williams Cos., Inc. (The)	21,297	1,115,307	3.0%
Sempra	12,414	1,034,934	3.0%
ONEOK, Inc.	10,650	1,031,769	3.0%
Energy Transfer LP	62,073	1,022,958	3.0%
Enterprise Products Partners LP	31,701	908,553	3.0%

20 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Current Notional	Percent of Basket’s Value
Crown Castle, Inc.	8,361	USD 898,675	3.0%
Cheniere Energy, Inc.	4,481	857,543	2.0%
Kinder Morgan, Inc.	33,652	824,821	2.0%
Transurban Group	95,366	793,925	2.0%
PG&E Corp.	39,192	792,468	2.0%
Exelon Corp.	18,735	736,280	2.0%
Pembina Pipeline Corp.	15,968	667,258	2.0%
Consolidated Edison, Inc.	6,523	663,301	2.0%
Targa Resources Corp.	3,769	629,261	2.0%
Ferrovial SE	15,688	628,111	2.0%
Cellnex Telecom SA	16,954	620,285	2.0%
Fortis, Inc. (Canada)	13,738	593,588	2.0%
Edison International	7,177	591,385	2.0%
American Water Works Co., Inc.	3,963	547,384	2.0%
Aena SME SA	2,116	466,243	1.0%
SBA Communications Corp.	1,929	442,640	1.0%
Eversource Energy	6,603	434,839	1.0%
CenterPoint Energy, Inc.	14,219	419,889	1.0%
Atmos Energy Corp.	2,690	373,253	1.0%
Terna—Rete Elettrica Naziona	39,693	343,195	1.0%
MPLX LP	7,315	324,940	1.0%
Snam SpA	60,038	287,967	1.0%
Hydro One Ltd.	8,898	286,162	1.0%
United Utilities Group PLC	211	277,349	1.0%
NiSource, Inc.	7,856	276,207	1.0%
Severn Trent PLC	83	272,982	1.0%
Hong Kong & China Gas Co., Ltd.	336,382	260,905	1.0%
Tokyo Gas Co., Ltd.	9,821	242,999	1.0%
Redeia Corporacion SA	11,963	220,786	1.0%
APA Group	46,227	211,042	1.0%
Essential Utilities, Inc.	5,274	203,585	1.0%
Brookfield Infrastructure Partners LP	5,797	198,504	1.0%
Keyera Corp.	6,399	196,280	1.0%
China Tower Corp Ltd.	1,420,387	191,836	1.0%
ENN Energy Holdings Ltd.	27,255	191,760	1.0%
Auckland International Airport Ltd.	43,970	191,030	1.0%
Plains All American Pipeline LP	11,331	184,360	1.0%
Grupo Aeroportuario del Pacifico SAB de CV	1,054	183,564	1.0%
Getlink SE	10,529	178,156	1.0%
Western Midstream Partners LP	4,545	171,500	0.0%
Other Long	876,060	4,236,925	5.0%
See notes to consolidated financial statements.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 21

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $446,337,213)	$510,172,235	(a)
Affiliated issuers (cost $170,861,050—including investment of cash collateral for securities loaned of $4,822,604)	170,861,050
Cash collateral due from broker	18,316,677
Foreign currencies, at value (cost $2,087,273)	2,049,374
Unrealized appreciation on forward currency exchange contracts	7,467,856
Unrealized appreciation on total return swaps	4,992,273
Unrealized appreciation on inflation swaps	3,784,444
Receivable for investment securities sold and foreign currency transactions	1,221,525
Unaffiliated dividends receivable	899,452
Affiliated dividends receivable	474,125
Receivable due from Adviser	25,267
Receivable for capital stock sold	14,918
Other assets	4,266

Total assets	720,283,462

Liabilities
Due to custodian	161,981
Cash collateral due to broker	7,120,000
Unrealized depreciation on forward currency exchange contracts	6,309,979
Payable for collateral received on securities loaned	4,822,604
Payable for variation margin on futures	2,054,030
Payable for investment securities purchased	1,537,765
Unrealized depreciation on total return swaps	915,593
Advisory fee payable	452,735
Payable for capital stock redeemed	393,732
Distribution fee payable	121,750
Administrative fee payable	56,971
Transfer Agent fee payable	9,367
Directors’ fees payable	2,526
Accrued expenses	377,166

Total liabilities	24,336,199

Net Assets	$695,947,263

Composition of Net Assets
Capital stock, at par	$75,923
Additional paid-in capital	838,099,464
Accumulated loss	(142,228,124)

Net Assets	$695,947,263

(a)	Includes securities on loan with a value of $13,082,726 (see Note E).

See notes to consolidated financial statements.

22 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,159,549	336,423	$9.39	*

C	$54,636	5,712	$9.57

Advisor	$11,880,380	1,269,501	$9.36

1	$558,067,145	61,030,194	$9.14

Z	$122,785,553	13,280,672	$9.25

*	The maximum offering price per share for Class A shares was $9.81 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 23

CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $768,275)	$14,535,262
Affiliated issuers	9,741,873
Interest (net of foreign taxes withheld of $10)	480,322
Securities lending income	559,742	$25,317,199

Expenses
Advisory fee (see Note B)	5,583,294
Distribution fee—Class A	8,425
Distribution fee—Class C	1,889
Distribution fee—Class R	190
Distribution fee—Class K	819
Distribution fee—Class 1	1,444,354
Transfer agency—Class A	3,713
Transfer agency—Class C	256
Transfer agency—Advisor Class	20,118
Transfer agency—Class R	100
Transfer agency—Class K	660
Transfer agency—Class I	881
Transfer agency—Class 1	105,166
Transfer agency—Class Z	38,417
Custody and accounting	169,518
Audit and tax	142,355
Registration fees	134,437
Administrative	98,353
Legal	58,389
Printing	50,246
Directors’ fees	29,875
Miscellaneous	61,793

Total expenses	7,953,248
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(290,816)

Net expenses		7,662,432

Net investment income		17,654,767

See notes to consolidated financial statements.

24 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$24,396,692
Forward currency exchange contracts	2,695,000
Futures	(2,920,123)
Swaps	(3,028,585)
Foreign currency transactions	(263,452)
Net change in unrealized appreciation (depreciation) of:
Investments	76,048,890
Forward currency exchange contracts	1,080,034
Futures	(78,937)
Swaps	1,742,413
Foreign currency denominated assets and liabilities	12,621

Net gain on investment and foreign currency transactions	99,684,553

Contributions from Affiliates (see Note B)	1,183

Net Increase in Net Assets from Operations	$117,340,503

See notes to consolidated financial statements.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 25

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$17,654,767	$23,404,947
Net realized gain (loss) on investment and foreign currency transactions	20,879,532	(55,790,532)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	78,805,021	30,606,005
Contributions from Affiliates (see Note B)	1,183	– 0	–

Net increase (decrease) in net assets from operations	117,340,503	(1,779,580)
Distributions to Shareholders
Class A	(107,810)	(527,694)
Class C	(7,769)	(41,047)
Advisor Class	(891,686)	(2,418,667)
Class R	(2,408)	(4,679)
Class K	(25,534)	(80,877)
Class I	(348,776)	(2,013,871)
Class 1	(22,465,107)	(50,008,810)
Class 2	– 0	–	(737)
Class Z	(7,372,835)	(26,372,386)
Capital Stock Transactions
Net decrease	(172,410,180)	(164,192,919)

Total decrease	(86,291,602)	(247,441,267)
Net Assets
Beginning of period	782,238,865	1,029,680,132

End of period	$695,947,263	$782,238,865

See notes to consolidated financial statements.

26 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

October 31, 2024

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of seven portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Real Return Portfolio (the “Fund”), a diversified portfolio. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of October 31, 2024, consolidated net assets of the Fund were $695,947,263, of which $100,805,699, or 14%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, Class 1 and Class Z shares. Class B, Class R, Class K, Class I, Class 2 and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class I shares of the Fund were liquidated. Effective December 1, 2023, Class 2 shares of the Fund were liquidated. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class 1 and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an

28 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and

30 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$172,832,924		$78,365,731		$	– 0	–	$251,198,655
Energy	31,659,196		26,203,276			0	(a)	57,862,472
Materials	19,537,491		24,530,540			0	(a)	44,068,031
Information Technology	33,187,016		2,736,310			0	(a)	35,923,326
Industrials	17,142,608		9,447,426			– 0	–	26,590,034
Financials	14,755,946		7,339,445			– 0	–	22,095,391
Health Care	15,356,330		3,903,261			1,348		19,260,939
Consumer Discretionary	9,943,882		4,081,220			0	(a)	14,025,102
Communication Services	8,578,079		1,101,041			– 0	–	9,679,120
Utilities	3,404,144		4,744,349			– 0	–	8,148,493
Consumer Staples	4,283,508		3,020,935			– 0	–	7,304,443
Investment Companies	14,016,229		– 0	–		– 0	–	14,016,229
Warrants	– 0	–	– 0	–		0	(a)	– 0	–
Short-Term Investments	166,038,446		– 0	–		– 0	–	166,038,446
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,822,604		– 0	–		– 0	–	4,822,604

Total Investments in Securities	515,558,403		165,473,534			1,348	(a)	681,033,285
Other Financial Instruments(b):
Assets:
Futures	8,084,874		– 0	–		– 0	–	8,084,874	(c)
Forward Currency Exchange Contracts	– 0	–	7,467,856			– 0	–	7,467,856
Inflation (CPI) Swaps	– 0	–	3,784,444			– 0	–	3,784,444
Total Return Swaps	– 0	–	4,992,273			– 0	–	4,992,273
Liabilities:
Futures	(8,663,599)		– 0	–		– 0	–	(8,663,599	)(c)
Forward Currency Exchange Contracts	– 0	–	(6,309,979)			– 0	–	(6,309,979)
Total Return Swaps	– 0	–	(915,593)			– 0	–	(915,593)

Total	$514,979,678		$174,492,535			$1,348	(a)	$689,473,561

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual Funds in which the Fund may invest) on an annual basis (the “Expense Caps”) to 1.30%, 2.05%, 1.05%, 1.30% and 1.05% of daily average net assets for Class A, Class C, Advisor Class, Class 1 and Class Z shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2025. For the year ended October 31, 2024, such reimbursement amounted to $55.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $98,353.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $96,875 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $139 from the sale of Class A shares and received $1 and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $283,985.

A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$278,916	$384,510	$497,388	$166,038	$9,742
Government Money Market Portfolio*	8,078	114,224	117,479	4,823	92

Total				$170,861	$9,834

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended October 31, 2024, the Adviser reimbursed the Fund $1,183 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”) at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, .25% of the Fund’s average daily net assets attributable to Class K shares and .25% of the Fund’s average daily net assets attributable to Class 1 shares.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

There are no distribution and servicing fees on the Advisor Class and Class Z shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $160,792, $17,203, $19,724 and $1,941,749 for Class C, Class R, Class K and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$479,885,056		$550,258,870
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$976,874,195

Gross unrealized appreciation	$106,910,683
Gross unrealized depreciation	(385,160,785)

Net unrealized depreciation	$(278,250,102)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended October 31, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended October 31, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended October 31, 2024, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the year ended October 31, 2024, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Receivable for variation margin on futures	$20,247	*	Payable for variation margin on futures	$852,430	*

Commodity contracts	Receivable for variation margin on futures	8,064,627	*	Payable for variation margin on futures	7,811,169	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	7,467,856		Unrealized depreciation on forward currency exchange contracts	6,309,979

Interest rate contracts	Unrealized appreciation on inflation swaps	3,784,444

Commodity contracts	Unrealized appreciation on total return swaps	572,200

Equity contracts	Unrealized appreciation on total return swaps	4,420,073		Unrealized depreciation on total return swaps	915,593

Total		$24,329,447			$15,889,171

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$2,305,228	$(555,826)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(5,225,351)	476,889

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	2,695,000	1,080,034

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	109,000	(739,675)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(2,156,658)	1,300,642

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(980,927)	1,181,446

Total		$(3,253,708)	$2,743,510

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2024:

Futures:
Average notional amount of buy contracts	$238,881,815
Average notional amount of sale contracts	$30,891,441
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$349,682,977
Average principal amount of sale contracts	$359,110,257
Inflation Swaps:
Average notional amount	$159,726,923
Total Return Swaps:
Average notional amount	$128,777,443

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB All Market Real Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$2,035,157	$(2,035,157)		$	– 0	–		$–0	–	$	– 0	–
Barclays Bank PLC	1,175,562	(1,175,562)			– 0	–		– 0	–		– 0	–
BNP Paribas SA	80,429	– 0	–		– 0	–		– 0	–		80,429
Citibank, NA	423,851	(180,787)			(243,064)			– 0	–		– 0	–
Deutsche Bank AG	664,758	(295,556)			– 0	–		– 0	–		369,202
Goldman Sachs Bank USA/ Goldman Sachs International	4,238,047	(430,175)			(3,380,000)			– 0	–		427,872
HSBC Bank USA	238	– 0	–		– 0	–		– 0	–		238
JPMorgan Chase Bank, NA	716,669	(394,365)			– 0	–		– 0	–		322,304
Morgan Stanley Capital Services, Inc.	993,236	(638,014)			(355,222)			– 0	–		– 0	–
Natwest Markets PLC	607	– 0	–		– 0	–		– 0	–		607
State Street Bank & Trust Co.	290,705	(290,705)			– 0	–		– 0	–		– 0	–
UBS AG	4,870,481	(269,170)			(2,940,000)			– 0	–		1,661,311

Total	$15,489,740	$(5,709,491)			$(6,918,286)		$	– 0	–		$2,861,963	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Australia and New Zealand Banking Group Ltd.	$55,602	$	– 0	–	$	– 0	–	$–0	–	$55,602
Bank of America, NA	3,291,358	(2,035,157)	(920,000)	– 0	–	336,201
Barclays Bank PLC	1,182,537	(1,175,562)	– 0	–	– 0	–	6,975
Citibank, NA	180,787	(180,787)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	295,556	(295,556)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	430,175	(430,175)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	394,365	(394,365)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	638,014	(638,014)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	405,724	(290,705)	– 0	–	– 0	–	115,019
UBS AG	269,170	(269,170)	– 0	–	– 0	–	– 0	–

Total	$7,143,288	$(5,709,491)	$(920,000)	$–0	–	$513,797	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AllianceBernstein Cayman Inflation Strategy, Ltd.
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
BNP Paribas SA	$182,633	$	– 0	–	$	– 0	–	$	– 0	–	$182,633
Citibank, NA	224,851		– 0	–		– 0	–		– 0	–	224,851
Merrill Lynch International	347,349		– 0	–		– 0	–		– 0	–	347,349

Total	$754,833	$	– 0	–	$	– 0	–	$	– 0	–	$754,833	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Deutsche Bank AG	$82,284	$	– 0	–	$	– 0	–	$	– 0	–	$82,284

Total	$82,284	$	– 0	–	$	– 0	–	$	– 0	–	$82,284	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended October 31, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$13,082,726	$4,822,604	$9,341,778	$467,435	$92,307	$6,776

*	As of October 31, 2024.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	12,451	163,872	$111,857	$1,439,758

Shares issued in reinvestment of dividends	11,479	56,810	97,344	497,656

Shares converted from Class C	22,537	112	200,236	981

Shares redeemed	(380,798)	(281,777)	(3,340,741)	(2,471,495)

Net decrease	(334,331)	(60,983)	$(2,931,304)	$(533,100)

Class C
Shares sold	85	71	$780	$635

Shares issued in reinvestment of dividends	694	4,357	6,047	39,080

Shares converted to Class A	(22,032)	(109)	(200,236)	(981)

Shares redeemed	(10,066)	(28,932)	(90,724)	(257,538)

Net decrease	(31,319)	(24,613)	$(284,133)	$(218,804)

Advisor Class
Shares sold	307,241	789,004	$2,699,889	$6,886,700

Shares issued in reinvestment of dividends	90,701	189,885	764,605	1,657,704

Shares redeemed	(1,770,041)	(1,807,728)	(15,706,280)	(15,808,818)

Net decrease	(1,372,099)	(828,839)	$(12,241,786)	$(7,264,414)

Class R
Shares sold	375	1,112	$3,286	$9,974

Shares issued in reinvestment of dividends	283	530	2,408	4,679

Shares redeemed	(8,875)	(1,060)	(80,667)	(9,826)

Net increase (decrease)	(8,217)	582	$(74,973)	$4,827

Class K
Shares sold	5,871	35,430	$50,243	$306,173

Shares issued in reinvestment of dividends	3,058	9,361	25,533	80,877

Shares redeemed	(93,033)	(78,127)	(815,671)	(667,661)

Net decrease	(84,104)	(33,336)	$(739,895)	$(280,611)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023		Year Ended October 31, 2024	Year Ended October 31, 2023

Class I
Shares sold	44,013	207,260		$376,472		$1,784,589

Shares issued in reinvestment of dividends	41,920	233,628		348,776		2,013,871

Shares redeemed	(1,136,558)	(2,408,629)		(9,842,986)		(20,798,036)

Net decrease	(1,050,625)	(1,967,741)		$(9,117,738)		$(16,999,576)

Class 1
Shares sold	7,146,929	10,846,957		$60,977,115		$92,918,321

Shares issued in reinvestment of dividends	2,043,896	3,020,775		16,862,141		25,827,622

Shares redeemed	(18,045,840)	(15,310,686)		(156,154,394)		(131,756,480)

Net decrease	(8,855,015)	(1,442,954)		$(78,315,138)		$(13,010,537)

Class 2
Shares redeemed	(1,000)	– 0	–	$(8,911)	$	– 0	–

Net increase (decrease)	(1,000)	– 0	–	$(8,911)	$	– 0	–

Class Z
Shares sold	99	9,474		$849		$83,311

Shares issued in reinvestment of dividends	885,094	3,055,896		7,372,835		26,372,382

Shares redeemed	(8,894,321)	(17,636,850)		(76,069,986)		(152,346,397)

Net decrease	(8,009,128)	(14,571,480)		$(68,696,302)		$(125,890,704)

At October 31, 2024, certain AB mutual funds owned approximately 17% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Real Estate Risk—The Fund’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

that affect the real estate market generally. Investments in REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2024.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$31,221,925	$81,468,768

Total distributions paid	$31,221,925	$81,468,768

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$13,198,405
Accumulated capital and other losses	(39,375,057	)(a)
Unrealized appreciation (depreciation)	(278,314,807	)(b)

Total accumulated earnings (deficit)	$(304,491,459)

(a)

As of October 31, 2024, the Fund had a net capital loss carryforward of $39,375,057. During the fiscal year, the Fund utilized $10,961,637 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $29,803,785 and a net long-term capital loss carryforward of $9,571,272, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to book/tax differences associated with the treatment of earnings from the Subsidiary and contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 53

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.34	$ 9.14	$ 10.81	$ 7.65	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.20	.20	.14	.27	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.14	(.29)	(.86)	3.14	(.96)

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.34	(.09)	(.72)	3.41	(.87)

Less: Dividends

Dividends from net investment income	(.29)	(.71)	(.95)	(.25)	(.14)

Net asset value, end of period	$ 9.39	$ 8.34	$ 9.14	$ 10.81	$ 7.65

Total Return

Total investment return based on net asset value(d)*	16.46%	(1.37)%	(7.01)%	45.48	%+	(10.11)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,160	$5,592	$6,690	$5,306	$6,926

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.17%	1.18%	1.16%	1.29%	1.29%

Expenses, before waivers/reimbursements(e)(f)‡	1.21%	1.21%	1.18%	1.39%	1.40%

Net investment income(b)	2.20%	2.29%	1.46%	2.86%	1.10%

Portfolio turnover rate	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.48	$ 9.31	$ 10.86	$ 7.66	$ 8.63

Income From Investment Operations

Net investment income (loss)(a)(b)	.13	.14	.07	(.49)	.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18	(.30)	(.89)	3.86	(.95)

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.31	(.16)	(.82)	3.37	(.92)

Less: Dividends

Dividends from net investment income	(.22)	(.67)	(.73)	(.17)	(.05)

Net asset value, end of period	$ 9.57	$ 8.48	$ 9.31	$ 10.86	$ 7.66

Total Return

Total investment return based on net asset value(d)*	15.66%	(2.15)%	(7.71)%	44.41%	(10.74	)%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$55	$314	$574	$199	$508

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.95%	1.93%	1.94%	2.04%	2.04%

Expenses, before waivers/reimbursements(e)(f)‡	1.99%	1.97%	1.96%	2.19%	2.15%

Net investment income (loss)(b)	1.48%	1.54%	.72%	(5.20)%	.34%

Portfolio turnover rate	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.33	$ 9.14	$ 10.79	$ 7.63	$ 8.63

Income From Investment Operations

Net investment income(a)(b)	.22	.22	.17	.16	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.15	(.30)	(.87)	3.27	(.95)

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.37	(.08)	(.70)	3.43	(.84)

Less: Dividends

Dividends from net investment income	(.34)	(.73)	(.95)	(.27)	(.16)

Net asset value, end of period	$ 9.36	$ 8.33	$ 9.14	$ 10.79	$ 7.63

Total Return

Total investment return based on net asset value(d)*	16.91%	(1.25)%	(6.64)%	45.82	%+	(9.79)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,879	$22,010	$31,703	$18,096	$11,761

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	.93%	.93%	.91%	1.04%	1.04%

Expenses, before waivers/reimbursements(e)(f)‡	.97%	.96%	.93%	1.17%	1.14%

Net investment income(b)	2.45%	2.53%	1.75%	1.60%	1.33%

Portfolio turnover rate	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.15	$ 8.95	$ 10.61	$ 7.52	$ 8.51

Income From Investment Operations

Net investment income(a)(b)	.20	.20	.15	.13	.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.12	(.29)	(.85)	3.23	(.93)

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.32	(.09)	(.70)	3.36	(.83)

Less: Dividends

Dividends from net investment income	(.33)	(.71)	(.96)	(.27)	(.16)

Net asset value, end of period	$ 9.14	$ 8.15	$ 8.95	$ 10.61	$ 7.52

Total Return

Total investment return based on net asset value(d)*	16.61%	(1.36)%	(6.85)%	45.63%	(9.94)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$558,067	$569,541	$638,229	$678,946	$470,635

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.08%	1.09%	1.08%	1.08%	1.10%

Expenses, before waivers/reimbursements(e)(f)‡	1.12%	1.12%	1.10%	1.10%	1.11%

Net investment income(b)	2.26%	2.38%	1.50%	1.33%	1.26%

Portfolio turnover rate	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.24	$ 9.04	$ 10.70	$ 7.58	$ 8.58

Income From Investment Operations

Net investment income(a)(b)	.22	.23	.17	.14	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.14	(.29)	(.85)	3.27	(.94)

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.36	(.06)	(.68)	3.41	(.82)

Less: Dividends

Dividends from net investment income	(.35)	(.74)	(.98)	(.29)	(.18)

Net asset value, end of period	$ 9.25	$ 8.24	$ 9.04	$ 10.70	$ 7.58

Total Return

Total investment return based on net asset value(d)*	16.96%	(1.08)%	(6.64)%	46.17%	(9.75)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$122,786	$175,368	$324,086	$601,545	$415,967

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	.84%	.85%	.83%	.84%	.85%

Expenses, before waivers/reimbursements(e)(f)‡	.88%	.88%	.85%	.85%	.86%

Net investment income(b)	2.54%	2.66%	1.76%	1.44%	1.51%

Portfolio turnover rate	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 59.

58 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, such waiver amounted to .04%, .03%, .02%, .01% and .01%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended October 31,
	2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	1.17%	1.18%	1.16%	1.29%	1.29%
Before waivers/reimbursements	1.21%	1.21%	1.18%	1.39%	1.40%
Class C
Net of waivers/reimbursements	1.95%	1.93%	1.94%	2.04%	2.04%
Before waivers/reimbursements	1.99%	1.97%	1.96%	2.19%	2.15%
Advisor Class
Net of waivers/reimbursements	.93%	.93%	.91%	1.04%	1.04%
Before waivers/reimbursements	.97%	.96%	.93%	1.17%	1.14%
Class 1
Net of waivers/reimbursements	1.08%	1.09%	1.08%	1.08%	1.10%
Before waivers/reimbursements	1.12%	1.12%	1.10%	1.10%	1.11%
Class Z
Net of waivers/reimbursements	.84%	.85%	.83%	.84%	.85%
Before waivers/reimbursements	.88%	.88%	.85%	.85%	.86%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended October 31, 2020 by .02%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to consolidated financial statements.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 59

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB All Market Real Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of AB All Market Real Return Portfolio (the “Fund”) (one of the portfolios constituting AB Bond Fund, Inc. (the “Company”)), including the consolidated portfolio of investments, as of October 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the portfolios constituting AB Bond Fund, Inc.) at October 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,

60 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 27, 2024

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 61

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2024. For individual shareholders, the Fund designates 36.17% of dividends paid as qualified dividend income. For corporate shareholders, 10.65% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 31.11% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

62 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Real Return Portfolio (the “Fund”) at meetings held in-person on August 1-2, 2023 and October 31-November 2, 2023 (the “Meetings”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 63

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

64 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meetings, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meetings, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-, and 10-year periods ended May 31, 2023 and July 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 65

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanation of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

66 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB ALL MARKET REAL RETURN PORTFOLIO | 67

NOTES

68 | AB ALL MARKET REAL RETURN PORTFOLIO	abfunds.com

AB ALL MARKET REAL RETURN PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

AMRR-0151-1024

OCT 10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB BOND INFLATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 73.1%
United States – 73.1%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	80,472	$78,284,599
0.125%, 07/15/2030 (TIPS)		236,494	215,579,469
0.125%, 07/15/2031 (TIPS)		11,706	10,466,022
0.25%, 07/15/2029 (TIPS)		51,383	47,946,634
0.625%, 07/15/2032 (TIPS)		3,130	2,853,509
1.375%, 07/15/2033 (TIPS)(a)		78,668	75,287,935
1.75%, 01/15/2034 (TIPS)		33,242	32,624,018
1.875%, 07/15/2034 (TIPS)		9,677	9,610,638

Total Inflation-Linked Securities (cost $476,180,470)			472,652,824

CORPORATES - INVESTMENT GRADE – 12.2%
Financial Institutions – 6.1%
Banking – 5.0%
Ally Financial, Inc. 6.992%, 06/13/2029		575	599,990
American Express Co. 5.098%, 02/16/2028		987	994,353
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		200	203,038
7.883%, 11/15/2034		200	223,836
Banco de Credito del Peru SA 3.125%, 07/01/2030(b)		958	933,284
Banco Santander SA 6.35%, 03/14/2034		200	207,320
6.921%, 08/08/2033		800	860,920
9.625%, 05/21/2033(c)		800	924,128
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		301	306,358
Barclays PLC 5.335%, 09/10/2035		569	557,728
5.674%, 03/12/2028		329	334,132
BNP Paribas SA 4.625%, 02/25/2031(b)(c)		489	411,498
BPCE SA 6.508%, 01/18/2035(b)		1,013	1,041,607
CaixaBank SA 6.037%, 06/15/2035(b)		955	979,477
Capital One Financial Corp. 6.377%, 06/08/2034		949	994,410

abfunds.com	AB BOND INFLATION STRATEGY | 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Citigroup, Inc. 4.542%, 09/19/2030	U.S.$	917	$898,312
Series AA 7.625%, 11/15/2028(c)		43	45,742
Series W 4.00%, 12/10/2025(c)		504	491,471
Series Y 4.15%, 11/15/2026(c)		480	459,000
Credit Agricole SA 6.251%, 01/10/2035(b)		677	699,483
Danske Bank A/S 4.613%, 10/02/2030(b)		419	409,019
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		405	404,474
4.999%, 09/11/2030		261	256,988
7.146%, 07/13/2027		233	240,575
Discover Bank Series B 5.974%, 08/09/2028		327	331,395
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(c)		775	742,388
HSBC Holdings PLC 7.399%, 11/13/2034		1,352	1,509,981
8.113%, 11/03/2033		591	681,110
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		357	394,421
JPMorgan Chase & Co. 2.963%, 01/25/2033		1,484	1,296,393
KBC Group NV 4.932%, 10/16/2030(b)		667	660,263
Lloyds Banking Group PLC 7.50%, 09/27/2025(c)		1,010	1,015,100
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		344	349,198
Morgan Stanley 0.406%, 10/29/2027	EUR	1,030	1,063,422
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	270	234,611
8.125%, 11/10/2033(c)		317	338,908
PNC Financial Services Group, Inc. (The) Series R 8.317% (CME Term SOFR 3 Month + 3.30%), 12/02/2024(c)(d)		352	352,524
Santander Holdings USA, Inc. 6.174%, 01/09/2030		62	63,466
Santander UK Group Holdings PLC 4.858%, 09/11/2030		517	509,085

2 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Societe Generale SA 5.519%, 01/19/2028(b)	U.S.$	812	$814,777
Standard Chartered PLC 3.971%, 03/30/2026(b)		657	652,618
6.364% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(b)(c)(d)		400	368,556
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		564	575,506
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		236	234,206
Svenska Handelsbanken AB 4.75%, 03/01/2031(b)(c)		1,400	1,268,498
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		317	311,541
UBS Group AG 4.194%, 04/01/2031(b)		614	587,481
6.373%, 07/15/2026(b)		1,025	1,033,159
9.25%, 11/13/2033(b)(c)		283	327,035
UniCredit SpA 1.982%, 06/03/2027(b)		204	194,373
2.569%, 09/22/2026(b)		1,071	1,044,343
Wells Fargo & Co. 3.35%, 03/02/2033		1,506	1,338,819
Series BB 3.90%, 03/15/2026(c)		418	404,494

			32,174,814

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		1,366	1,310,650

Finance – 0.1%
Aviation Capital Group LLC 4.125%, 08/01/2025(b)		7	6,947
4.875%, 10/01/2025(b)		246	245,542
5.50%, 12/15/2024(b)		425	424,996

			677,485

Insurance – 0.4%
Athene Global Funding 1.985%, 08/19/2028(b)		308	274,828
2.55%, 11/19/2030(b)		65	55,866
2.717%, 01/07/2029(b)		117	106,172
5.526%, 07/11/2031(b)		22	22,282
5.583%, 01/09/2029(b)		49	49,709
5.62%, 05/08/2026(b)		387	390,495

abfunds.com	AB BOND INFLATION STRATEGY | 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Principal Life Global Funding II 5.10%, 01/25/2029(b)	U.S.$	639	$645,786
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(b)		1,000	1,004,890

			2,550,028

REITs – 0.4%
American Tower Corp. 5.20%, 02/15/2029		432	436,674
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	819,338
4.00%, 01/15/2031		414	379,833
Trust Fibra Uno 5.25%, 01/30/2026(b)		943	939,699

			2,575,544

			39,288,521

Industrial – 5.2%
Basic – 0.1%
Glencore Funding LLC 5.338%, 04/04/2027(b)		312	315,454
6.50%, 10/06/2033(b)		543	583,383

			898,837

Capital Goods – 0.5%
Boeing Co. (The) 3.25%, 02/01/2028		295	277,026
3.625%, 02/01/2031		120	108,331
5.15%, 05/01/2030		183	180,788
6.298%, 05/01/2029(b)		242	250,719
6.528%, 05/01/2034(b)		323	340,516
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		911	911,866
Waste Management, Inc. 4.50%, 03/15/2028		971	969,349

			3,038,595

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		343	301,068
Fox Corp. 6.50%, 10/13/2033		835	889,116
Paramount Global 7.875%, 07/30/2030		840	904,747
Prosus NV 3.061%, 07/13/2031(b)		240	204,300
3.257%, 01/19/2027(b)		593	566,315
3.68%, 01/21/2030(b)		205	187,383
4.027%, 08/03/2050(b)		775	539,842

4 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tencent Holdings Ltd. 3.24%, 06/03/2050(b)	U.S.$	655	$461,369
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		939	904,079

			4,958,219

Consumer Cyclical - Automotive – 0.7%
Ford Motor Co. 3.25%, 02/12/2032		532	445,486
Ford Motor Credit Co., LLC 6.125%, 03/08/2034		511	505,849
General Motors Financial Co., Inc. 5.75%, 02/08/2031		999	1,017,551
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		1,942	1,837,016
Hyundai Capital America 5.25%, 01/08/2027(b)		252	253,870
5.275%, 06/24/2027(b)		151	152,389
6.10%, 09/21/2028(b)		486	503,088

			4,715,249

Consumer Cyclical - Entertainment – 0.0%
Hasbro, Inc. 6.05%, 05/14/2034		231	235,844

Consumer Cyclical - Other – 0.2%
Marriott International, Inc./MD 5.35%, 03/15/2035		910	905,432

Consumer Non-Cyclical – 0.9%
Cargill, Inc. 5.125%, 10/11/2032(b)		632	642,415
Cencosud SA 5.95%, 05/28/2031(b)		308	311,881
CVS Health Corp. 5.70%, 06/01/2034		666	669,084
General Mills, Inc. 4.70%, 01/30/2027		278	278,211
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		914	921,678
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(b)		583	625,798
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	912,230
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		731	793,098

abfunds.com	AB BOND INFLATION STRATEGY | 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Roche Holdings, Inc. 4.203%, 09/09/2029(b)	U.S.$	914	$898,526

			6,052,921

Energy – 1.0%
Columbia Pipelines Holding Co., LLC 5.097%, 10/01/2031(b)		288	281,431
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		1,803	1,490,648
5.75%, 01/15/2031(b)		796	796,279
Devon Energy Corp. 5.20%, 09/15/2034		911	875,954
Occidental Petroleum Corp. 5.20%, 08/01/2029		283	281,961
5.375%, 01/01/2032		297	293,071
6.625%, 09/01/2030		296	311,034
Var Energi ASA 7.50%, 01/15/2028(b)		867	920,954
8.00%, 11/15/2032(b)		680	770,875
Williams Cos., Inc. (The) 4.80%, 11/15/2029		413	410,439

			6,432,646

Other Industrial – 0.0%
LKQ Corp. 6.25%, 06/15/2033		68	70,177

Services – 0.2%
Mastercard, Inc. 4.55%, 01/15/2035		656	636,130
Moody’s Corp. 5.00%, 08/05/2034		472	469,073

			1,105,203

Technology – 0.6%
Broadcom, Inc. 4.15%, 02/15/2028		138	135,487
5.05%, 07/12/2027		346	349,380
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		373	369,878
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,853	2,116,643
TSMC Arizona Corp. 3.875%, 04/22/2027	U.S.$	1,009	990,949

			3,962,337

Transportation - Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(b)		270	261,984

6 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.308%, 10/20/2031(b)	U.S.$	348	$336,258

			598,242

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		198	181,113
5.875%, 07/05/2034(b)		248	246,969

			428,082

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)		303	228,259

			33,630,043

Utility – 0.9%
Electric – 0.9%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		346	305,264
Alexander Funding Trust II 7.467%, 07/31/2028(b)		656	694,140
American Electric Power Co., Inc. 6.95%, 12/15/2054		565	590,159
CenterPoint Energy Houston Electric LLC 5.05%, 03/01/2035		718	715,846
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		1,183	920,315
Electricite de France SA 9.125%, 03/15/2033(b)(c)		415	471,191
Engie Energia Chile SA 3.40%, 01/28/2030(b)		751	669,892
6.375%, 04/17/2034(b)		240	244,596
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		398	397,851
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)		503	474,329
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		83	85,175
Pacific Gas and Electric Co. 5.55%, 05/15/2029		151	153,774
Vistra Operations Co., LLC 6.95%, 10/15/2033(b)		272	296,140

			6,018,672

Total Corporates - Investment Grade (cost $78,803,747)			78,937,236

abfunds.com	AB BOND INFLATION STRATEGY | 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 6.0%
Other ABS - Fixed Rate – 2.8%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)	U.S.$	1,428	$1,298,654
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		26	25,854
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		7	7,004
Series 2024-X1, Class A 6.27%, 05/15/2029(b)		523	525,046
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		424	424,387
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		263	260,901
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(b)		1,350	1,227,697
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		450	422,578
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		468	417,461
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		187	185,655
Series 2023-1, Class A2 5.99%, 03/15/2032(b)		1,461	1,472,662
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		2,152	1,986,854
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)(e)		914	913,931
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		408	367,445
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		350	351,817
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		441	414,477

8 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)	U.S.$	1,619	$1,460,034
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		1,931	1,970,124
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(b)		758	629,493
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		793	681,063
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		336	337,920
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(b)(e)		992	992,157
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		613	617,781
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		464	468,062
Series 2024-3, Class A 6.258%, 10/15/2031(b)		582	587,022

			18,046,079

Autos - Fixed Rate – 2.8%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(b)		414	415,918
Series 2024-2A, Class A 6.06%, 02/20/2029(b)		1,497	1,498,284
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		186	187,449
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		1,294	1,304,226
Carvana Auto Receivables Trust Series 2021-N3, Class C
1.02%, 06/12/2028		119	112,995
Series 2021-N4, Class D 2.30%, 09/11/2028		319	309,091
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,115,223

abfunds.com	AB BOND INFLATION STRATEGY | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)	U.S.$	736	$724,171
Series 2022-A, Class C 2.17%, 04/16/2029(b)		833	828,011
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		74	73,692
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(b)		615	614,836
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		1,000	953,469
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(b)		1,144	1,146,659
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(b)		1,660	1,633,148
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(b)		484	484,557
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		733	745,730
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(b)		1,508	1,466,701
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		635	634,366
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		537	542,349
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		336	335,622
Series 2022-B, Class B 5.721%, 08/16/2032(b)		149	149,159
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		41	40,796
Santander Drive Auto Receivables Trust Series 2024-4, Class A2 5.41%, 07/15/2027		1,187	1,190,591

10 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)	U.S.$	517	$519,726
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		477	480,105
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(b)		130	130,028
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(b)		162	161,734

			17,798,636

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)		987	996,715
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.83%, 01/15/2030(b)		1,624	1,623,841

			2,620,556

Total Asset-Backed Securities (cost $39,502,458)			38,465,271

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%
Risk Share Floating Rate – 4.7%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.857% (CME Term SOFR + 1.00%), 09/25/2031(b)(d)		1,699	1,701,591
Series 2022-1, Class M1B 7.007% (CME Term SOFR + 2.15%), 01/26/2032(b)(d)		1,170	1,175,131
Series 2022-2, Class M1A 8.857% (CME Term SOFR + 4.00%), 09/27/2032(b)(d)		2,078	2,111,680
Connecticut Avenue Securities Trust Series 2022-R01, Class 1M2 6.757% (CME Term SOFR + 1.90%), 12/25/2041(b)(d)		2,899	2,934,932
Series 2022-R03, Class 1M2 8.357% (CME Term SOFR + 3.50%), 03/25/2042(b)(d)		2,283	2,395,114

abfunds.com	AB BOND INFLATION STRATEGY | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-R04, Class 1M2 7.957% (CME Term SOFR + 3.10%), 03/25/2042(b)(d)	U.S.$	573	$595,236
Series 2023-R02, Class 1M1 7.157% (CME Term SOFR + 2.30%), 01/25/2043(b)(d)		819	839,309
Eagle Re Ltd. Series 2021-2, Class M1B 6.907% (CME Term SOFR + 2.05%), 04/25/2034(b)(d)		68	68,267
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.771% (CME Term SOFR + 4.91%), 05/25/2028(d)		57	59,186
Series 2021-DNA5, Class M2 6.507% (CME Term SOFR + 1.65%), 01/25/2034(b)(d)		273	273,725
Series 2021-DNA6, Class M2 6.357% (CME Term SOFR + 1.50%), 10/25/2041(b)(d)		2,561	2,569,537
Series 2021-HQA4, Class M2 7.207% (CME Term SOFR + 2.35%), 12/25/2041(b)(d)		1,765	1,781,919
Series 2022-DNA1, Class M1B 6.707% (CME Term SOFR + 1.85%), 01/25/2042(b)(d)		1,542	1,557,618
Series 2022-DNA2, Class M1B 7.257% (CME Term SOFR + 2.40%), 02/25/2042(b)(d)		2,468	2,523,611
Series 2022-DNA3, Class M1B 7.757% (CME Term SOFR + 2.90%), 04/25/2042(b)(d)		1,069	1,105,386
Series 2022-DNA4, Class M1B 8.207% (CME Term SOFR + 3.35%), 05/25/2042(b)(d)		2,051	2,135,973
Series 2022-DNA5, Class M1B 9.357% (CME Term SOFR + 4.50%), 06/25/2042(b)(d)		3,681	3,954,419
Series 2024-DNA1, Class M1 6.207% (CME Term SOFR + 1.35%), 02/25/2044(b)(d)		1,097	1,097,927
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.671% (CME Term SOFR + 5.81%), 04/25/2028(d)		282	292,550

12 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-R02, Class 2M2 6.857% (CME Term SOFR + 2.00%), 11/25/2041(b)(d)	U.S.$	1,221	$1,227,400
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.321% (CME Term SOFR + 3.46%), 02/25/2025(b)(d)		130	130,022

			30,530,533

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD
1.476% (6.49% – CME Term SOFR), 11/15/2041(d)(f)		1,442	153,024
Series 4693, Class SL 1.026% (6.04% – CME Term SOFR), 06/15/2047(d)(f)		937	112,999
Series 4954, Class SL 1.079% (5.94% – CME Term SOFR), 02/25/2050(d)(f)		1,115	121,215
Series 4981, Class HS 1.129% (5.99% – CME Term SOFR), 06/25/2050(d)(f)		2,288	236,305
Federal National Mortgage Association REMICs Series 2014-78, Class SE 1.129% (5.99% – CME Term SOFR), 12/25/2044(d)(f)		643	65,575
Series 2016-77, Class DS 1.029% (5.89% – CME Term SOFR), 10/25/2046(d)(f)		712	84,246
Series 2017-62, Class AS 1.179% (6.04% – CME Term SOFR), 08/25/2047(d)(f)		772	95,767
Series 2017-97, Class LS 1.229% (6.09% – CME Term SOFR), 12/25/2047(d)(f)		1,098	133,176
Government National Mortgage Association Series 2017-122, Class SA 1.326% (6.09% – CME Term SOFR 1 Month), 08/20/2047(d)(f)		605	80,563
Series 2017-134, Class MS 1.326% (6.09% – CME Term SOFR 1 Month), 09/20/2047(d)(f)		685	94,282

			1,177,152

abfunds.com	AB BOND INFLATION STRATEGY | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.952% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b)(d)	U.S.$	122	$123,206

Total Collateralized Mortgage Obligations (cost $30,784,178)			31,830,891

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non-Agency Floating Rate CMBS – 0.8%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.851% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(b)(d)		1,755	1,754,241
BBCMS Mortgage Trust Series 2020-BID, Class A 7.059% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b)(d)		1,383	1,381,271
BX Commercial Mortgage Trust Series 2019-IMC, Class D
6.75% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b)(d)		185	182,007
Series 2019-IMC, Class E 7.00% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b)(d)		895	873,917
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 6.857% (CME Term SOFR + 2.00%), 01/25/2051(b)(d)		91	90,422
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		324	323,024
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.383% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b)(d)		391	353,088

			4,957,970

Non-Agency Fixed Rate CMBS – 0.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		520	479,764

14 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GS Mortgage Securities Trust Series 2011-GC5, Class D 5.151%, 08/10/2044(b)	U.S.$	19	$10,211
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g)		484	472,280
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		1,421	1,379,471
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		40	37,922
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.389%, 09/15/2047(h)		1,467	15
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		78	25,898
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.024%, 10/15/2048(h)		8,823	36,779
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.33%, 12/15/2059		330	296,249
Series 2016-NXS6, Class C 4.392%, 11/15/2049		525	484,815

			3,223,404

Total Commercial Mortgage-Backed Securities (cost $8,476,699)			8,181,374

MORTGAGE PASS-THROUGHS – 0.8%
Agency Fixed Rate 30-Year – 0.8%
Federal National Mortgage Association Series 2022 3.00%, 02/01/2052 (cost $6,049,095)		5,892	5,132,183

COLLATERALIZED LOAN OBLIGATIONS – 0.7%
CLO - Floating Rate – 0.7%
AGL CLO 16 Ltd. Series 2021-16A, Class D 7.979% (CME Term SOFR 3 Month + 3.36%), 01/20/2035(b)(d)		650	651,214

abfunds.com	AB BOND INFLATION STRATEGY | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.029% (CME Term SOFR 3 Month + 3.41%), 01/20/2032(b)(d)	U.S.$	415	$415,000
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.509% (CME Term SOFR 3 Month + 3.86%), 01/17/2034(b)(d)		400	400,724
Dryden 98 CLO Ltd. Series 2022-98A, Class D 7.717% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(b)(d)		500	491,970
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 6.059% (CME Term SOFR 3 Month + 1.44%), 10/20/2034(b)(d)		500	500,248
Pikes Peak CLO 8 Series 2021-8A, Class A 6.049% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(b)(d)		1,450	1,450,652
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.119% (CME Term SOFR 3 Month + 1.50%), 01/20/2034(b)(d)		381	382,290

Total Collateralized Loan Obligations (cost $4,288,829)			4,292,098

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.5%
Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(b)		1,067	933,828
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	561	559,219

			1,493,047

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(b)		307	254,819

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)	U.S.$	383	386,279
6.125%, 04/01/2032(b)		220	222,270

			608,549

16 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	550	$577,371

Services – 0.1%
Belron UK Finance PLC 5.75%, 10/15/2029(b)	U.S.$	290	290,600

			3,224,386

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b)(c)		751	758,277

Total Corporates - Non-Investment Grade (cost $4,295,357)			3,982,663

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 8.00%, 10/15/2034(b)		364	362,319
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		126	115,101

			477,420

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		232	212,280

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		483	463,704

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e)(g)(i)(j)(k)		650	65

Energy – 0.2%
Ecopetrol SA 8.625%, 01/19/2029		1,134	1,198,751
Oleoducto Central SA 4.00%, 07/14/2027(b)		229	217,344

			1,416,095

			2,569,564

abfunds.com	AB BOND INFLATION STRATEGY | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)	U.S.$	89	$89,020

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		374	370,961

			459,981

Total Emerging Markets - Corporate Bonds (cost $3,346,984)			3,029,545

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)		1,197	1,218,696

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		1,016	962,660

Total Quasi-Sovereigns (cost $2,209,806)			2,181,356

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
University of California Series 2021-B 3.071%, 05/15/2051 (cost $1,451,584)		1,465	1,009,118

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Chile – 0.1%
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(b)		699	694,422

Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031		248	197,408

Total Governments - Sovereign Bonds (cost $946,756)			891,830

18 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $922,000)	U.S.$	922	$839,942

		Shares
SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(l)(m)(n) (cost $16,304,911)		16,304,911	16,304,911

Total Investments – 103.3% (cost $673,562,874)			667,731,242
Other assets less liabilities – (3.3)%			(21,058,072)

Net Assets – 100.0%			$646,673,170

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,228	December 2024	$252,900,843	$(2,263,444)
U.S. T-Note 5 Yr (CBT) Futures	186	December 2024	19,945,594	(329,848)

Sold Contracts
U.S. 10 Yr Ultra Futures	259	December 2024	29,461,250	1,069,351
U.S. Ultra Bond (CBT) Futures	22	December 2024	2,763,750	172,122

				$(1,351,819)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	EUR	4,045	USD	4,372	12/20/2024	$(36,536)

abfunds.com	AB BOND INFLATION STRATEGY | 19

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)%	Quarterly	0.66%	USD 32,150	$(536,263)	$(535,478)	$(785)
Sale Contracts
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.54	USD 32,150	719,549	711,179	8,370

					$183,286	$175,701	$7,585

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	$9,290,171	$	– 0	–	$9,290,171
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	5,665,652		– 0	–	5,665,652
USD	27,280	04/15/2026	2.430%	CPI#	Maturity	(19,740)		– 0	–	(19,740)
USD	27,630	04/15/2026	2.583%	CPI#	Maturity	(102,023)		– 0	–	(102,023)
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	(173,414)		– 0	–	(173,414)
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	390,145		– 0	–	390,145
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	378,917		– 0	–	378,917

						$15,429,708	$	– 0	–	$15,429,708

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,160	06/09/2025	2.000%	1 Day SOFR	Annual	$31,396	$18,979	$12,417
USD	2,106	08/04/2025	1.970%	1 Day SOFR	Annual	52,856	42,703	10,153
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	292,229	306,083	(13,854)
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	93,004	57,750	35,254
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	92,305	57,785	34,520
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	393,189	314,483	78,706
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	2,238,447	1,904,825	333,622
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	41,206	37,808	3,398
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	482,009	421,390	60,619
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	362,392	352,365	10,027
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	6,243,236	5,311,119	932,117

20 | AB BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	$227,167	$158,292		$68,875
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	30,575	– 0	–	30,575

						$10,580,011	$8,983,582		$1,596,429

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at October 31, 2024
HSBC Securities (USA), Inc.†	USD	15,038	5.03%	—	$15,236,730

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on October 31, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days		Greater than 90 Days		Total
Inflation-Linked Securities	$15,236,730	$	– 0 –	$	– 0 –	$	– 0 –	$15,236,730

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $120,177,288 or 18.6% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Inverse interest only security.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.34% of net assets as of October 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 09/06/2022	$466,222	$472,280	0.07%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 10/01/2024	1,438,294	1,379,471	0.21%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	40,406	37,922	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020 - 10/01/2024	342,642	323,024	0.05%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014 - 09/01/2024	360,620	65	0.00%

abfunds.com	AB BOND INFLATION STRATEGY | 21

PORTFOLIO OF INVESTMENTS (continued)

(h)	IO – Interest Only.

(i)	Non-income producing security.

(j)	Defaulted matured security.

(k)	Fair valued by the Adviser.

(l)	Affiliated investments.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(n)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

22 | AB BOND INFLATION STRATEGY	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $657,257,963)	$651,426,331
Affiliated issuers (cost $16,304,911)	16,304,911
Cash	6,280
Cash collateral due from broker	8,871,464
Foreign currencies, at value (cost $13,074)	13,149
Receivable for investment securities sold	11,672,758
Interest receivable	2,112,665
Receivable for capital stock sold	354,054
Receivable for variation margin on centrally cleared swaps	229,701
Receivable due from Adviser	36,093
Affiliated dividends receivable	31,268

Total assets	691,058,674

Liabilities
Payable for investment securities purchased and foreign currency transactions	28,028,313
Payable for reverse repurchase agreements	15,236,730
Payable for capital stock redeemed	288,808
Advisory fee payable	260,961
Payable for variation margin on futures	83,937
Administrative fee payable	73,909
Distribution fee payable	37,816
Unrealized depreciation on forward currency exchange contracts	36,536
Transfer Agent fee payable	11,703
Foreign capital gains tax payable	10,445
Directors’ fees payable	2,404
Accrued expenses	313,942

Total liabilities	44,385,504

Net Assets	$646,673,170

Composition of Net Assets
Capital stock, at par	$63,052
Additional paid-in capital	770,900,695
Accumulated loss	(124,290,577)

Net Assets	$646,673,170

See notes to financial statements.

abfunds.com	AB BOND INFLATION STRATEGY | 23

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$36,110,513	3,466,652	$10.42	*

C	$4,328,086	430,798	$10.05

Advisor	$190,046,740	18,216,503	$10.43

I	$6,303,410	612,664	$10.29

1	$342,511,852	33,706,661	$10.16

2	$35,768,036	3,521,311	$10.16

Z	$31,604,533	3,097,421	$10.20

*	The maximum offering price per share for Class A shares was $10.66 which reflects a sales charge of 2.25%.

See notes to financial statements.

24 | AB BOND INFLATION STRATEGY	abfunds.com

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Interest	$28,485,409
Dividends
Unaffiliated issuers	493,141
Affiliated issuers	386,984	$29,365,534

Expenses
Advisory fee (see Note B)	3,165,755
Distribution fee—Class A	102,402
Distribution fee—Class C	64,221
Distribution fee—Class R	6,635
Distribution fee—Class K	5,048
Distribution fee—Class 1	312,892
Transfer agency—Class A	54,446
Transfer agency—Class C	8,722
Transfer agency—Advisor Class	266,511
Transfer agency—Class R	3,450
Transfer agency—Class K	3,972
Transfer agency—Class I	7,396
Transfer agency—Class 1	49,967
Transfer agency—Class 2	5,866
Transfer agency—Class Z	5,982
Registration fees	131,214
Administrative	128,087
Audit and tax	121,582
Custody and accounting	92,519
Printing	89,436
Legal	50,923
Directors’ fees	28,541
Miscellaneous	36,814

Total expenses before interest expense	4,742,381
Interest expense	575,355

Total expenses	5,317,736
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,097,038)

Net expenses		4,220,698

Net investment income		25,144,836

See notes to financial statements.

abfunds.com	AB BOND INFLATION STRATEGY | 25

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$(5,675,012)
Forward currency exchange contracts	17,885
Futures	1,079,506
Swaps	1,604,047
Foreign currency transactions	(150,923)
Net change in unrealized appreciation (depreciation) of:
Investments(b)	33,058,508
Forward currency exchange contracts	(55,322)
Futures	722,504
Swaps	(2,312,149)
Foreign currency denominated assets and liabilities	17,611

Net gain on investment and foreign currency transactions	28,306,655

Net Increase in Net Assets from Operations	$53,451,491

(a)	Net of foreign realized capital gains taxes of $2,921.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $6,740.

See notes to financial statements.

26 | AB BOND INFLATION STRATEGY	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$25,144,836	$36,906,876
Net realized loss on investment and foreign currency transactions	(3,124,497)	(98,734,747)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	31,431,152	84,223,181

Net increase in net assets from operations	53,451,491	22,395,310
Distributions to Shareholders
Class A	(1,699,586)	(2,383,662)
Class C	(231,627)	(415,252)
Advisor Class	(9,013,026)	(15,525,103)
Class R	(53,398)	(97,892)
Class K	(82,429)	(199,485)
Class I	(283,517)	(259,635)
Class 1	(13,769,656)	(16,743,802)
Class 2	(1,677,452)	(2,102,742)
Class Z	(1,132,164)	(522,386)
Capital Stock Transactions
Net decrease	(63,470,113)	(358,017,074)

Total decrease	(37,961,477)	(373,871,723)
Net Assets
Beginning of period	684,634,647	1,058,506,370

End of period	$646,673,170	$684,634,647

See notes to financial statements.

abfunds.com	AB BOND INFLATION STRATEGY | 27

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of seven portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Bond Inflation Strategy (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I, Class 1, Class 2 and Class Z shares. Class B, Class R, Class K, and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class A shares are sold with a maximum sales charge of 2.25% and purchases in amounts of $500,000 or more, or by certain group retirement plans, may be subject to a 1%, 18-month contingent deferred sales charge, which may be subject to waiver in certain circumstances. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R, Class K, and Class 1 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I, Class 2 and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors

28 | AB BOND INFLATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or

abfunds.com	AB BOND INFLATION STRATEGY | 29

NOTES TO FINANCIAL STATEMENTS (continued)

counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

30 | AB BOND INFLATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more

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NOTES TO FINANCIAL STATEMENTS (continued)

widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$472,652,824		$	– 0	–	$472,652,824
Corporates – Investment Grade		– 0	–	78,937,236			– 0	–	78,937,236
Asset-Backed Securities		– 0	–	36,559,183			1,906,088		38,465,271
Collateralized Mortgage Obligations		– 0	–	31,830,891			– 0	–	31,830,891
Commercial Mortgage-Backed Securities		– 0	–	8,181,374			– 0	–	8,181,374
Mortgage Pass-Throughs		– 0	–	5,132,183			– 0	–	5,132,183
Collateralized Loan Obligations		– 0	–	4,292,098			– 0	–	4,292,098
Corporates – Non-Investment Grade		– 0	–	3,982,663			– 0	–	3,982,663
Emerging Markets – Corporate Bonds		– 0	–	3,029,480			65		3,029,545
Quasi-Sovereigns		– 0	–	2,181,356			– 0	–	2,181,356
Local Governments – US Municipal Bonds		– 0	–	1,009,118			– 0	–	1,009,118
Governments – Sovereign Bonds		– 0	–	891,830			– 0	–	891,830
Emerging Markets – Sovereigns		– 0	–	839,942			– 0	–	839,942
Short-Term Investments		16,304,911		– 0	–		– 0	–	16,304,911

Total Investments in Securities		16,304,911		649,520,178			1,906,153		667,731,242
Other Financial Instruments(a):
Assets:
Futures		1,241,473		– 0	–		– 0	–	1,241,473	(b)
Centrally Cleared Credit Default Swaps		– 0	–	719,549			– 0	–	719,549	(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	15,724,885			– 0	–	15,724,885	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	10,580,011			– 0	–	10,580,011	(b)
Liabilities:
Futures		(2,593,292)		– 0	–		– 0	–	(2,593,292	)(b)
Forward Currency Exchange Contracts		– 0	–	(36,536)			– 0	–	(36,536)
Centrally Cleared Credit Default Swaps		– 0	–	(536,263)			– 0	–	(536,263	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(295,177)			– 0	–	(295,177	)(b)

Total		$14,953,092		$675,676,647			$1,906,153		$692,535,892

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily.

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NOTES TO FINANCIAL STATEMENTS (continued)

Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may

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invest), on an annual basis (“Expense Caps”) to .75%, 1.50%, .50%, .50%, .60%, .50% and .50% of the daily average net assets for the Class A, Class C, Advisor Class, Class I, Class 1, Class 2, and Class Z shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2025 and then may be extended for additional one-year terms. For the year ended October 31, 2024, such reimbursement amounted to $1,085,442.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $128,087.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $132,865 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,080 from the sale of Class A shares and received $3,166 and $300 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $11,596.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0 –	$271,655	$255,350	$16,305	$387

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, .25% of the Fund’s average daily net assets attributable to Class K shares and .10% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class 2 and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $305,368, $65,531, $62,315 and $1,583,267 for Class C, Class R, Class K and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$82,986,219	$77,983,606
U.S. government securities	233,236,154	281,189,287

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$674,208,831

Gross unrealized appreciation	$22,883,466
Gross unrealized depreciation	(13,840,357)

Net unrealized appreciation	$9,043,109

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly.

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NOTES TO FINANCIAL STATEMENTS (continued)

Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended October 31, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended October 31, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

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•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing.

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Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an

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NOTES TO FINANCIAL STATEMENTS (continued)

exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended October 31, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of the Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended October 31, 2024, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts

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NOTES TO FINANCIAL STATEMENTS (continued)

received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended October 31, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

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The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,241,473	*	Payable for variation margin on futures	$2,593,292	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	8,370	*	Payable for variation margin on centrally cleared swaps	785	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	17,335,168	*	Payable for variation margin on centrally cleared swaps	309,031	*

Foreign currency contracts				Unrealized depreciation on forward currency exchange contracts	36,536

Total		$18,585,011			$2,939,644

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$1,079,506	$722,504

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	17,885	(55,322)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	2,168,362	(2,262,807)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(564,315)	(49,342)

Total		$2,701,438	$(1,644,967)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2024:

Futures:
Average notional amount of buy contracts	$214,734,492
Average notional amount of sale contracts	$17,247,415
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$899,607	(a)
Average principal amount of sale contracts	$5,625,136
Centrally Cleared Interest Rate Swaps:
Average notional amount	$90,441,000
Centrally Cleared Inflation Swaps:
Average notional amount	$251,428,462
Credit Default Swaps:
Average notional amount of sale contracts	$1,408,642	(b)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$36,266,577
Average notional amount of sale contracts	$32,201,480

(a)	Positions were open for four months during the year.

(b)	Positions were open for nine months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
NatWest Markets PLC	$36,536	$	– 0	–	$	– 0	–	$	– 0	–	$36,536

Total	$36,536	$	– 0	–	$	– 0	–	$	– 0	–	$36,536	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the

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NOTES TO FINANCIAL STATEMENTS (continued)

repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the year ended October 31, 2024, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the year ended October 31, 2024, the average amount of reverse repurchase agreements outstanding was $10,207,840 and the daily weighted average interest rate was 5.40%. At October 31, 2024, the Fund had reverse repurchase agreements outstanding in the amount of $15,236,730 as reported on the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of October 31, 2024:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
HSBC Securities (USA), Inc.	$15,236,730	$(15,193,045)	$43,685

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	886,608	1,374,148	$9,161,416	$14,206,566

Shares issued in reinvestment of dividends	116,127	177,750	1,193,753	1,841,367

Shares converted from Class C	39,076	25,396	404,222	260,530

Shares redeemed	(2,254,698)	(3,113,596)	(23,324,374)	(32,165,303)

Net decrease	(1,212,887)	(1,536,302)	$(12,564,983)	$(15,856,840)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class C
Shares sold	2,682	107,722	$26,763	$1,079,055

Shares issued in reinvestment of dividends	19,246	34,730	190,962	348,336

Shares converted to Class A	(40,485)	(26,256)	(404,222)	(260,530)

Shares redeemed	(374,575)	(846,986)	(3,752,011)	(8,475,373)

Net decrease	(393,132)	(730,790)	$(3,938,508)	$(7,308,512)

Advisor Class
Shares sold	6,655,568	8,103,379	$68,892,877	$84,039,313

Shares issued in reinvestment of dividends	640,266	1,049,467	6,599,131	10,891,755

Shares redeemed	(11,102,736)	(36,258,220)	(114,822,897)	(377,020,172)

Net decrease	(3,806,902)	(27,105,374)	$(39,330,889)	$(282,089,104)

Class R
Shares sold	64,431	62,283	$669,013	$647,299

Shares issued in reinvestment of dividends	5,201	9,426	53,397	97,891

Shares redeemed	(309,251)	(87,272)	(3,193,722)	(905,130)

Net decrease	(239,619)	(15,563)	$(2,471,312)	$(159,940)

Class K
Shares sold	72,121	131,607	$744,293	$1,359,848

Shares issued in reinvestment of dividends	8,080	19,301	82,429	199,485

Shares redeemed	(535,829)	(120,706)	(5,498,942)	(1,233,703)

Net increase (decrease)	(455,628)	30,202	$(4,672,220)	$325,630

Class I
Shares sold	330,434	260,243	$3,370,446	$2,649,082

Shares issued in reinvestment of dividends	27,868	25,398	283,511	259,635

Shares redeemed	(305,121)	(356,853)	(3,113,419)	(3,634,655)

Net increase (decrease)	53,181	(71,212)	$540,538	$(725,938)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class 1
Shares sold	8,901,070	6,139,563	$90,409,953	$62,318,139

Shares issued in reinvestment of dividends	961,987	1,228,769	9,656,661	12,427,665

Shares redeemed	(10,973,081)	(11,321,158)	(110,551,411)	(114,476,455)

Net decrease	(1,110,024)	(3,952,826)	$(10,484,797)	$(39,730,651)

Class 2
Shares sold	592,429	394,500	$5,980,619	$4,022,442

Share issued in reinvestment of dividends	147,533	178,128	1,480,571	1,800,737

Shares redeemed	(1,471,879)	(2,212,509)	(14,806,373)	(22,375,665)

Net decrease	(731,917)	(1,639,881)	$(7,345,183)	$(16,552,486)

Class Z
Shares sold	2,401,771	637,043	$24,254,662	$6,411,147

Share issued in reinvestment of dividends	111,148	51,428	1,123,294	521,312

Shares redeemed	(844,397)	(281,603)	(8,580,715)	(2,851,692)

Net increase	1,668,522	406,868	$16,797,241	$4,080,767

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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NOTES TO FINANCIAL STATEMENTS (continued)

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Fund invests principally in inflation-indexed securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be

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NOTES TO FINANCIAL STATEMENTS (continued)

particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

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NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$27,942,855	$38,249,959

Total taxable distributions paid	$27,942,855	$38,249,959

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,028,016
Accumulated capital and other losses	(134,067,547	)(a)
Unrealized appreciation (depreciation)	9,036,459	(b)

Total accumulated earnings (deficit)	$(124,003,072	)(c)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $134,067,547.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as

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NOTES TO FINANCIAL STATEMENTS (continued)

either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $57,034,851 and a net long-term capital loss carryforward of $77,032,696, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.02	$ 10.29	$ 11.97	$ 11.56	$ 10.95

Income From Investment Operations

Net investment income(a)(b)	.39	.43	.64	.51	.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.44	(.26)	(1.66)	.35	.59

Net increase (decrease) in net asset value from operations	.83	.17	(1.02)	.86	.84

Less: Dividends and Distributions

Dividends from net investment income	(.43)	(.44)	(.62)	(.45)	(.23)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.43)	(.44)	(.66)	(.45)	(.23)

Net asset value, end of period	$ 10.42	$ 10.02	$ 10.29	$ 11.97	$ 11.56

Total Return

Total investment return based on net asset value(c)	8.46%	1.70%	(8.93)%	7.63%	7.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,111	$46,881	$63,936	$54,687	$31,248

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.84%	.86%	.84%	.78%	.91%

Expenses, before waivers/reimbursements(d)	1.08%	1.09%	1.04%	1.00%	1.18%

Net investment income(b)	3.76%	4.16%	5.69%	4.29%	2.26%

Portfolio turnover rate	50%	125%	79%	62%	48%

See footnote summary on page 60.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.68	$ 9.96	$ 11.63	$ 11.25	$ 10.67

Income From Investment Operations

Net investment income(a)(b)	.31	.33	.54	.44	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.42	(.24)	(1.62)	.31	.56

Net increase (decrease) in net asset value from operations	.73	.09	(1.08)	.75	.74

Less: Dividends and Distributions

Dividends from net investment income	(.36)	(.37)	(.55)	(.37)	(.16)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.36)	(.37)	(.59)	(.37)	(.16)

Net asset value, end of period	$ 10.05	$ 9.68	$ 9.96	$ 11.63	$ 11.25

Total Return

Total investment return based on net asset value(c)	7.64%	.85%	(9.58)%	6.87%	6.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,328	$7,973	$15,480	$12,915	$3,823

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.59%	1.62%	1.59%	1.53%	1.64%

Expenses, before waivers/reimbursements(d)	1.83%	1.85%	1.78%	1.75%	1.91%

Net investment income(b)	3.06%	3.33%	4.91%	3.79%	1.62%

Portfolio turnover rate	50%	125%	79%	62%	48%

See footnote summary on page 60.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.03	$ 10.30	$ 11.99	$ 11.57	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.42	.44	.67	.57	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.44	(.25)	(1.67)	.33	.60

Net increase (decrease) in net asset value from operations	.86	.19	(1.00)	.90	.87

Less: Dividends and Distributions

Dividends from net investment income	(.46)	(.46)	(.65)	(.48)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.46)	(.46)	(.69)	(.48)	(.26)

Net asset value, end of period	$ 10.43	$ 10.03	$ 10.30	$ 11.99	$ 11.57

Total Return

Total investment return based on net asset value(c)	8.63%	1.93%	(8.72)%	7.98%	7.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$190,047	$220,987	$506,033	$475,604	$135,677

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.59%	.62%	.59%	.53%	.66%

Expenses, before waivers/reimbursements(d)	.83%	.85%	.78%	.74%	.92%

Net investment income(b)	4.07%	4.23%	5.95%	4.76%	2.44%

Portfolio turnover rate	50%	125%	79%	62%	48%

See footnote summary on page 60.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.90	$ 10.17	$ 11.84	$ 11.44	$ 10.84

Income From Investment Operations

Net investment income(a)(b)	.43	.46	.66	.51	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.42	(.26)	(1.64)	.37	.59

Net increase (decrease) in net asset value from operations	.85	.20	(.98)	.88	.86

Less: Dividends and Distributions

Dividends from net investment income	(.46)	(.47)	(.65)	(.48)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.46)	(.47)	(.69)	(.48)	(.26)

Net asset value, end of period	$ 10.29	$ 9.90	$ 10.17	$ 11.84	$ 11.44

Total Return

Total investment return based on net asset value(c)	8.74%	1.88%	(8.67)%	7.88%	7.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,303	$5,539	$6,414	$6,093	$8,297

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.59%	.61%	.59%	.53%	.65%

Expenses, before waivers/reimbursements(d)	.82%	.83%	.78%	.74%	.88%

Net investment income(b)	4.19%	4.50%	5.92%	4.31%	2.42%

Portfolio turnover rate	50%	125%	79%	62%	48%
See footnote summary on page 60.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.78	$ 10.06	$ 11.73	$ 11.35	$ 10.77

Income From Investment Operations

Net investment income(a)(b)	.40	.44	.64	.52	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.43	(.26)	(1.62)	.34	.59

Net increase (decrease) in net asset value from operations	.83	.18	(.98)	.86	.85

Less: Dividends and Distributions

Dividends from net investment income	(.45)	(.46)	(.65)	(.48)	(.27)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.45)	(.46)	(.69)	(.48)	(.27)

Net asset value, end of period	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.35

Total Return

Total investment return based on net asset value(c)	8.53%	1.84%	(8.75)%	7.77%	7.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$342,511	$340,649	$390,055	$377,333	$312,381

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.69%	.71%	.69%	.63%	.75%

Expenses, before waivers/reimbursements(d)	.81%	.83%	.78%	.75%	.88%

Net investment income(b)	3.92%	4.34%	5.76%	4.44%	2.42%

Portfolio turnover rate	50%	125%	79%	62%	48%

See footnote summary on page 60

abfunds.com	AB BOND INFLATION STRATEGY | 57

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 2
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.78	$ 10.06	$ 11.73	$ 11.34	$ 10.76

Income From Investment Operations

Net investment income(a)(b)	.41	.44	.64	.53	.28

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.43	(.25)	(1.61)	.35	.58

Net increase (decrease) in net asset value from operations	.84	.19	(.97)	.88	.86

Less: Dividends and Distributions

Dividends from net investment income	(.46)	(.47)	(.66)	(.49)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.46)	(.47)	(.70)	(.49)	(.28)

Net asset value, end of period	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.34

Total Return

Total investment return based on net asset value(c)	8.75%	1.94%	(8.77)%	7.98%	7.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,768	$41,599	$59,262	$66,348	$60,289

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.59%	.61%	.58%	.53%	.65%

Expenses, before waivers/reimbursements(d)	.72%	.73%	.67%	.65%	.78%

Net investment income(b)	4.09%	4.38%	5.75%	4.51%	2.53%

Portfolio turnover rate	50%	125%	79%	62%	48%

See footnote summary on page 60.

58 | AB BOND INFLATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.82	$ 10.10	$ 11.77	$ 11.38	$ 10.80

Income From Investment Operations

Net investment income(a)(b)	.42	.46	.67	.56	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.42	(.27)	(1.65)	.32	.62

Net increase (decrease) in net asset value from operations	.84	.19	(.98)	.88	.86

Less: Dividends and Distributions

Dividends from net investment income	(.46)	(.47)	(.65)	(.49)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.46)	(.47)	(.69)	(.49)	(.28)

Net asset value, end of period	$ 10.20	$ 9.82	$ 10.10	$ 11.77	$ 11.38

Total Return

Total investment return based on net asset value(c)	8.71%	1.83%	(8.65)%	7.94%	7.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,605	$14,036	$10,320	$20,910	$11,016

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.59%	.60%	.58%	.53%	.67%

Expenses, before waivers/reimbursements(d)	.73%	.74%	.68%	.65%	.81%

Net investment income(b)	4.15%	4.53%	6.02%	4.81%	2.16%

Portfolio turnover rate	50%	125%	79%	62%	48%

See footnote summary on page 60.

abfunds.com	AB BOND INFLATION STRATEGY | 59

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended October 31,
	2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.99%	.98%	.95%	.97%	1.01%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.74%	1.73%	1.69%	1.72%	1.77%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.74%	.73%	.69%	.72%	.77%
Class I
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.73%	.72%	.69%	.71%	.73%
Class 1
Net of waivers/reimbursements	.60%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.72%	.72%	.69%	.72%	.73%
Class 2
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.62%	.62%	.59%	.62%	.63%
Class Z
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.63%	.63%	.60%	.62%	.63%

See notes to financial statements.

60 | AB BOND INFLATION STRATEGY	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Bond Inflation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Bond Inflation Strategy (the “Fund”) (one of the portfolios constituting AB Bond Fund, Inc. (the “Company”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Bond Fund, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

abfunds.com	AB BOND INFLATION STRATEGY | 61

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 23, 2024

62 | AB BOND INFLATION STRATEGY	abfunds.com

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2024. For foreign shareholders, 89.95% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

abfunds.com	AB BOND INFLATION STRATEGY | 63

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Bond Inflation Strategy (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material

64 | AB BOND INFLATION STRATEGY	abfunds.com

factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB BOND INFLATION STRATEGY | 65

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

66 | AB BOND INFLATION STRATEGY	abfunds.com

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group

abfunds.com	AB BOND INFLATION STRATEGY | 67

and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

68 | AB BOND INFLATION STRATEGY	abfunds.com

AB BOND INFLATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

BIS-0151-1024

OCT 10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024

		Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 46.7%
Brazil – 1.9%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 04/01/2025	BRL	289,350		$47,826,914

United States – 44.8%
U.S. Treasury Bonds 3.00%, 08/15/2052(a)	U.S.$	39,563		30,030,790
4.25%, 02/15/2054		93,128		89,620,956
4.25%, 08/15/2054		4,985		4,801,178
4.50%, 02/15/2044(a)		82,973		82,091,412
4.625%, 05/15/2044		26,634		26,771,332
U.S. Treasury Notes 3.50%, 09/30/2029		29,553		28,693,922
3.75%, 12/31/2028		21,242		20,903,456
3.875%, 08/15/2034		23,885		23,108,737
4.00%, 07/31/2029		17,300		17,181,062
4.125%, 09/30/2027(a)(b)		272,609		272,566,205
4.125%, 07/31/2028		88,642		88,531,597
4.125%, 03/31/2029		15,230		15,203,823
4.125%, 10/31/2029		16,350		16,327,008
4.25%, 06/30/2029		11,500		11,541,328
4.50%, 11/15/2033		3,262		3,316,128
4.625%, 04/30/2029		11,700		11,919,375
4.75%, 07/31/2025		197,318		197,810,794
4.875%, 10/31/2028		36,260		37,194,828
5.00%, 08/31/2025		148,000		148,670,625

				1,126,284,556

Total Governments - Treasuries (cost $1,183,297,551)				1,174,111,470

MORTGAGE PASS-THROUGHS – 28.3%
Agency Fixed Rate 30-Year – 28.3%
Federal Home Loan Mortgage Corp. Series 2023 6.00%, 10/01/2053		4,315		4,344,035
6.00%, 11/01/2053		4,346		4,375,097
6.50%, 11/01/2053		7,995		8,160,428
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		0	**	228
Series 1999 7.50%, 11/01/2029		3		3,456
Series 2020 2.50%, 12/01/2050		80,540		66,737,593

abfunds.com	AB INCOME FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022 3.00%, 03/01/2052	U.S.$	19,676	$17,008,645
3.00%, 08/01/2052		12,913	11,129,244
Series 2024 3.00%, 07/01/2052		9,446	8,147,569
Government National Mortgage Association Series 2021 4.50%, 11/20/2054, TBA		57,336	54,737,562
Series 2023 5.00%, 05/20/2053		7,298	7,142,087
5.00%, 09/20/2053		778	759,998
5.50%, 05/20/2053		38,235	38,074,042
5.50%, 08/20/2053		31,333	31,181,653
Series 2024 5.00%, 04/20/2054		3,159	3,088,243
Uniform Mortgage-Backed Security Series 2022 2.00%, 11/14/2054, TBA		41,300	32,759,288
2.50%, 11/14/2054, TBA		15,800	13,086,843
4.00%, 11/14/2054, TBA		44,832	41,453,676
Series 2023 3.00%, 11/14/2054, TBA		91,074	78,437,588
3.50%, 11/14/2054, TBA		61,081	54,653,484
4.50%, 11/14/2054, TBA		5,755	5,466,368
5.00%, 11/14/2054, TBA		71,077	69,072,638
5.50%, 11/15/2054, TBA		9,700	9,607,168
6.00%, 11/15/2054, TBA		87,400	87,959,902
6.50%, 11/15/2054, TBA		62,500	63,793,944

Total Mortgage Pass-Throughs (cost $711,587,125)			711,180,779

CORPORATES - INVESTMENT GRADE – 16.0%
Industrial – 7.3%
Basic – 0.9%
Alpek SAB de CV 4.25%, 09/18/2029(c)		1,380	1,290,438
Anglo American Capital PLC 2.625%, 09/10/2030(c)		707	615,677
2.875%, 03/17/2031(c)		3,700	3,229,397
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(c)		1,355	1,275,746
Freeport Indonesia PT 4.763%, 04/14/2027(c)		964	959,180
Inversiones CMPC SA 6.125%, 02/26/2034(c)		429	437,151

2 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nexa Resources SA 5.375%, 05/04/2027(c)	U.S.$	405	$402,149
6.75%, 04/09/2034(c)		2,066	2,122,815
Orbia Advance Corp. SAB de CV 1.875%, 05/11/2026(c)		529	499,429
2.875%, 05/11/2031(c)		3,275	2,704,167
4.00%, 10/04/2027(c)		255	243,805
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(c)		704	677,600
5.50%, 09/10/2034(c)		800	768,400
6.50%, 11/07/2033(c)		1,016	1,060,694
Suzano Austria GmbH 6.00%, 01/15/2029		5,115	5,177,339

			21,463,987

Capital Goods – 0.5%
Boeing Co. (The) 3.25%, 02/01/2028		2,117	1,988,011
3.625%, 02/01/2031		1,656	1,494,971
5.15%, 05/01/2030		2,203	2,176,366
6.298%, 05/01/2029(c)		2,856	2,958,902
6.528%, 05/01/2034(c)		3,285	3,463,145
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(c)		579	581,895

			12,663,290

Communications - Media – 0.9%
DirecTV Financing LLC 8.875%, 02/01/2030(c)		2,242	2,215,230
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(c)		2,691	2,591,433
Grupo Televisa SAB 4.625%, 01/30/2026(d)		1,290	1,264,832
6.625%, 03/18/2025		205	204,900
Paramount Global 4.20%, 06/01/2029		379	354,714
4.20%, 05/19/2032		1,121	975,763
4.95%, 01/15/2031		764	709,504
5.50%, 05/15/2033		685	635,077
6.875%, 04/30/2036		764	763,603
7.875%, 07/30/2030		734	790,577
Prosus NV 3.061%, 07/13/2031(c)		3,143	2,675,479
3.68%, 01/21/2030(c)		5,224	4,775,062
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		1,400	1,347,934
4.279%, 03/15/2032		1,286	1,128,079

abfunds.com	AB INCOME FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Weibo Corp. 3.375%, 07/08/2030	U.S.$	3,312	$2,971,858

			23,404,045

Consumer Cyclical - Automotive – 1.8%
Ford Motor Co. 3.25%, 02/12/2032		9,159	7,669,563
Ford Motor Credit Co., LLC 6.05%, 03/05/2031		3,380	3,400,686
6.125%, 03/08/2034		1,474	1,459,142
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,660	1,397,969
2.70%, 06/10/2031		5,419	4,602,790
3.60%, 06/21/2030		832	762,753
5.75%, 02/08/2031		6,336	6,453,659
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(c)		5,180	5,191,033
Hyundai Capital America 4.55%, 09/26/2029(c)		2,007	1,958,150
5.25%, 01/08/2027(c)		949	956,042
5.30%, 06/24/2029(c)		2,780	2,800,711
5.35%, 03/19/2029(c)		4,737	4,777,786
6.50%, 01/16/2029(c)		1,536	1,613,629
Nissan Motor Acceptance Co., LLC 5.30%, 09/13/2027(c)		2,675	2,630,702

			45,674,615

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(c)		2,838	2,706,657
Hasbro, Inc. 6.05%, 05/14/2034		954	974,006

			3,680,663

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 5.00%, 04/29/2029(c)	EUR	179	199,665
6.375%, 04/29/2029(c)	U.S.$	347	355,106
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(c)		1,673	1,493,675
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(c)		1,100	970,024
Sands China Ltd. 2.85%, 03/08/2029(e)		318	285,106
5.125%, 08/08/2025(e)		2,880	2,867,731

			6,171,307

4 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(c)	U.S.$	1,530	$1,506,086

Consumer Non-Cyclical – 0.9%
Cencosud SA 5.95%, 05/28/2031(c)		1,289	1,305,242
CVS Health Corp. 5.55%, 06/01/2031		9,473	9,549,068
Imperial Brands Finance PLC 5.50%, 02/01/2030(c)		5,863	5,924,268
Philip Morris International, Inc. 5.50%, 09/07/2030		5,999	6,174,111

			22,952,689

Energy – 1.0%
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		865	715,147
5.75%, 01/15/2031(c)		5,823	5,825,038
EQM Midstream Partners LP 4.75%, 01/15/2031(c)		538	511,159
5.50%, 07/15/2028		2,700	2,688,633
KazMunayGas National Co. JSC 5.375%, 04/24/2030(c)		3,920	3,863,670
Occidental Petroleum Corp. 5.20%, 08/01/2029		3,682	3,668,487
5.375%, 01/01/2032		3,830	3,779,329
Ovintiv, Inc. 6.50%, 02/01/2038		1,097	1,129,680
Raizen Fuels Finance SA 6.45%, 03/05/2034(c)		1,769	1,804,592
Var Energi ASA 8.00%, 11/15/2032(c)		1,436	1,627,907

			25,613,642

Technology – 0.4%
Baidu, Inc. 3.425%, 04/07/2030		225	209,506
Entegris, Inc. 4.75%, 04/15/2029(c)		7,688	7,444,060
Lenovo Group Ltd. 3.421%, 11/02/2030(c)		509	461,440
SK Hynix, Inc. 5.50%, 01/16/2029(c)		2,000	2,021,100
Western Digital Corp. 2.85%, 02/01/2029		185	163,764

			10,299,870

abfunds.com	AB INCOME FUND | 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.2%
Air Canada 3.875%, 08/15/2026(c)	U.S.$	300	$290,400
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(c)		1,635	1,586,457
5.308%, 10/20/2031(c)		2,127	2,055,235

			3,932,092

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		483	441,887
5.875%, 07/05/2034(c)		1,382	1,375,203

			1,817,090

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(c)		4,585	4,355,750

			183,535,126

Financial Institutions – 6.8%
Banking – 4.8%
Ally Financial, Inc. 6.848%, 01/03/2030		2,409	2,503,842
6.992%, 06/13/2029		4,859	5,070,172
8.00%, 11/01/2031		75	83,436
Series B 4.70%, 05/15/2026(f)		3,727	3,357,878
Banco de Credito del Peru SA 5.85%, 01/11/2029(c)		146	148,689
Banco Santander SA 3.225%, 11/22/2032		200	172,586
4.175%, 03/24/2028		2,800	2,745,372
5.552%, 03/14/2028		800	808,304
6.921%, 08/08/2033		5,400	5,811,210
Bank Leumi Le-Israel BM 7.129%, 07/18/2033(c)		1,300	1,303,250
Bank of Ireland Group PLC 5.601%, 03/20/2030(c)		2,576	2,621,853
Barclays PLC 4.942%, 09/10/2030		2,380	2,353,201
5.674%, 03/12/2028		1,312	1,332,467
BBVA Bancomer SA/Texas 5.25%, 09/10/2029(c)		1,260	1,246,770
BPCE SA Series E 0.75%, 03/03/2031(c)	EUR	2,000	1,832,772
4.125%, 03/08/2033(c)		400	443,728
CaixaBank SA 5.673%, 03/15/2030(c)	U.S.$	3,239	3,291,083
6.84%, 09/13/2034(c)		3,893	4,211,720

6 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital One Financial Corp. 5.70%, 02/01/2030	U.S.$	1,096	$1,116,813
6.377%, 06/08/2034		4,743	4,969,953
7.624%, 10/30/2031		3,035	3,372,219
Citigroup, Inc. 5.827%, 02/13/2035		691	696,908
Series V 4.70%, 01/30/2025(f)		1,811	1,799,555
Series X 3.875%, 02/18/2026(f)		3,286	3,177,036
Danske Bank A/S 3.244%, 12/20/2025(c)		200	199,250
Deutsche Bank AG/New York NY 4.999%, 09/11/2030		1,537	1,513,376
7.079%, 02/10/2034		2,615	2,743,893
7.146%, 07/13/2027		962	993,275
Discover Financial Services 7.964%, 11/02/2034		2,530	2,902,871
HSBC Holdings PLC 5.546%, 03/04/2030		7,485	7,600,868
7.399%, 11/13/2034		4,230	4,724,276
Lloyds Banking Group PLC 5.462%, 01/05/2028		1,262	1,276,664
NatWest Group PLC 3.032%, 11/28/2035		723	628,236
4.964%, 08/15/2030		3,835	3,801,520
6.475%, 06/01/2034		982	1,016,380
PNC Financial Services Group, Inc. (The) Series R 8.317% (CME Term SOFR 3 Month + 3.30%), 12/02/2024(f)(g)		2,740	2,744,083
Santander Holdings USA, Inc. 5.353%, 09/06/2030		2,717	2,689,477
6.174%, 01/09/2030		1,512	1,547,759
Societe Generale SA 5.519%, 01/19/2028(c)		10,276	10,311,144
Standard Chartered PLC 6.364% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(c)(f)(g)		7,500	6,910,425
Synchrony Financial 5.935%, 08/02/2030		2,476	2,511,234
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		1,362	1,338,546
Truist Financial Corp. Series N 6.669%, 03/01/2025(f)		7,249	7,226,673

abfunds.com	AB INCOME FUND | 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

UBS Group AG 6.373%, 07/15/2026(c)	U.S.$	1,114	$1,122,867
9.25%, 11/13/2028(c)(f)		586	637,890
9.25%, 11/13/2033(c)(f)		513	592,823

			119,504,347

Finance – 0.4%
Aircastle Ltd. 5.25%, 06/15/2026(c)(f)		1,264	1,245,091
Aviation Capital Group LLC 4.125%, 08/01/2025(c)		1,592	1,579,869
4.875%, 10/01/2025(c)		1,315	1,312,554
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(c)		250	245,000
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026		630	618,975
4.875%, 11/22/2026(c)		498	490,997
5.50%, 01/16/2025(c)		5,167	5,159,249
REC Ltd. 5.625%, 04/11/2028(c)		648	655,018

			11,306,753

Insurance – 1.3%
Athene Global Funding 1.985%, 08/19/2028(c)		2,152	1,920,230
2.55%, 11/19/2030(c)		1,860	1,598,614
2.717%, 01/07/2029(c)		2,165	1,964,629
5.583%, 01/09/2029(c)		4,595	4,661,535
Credit Agricole Assurances SA 4.75%, 09/27/2048(c)	EUR	3,200	3,589,749
Generali Series E 5.50%, 10/27/2047(c)		6,630	7,599,343
Hartford Financial Services Group, Inc. (The) Series ICON 7.505% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(c)(g)	U.S.$	3,275	3,028,785
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		4,117	4,534,464
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(c)		4,000	4,019,560

			32,916,909

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029		2,276	2,409,283

8 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Trust Fibra Uno 4.869%, 01/15/2030(c)	U.S.$	4,085	$3,667,921
5.25%, 01/30/2026(c)		1,038	1,034,367

			7,111,571

			170,839,580

Utility – 1.9%
Electric – 1.9%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(c)		3,064	2,952,440
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		2,388	2,109,563
Alexander Funding Trust II 7.467%, 07/31/2028(c)		2,973	3,145,850
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,582	1,652,446
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(c)		1,081	1,114,381
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(c)		3,131	2,595,827
ComEd Financing III 6.35%, 03/15/2033		3,462	3,524,247
Cometa Energia SA de CV 6.375%, 04/24/2035(c)		1,855	1,818,794
Electricite de France SA 9.125%, 03/15/2033(c)(f)		1,132	1,285,273
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(c)		193	186,689
Engie Energia Chile SA 6.375%, 04/17/2034(c)		2,633	2,683,422
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(c)		419	418,843
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(c)		1,175	1,232,493
Series G 4.25%, 08/14/2028(c)(d)		4,923	4,642,389
Kallpa Generacion SA 4.125%, 08/16/2027(c)		992	963,170
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(c)		2,638	2,685,907
Minejesa Capital BV 4.625%, 08/10/2030(c)		3,547	3,460,259
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,177	1,207,837
Niagara Energy SAC 5.746%, 10/03/2034(c)		1,325	1,298,500

abfunds.com	AB INCOME FUND | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NRG Energy, Inc. 5.75%, 07/15/2029(c)	U.S.$	2,079	$2,061,015
7.00%, 03/15/2033(c)		992	1,074,951
Pacific Gas and Electric Co. 5.55%, 05/15/2029		1,512	1,539,775
Vistra Operations Co., LLC 6.95%, 10/15/2033(c)		3,770	4,104,588

			47,758,659

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(c)		667	687,597

			48,446,256

Total Corporates - Investment Grade (cost $399,588,332)			402,820,962

CORPORATES - NON-INVESTMENT GRADE – 9.6%
Industrial – 8.4%
Basic – 0.6%
ASP Unifrax Holdings, Inc. 7.10% (5.85% Cash and 1.25% PIK), 09/30/2029(c)(h)		485	287,459
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(c)		2,874	2,877,305
ERP Iron Ore LLC 9.034%, 12/31/2019(h)(i)(j)(k)(l)		118	– 0	–
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(c)		350	318,437
6.125%, 04/15/2032(c)		3,761	3,772,020
Graphic Packaging International LLC 4.75%, 07/15/2027(c)		32	31,395
INEOS Finance PLC 7.50%, 04/15/2029(c)		1,966	2,031,586
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029(c)		2,592	2,745,602
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(c)	EUR	107	112,879
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(i)(j)(k)(l)(m)	U.S.$	1,407	– 0	–
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(c)		1,782	1,761,453
Vallourec SACA 7.50%, 04/15/2032(c)		1,708	1,789,642

			15,727,778

10 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.4%
Arcosa, Inc. 6.875%, 08/15/2032(c)	U.S.$	571	$585,698
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(c)	EUR	2,191	2,013,807
4.125%, 08/15/2026(c)(d)	U.S.$	438	381,139
Bombardier, Inc. 6.00%, 02/15/2028(c)		7	6,993
7.25%, 07/01/2031(c)		1,976	2,042,907
7.50%, 02/01/2029(c)		16	16,671
7.875%, 04/15/2027(c)		32	32,046
Eco Material Technologies, Inc. 7.875%, 01/31/2027(c)		2,807	2,825,610
Esab Corp. 6.25%, 04/15/2029(c)		956	972,883
LSB Industries, Inc. 6.25%, 10/15/2028(c)(e)		1,402	1,357,669
Trinity Industries, Inc. 7.75%, 07/15/2028(c)		1,163	1,203,426
Trivium Packaging Finance BV 3.75%, 08/15/2026(c)	EUR	100	107,921

			11,546,770

Communications - Media – 1.1%
AMC Networks, Inc. 10.25%, 01/15/2029(c)	U.S.$	2,649	2,727,145
Banijay Entertainment SAS 7.00%, 05/01/2029(c)	EUR	1,730	1,971,607
8.125%, 05/01/2029(c)	U.S.$	1,456	1,509,028
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(c)		688	614,040
4.50%, 06/01/2033(c)		6,459	5,370,723
4.75%, 02/01/2032(c)		519	449,200
CSC Holdings LLC 11.75%, 01/31/2029(c)		2,548	2,485,243
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(c)		2,841	2,663,125
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(c)		2,291	2,246,898
Neptune Bidco US, Inc. 9.29%, 04/15/2029(c)		2,658	2,485,496
Paramount Global 6.375%, 03/30/2062		1,669	1,545,644
Sinclair Television Group, Inc. 5.50%, 03/01/2030(c)		391	269,321

abfunds.com	AB INCOME FUND | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sirius XM Radio, Inc. 3.875%, 09/01/2031(c)	U.S.$	264	$227,106
Univision Communications, Inc. 8.00%, 08/15/2028(c)		3,712	3,772,171

			28,336,747

Communications - Telecommunications – 0.3%
Altice Financing SA 5.75%, 08/15/2029(c)		611	498,845
Altice France SA 5.125%, 07/15/2029(c)		1,984	1,484,369
5.50%, 01/15/2028(c)		878	679,133
5.50%, 10/15/2029(c)		1,528	1,153,884
Optics Bidco SpA 6.00%, 09/30/2034(c)		1,080	1,055,992
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(c)		1,329	1,150,941
7.75%, 04/15/2032(c)		1,585	1,586,696

			7,609,860

Consumer Cyclical - Automotive – 0.5%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(c)		3,987	3,871,816
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(j)(k)(l)(m)(n)		2,273	– 0	–
(First Lien) 11.00%, 10/31/2024(j)(k)(l)(m)(n)		933	– 0	–
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		156	137,077
5.25%, 07/15/2031		454	398,626
IHO Verwaltungs GmbH 8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(c)(h)	EUR	506	583,580
PM General Purchaser LLC 9.50%, 10/01/2028(c)	U.S.$	1,509	1,531,016
Tenneco, Inc. 8.00%, 11/17/2028(c)		3,028	2,801,809
ZF North America Capital, Inc. 6.75%, 04/23/2030(c)		1,381	1,361,431
6.875%, 04/14/2028(c)		1,328	1,339,341
6.875%, 04/23/2032(c)		239	233,486
7.125%, 04/14/2030(c)		163	163,681

			12,421,863

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 5.75%, 03/01/2027(c)		1,601	1,605,531

12 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(c)	U.S.$	82	$82,074
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(c)		964	926,404
Viking Cruises Ltd. 5.875%, 09/15/2027(c)		1,057	1,050,478
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(c)		1,376	1,357,754
VOC Escrow Ltd. 5.00%, 02/15/2028(c)		75	72,957

			5,095,198

Consumer Cyclical - Other – 0.4%
Builders FirstSource, Inc. 6.375%, 03/01/2034(c)		2,339	2,355,771
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(c)		2,099	2,116,967
6.125%, 04/01/2032(c)		1,203	1,215,415
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(c)		140	125,100
5.00%, 06/01/2029(c)		1,864	1,746,848
Installed Building Products, Inc. 5.75%, 02/01/2028(c)		846	840,349
Masterbrand, Inc. 7.00%, 07/15/2032(c)		967	990,517
Standard Building Solutions, Inc. 6.50%, 08/15/2032(c)		761	766,053

			10,157,020

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(c)		4,500	4,574,430

Consumer Cyclical - Retailers – 0.4%
Arko Corp. 5.125%, 11/15/2029(c)		845	778,972
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(c)		123	115,179
Bath & Body Works, Inc. 6.75%, 07/01/2036		704	705,823
6.875%, 11/01/2035		2,710	2,749,512
9.375%, 07/01/2025(c)		185	189,610
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(c)		1,644	1,718,079
Kontoor Brands, Inc. 4.125%, 11/15/2029(c)		2,225	2,071,631

abfunds.com	AB INCOME FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(c)	U.S.$	480	$466,190
Sonic Automotive, Inc. 4.875%, 11/15/2031(c)		753	676,028

			9,471,024

Consumer Non-Cyclical – 1.1%
Bausch + Lomb Corp. 8.375%, 10/01/2028(c)		7,165	7,528,910
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(c)		287	276,966
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(c)		2,079	1,753,553
DaVita, Inc. 4.625%, 06/01/2030(c)		5,479	5,039,803
Embecta Corp. 5.00%, 02/15/2030(c)		652	591,064
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(c)		1,073	1,147,563
Fortrea Holdings, Inc. 7.50%, 07/01/2030(c)		816	803,319
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(c)		2,960	1,339,489
Neogen Food Safety Corp. 8.625%, 07/20/2030(c)		1,594	1,725,872
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(c)		1,717	1,565,561
Owens & Minor, Inc. 4.50%, 03/31/2029(c)		243	218,890
6.625%, 04/01/2030(c)		892	852,083
Post Holdings, Inc. 6.25%, 02/15/2032(c)		3,474	3,517,251
6.25%, 10/15/2034(c)		365	360,810
US Foods, Inc. 5.75%, 04/15/2033(c)		340	334,914

			27,056,048

Energy – 2.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(c)		619	634,122
7.25%, 07/15/2032(c)		549	566,788
Buckeye Partners LP 6.875%, 07/01/2029(c)		1,523	1,547,185
CITGO Petroleum Corp. 8.375%, 01/15/2029(c)		6,469	6,729,377

14 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Civitas Resources, Inc. 8.375%, 07/01/2028(c)	U.S.$	2,280	$2,357,452
8.625%, 11/01/2030(c)		1,250	1,313,525
8.75%, 07/01/2031(c)		2,213	2,318,582
CNX Resources Corp. 6.00%, 01/15/2029(c)		437	433,246
7.25%, 03/01/2032(c)		3,405	3,506,980
Crescent Energy Finance LLC 7.375%, 01/15/2033(c)		256	248,251
7.625%, 04/01/2032(c)		731	721,994
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(c)		822	838,144
Kodiak Gas Services LLC 7.25%, 02/15/2029(c)		300	308,649
Murphy Oil Corp. 6.00%, 10/01/2032		358	344,629
New Fortress Energy, Inc. 6.50%, 09/30/2026(c)		5,164	4,776,442
6.75%, 09/15/2025(c)		1,156	1,152,994
8.75%, 03/15/2029(c)		4,524	3,778,852
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(c)		2,055	2,069,159
8.375%, 02/15/2032(c)		2,055	2,074,358
Permian Resources Operating LLC 6.25%, 02/01/2033(c)		1,036	1,028,572
Sunoco LP 7.00%, 05/01/2029(c)		350	361,448
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		693	658,696
4.50%, 04/30/2030		348	326,595
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033(c)		699	606,900
4.125%, 08/15/2031(c)		752	684,621
6.25%, 01/15/2030(c)		1,749	1,788,125
Venture Global LNG, Inc. 7.00%, 01/15/2030(c)		351	353,106
8.125%, 06/01/2028(c)		1,342	1,392,607
8.375%, 06/01/2031(c)		1,340	1,390,840
9.00%, 09/30/2029(c)(f)		2,265	2,264,049
9.50%, 02/01/2029(c)		2,886	3,190,877
9.875%, 02/01/2032(c)		2,881	3,144,467

			52,911,632

Other Industrial – 0.0%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(c)		457	470,011

abfunds.com	AB INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.5%
ADT Security Corp. (The) 4.875%, 07/15/2032(c)	U.S.$	90	$83,794
Allied Universal Holdco LLC 7.875%, 02/15/2031(c)		696	708,535
ANGI Group LLC 3.875%, 08/15/2028(c)		458	414,797
Belron UK Finance PLC 4.625%, 10/15/2029(c)	EUR	368	405,440
5.75%, 10/15/2029(c)	U.S.$	352	352,729
Block, Inc. 6.50%, 05/15/2032(c)		4,247	4,324,083
Cars.com, Inc. 6.375%, 11/01/2028(c)		2,427	2,426,053
Millennium Escrow Corp. 6.625%, 08/01/2026(c)		3,319	2,125,089
Monitronics International, Inc. 9.125%, 04/01/2020(i)(j)(k)(l)(n)		1,835	– 0	–
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(c)		801	799,294

			11,639,814

Technology – 0.1%
Amentum Holdings, Inc. 7.25%, 08/01/2032(c)		215	222,867
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(c)		349	332,000
Virtusa Corp. 7.125%, 12/15/2028(c)		947	919,187

			1,474,054

Transportation - Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(c)(d)		1,668	1,043,310

Transportation - Services – 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 01/15/2030(c)		1,187	1,211,844
Hertz Corp. (The) 12.625%, 07/15/2029(c)		3,422	3,627,765
Loxam SAS 4.50%, 02/15/2027(c)	EUR	2,338	2,558,825
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,894	4,675,276

			12,073,710

			211,609,269

16 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.8%
Banking – 0.2%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(c)	U.S.$	314	$313,447
9.75%, 03/15/2029(c)		2,904	3,064,011
Synchrony Financial 7.25%, 02/02/2033		350	357,931

			3,735,389

Brokerage – 0.3%
Aretec Group, Inc. 10.00%, 08/15/2030(c)		2,053	2,237,626
Osaic Holdings, Inc. 10.75%, 08/01/2027(c)		4,330	4,468,344
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(c)		1,627	1,673,239

			8,379,209

Finance – 0.3%
Curo Group Holdings Corp. 13.00%, 08/01/2028(j)(k)		1,043	1,082,096
Enova International, Inc. 11.25%, 12/15/2028(c)		3,510	3,779,673
GGAM Finance Ltd. 7.75%, 05/15/2026(c)		1,041	1,060,508
8.00%, 02/15/2027(c)		186	192,179
Navient Corp. 4.875%, 03/15/2028		243	231,448

			6,345,904

Insurance – 0.0%
Ardonagh Finco Ltd. 6.875%, 02/15/2031(c)	EUR	1,099	1,206,853

			19,667,355

Utility – 0.4%
Electric – 0.4%
Alpha Generation LLC 6.75%, 10/15/2032(c)	U.S.$	398	403,871
Lightning Power LLC 7.25%, 08/15/2032(c)		1,207	1,256,258
Vistra Corp. 7.00%, 12/15/2026(c)(f)		3,399	3,431,936
8.00%, 10/15/2026(c)(f)		4,113	4,229,891

			9,321,956

Total Corporates - Non-Investment Grade (cost $244,299,870)			240,598,580

abfunds.com	AB INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 5.0%
CLO - Floating Rate – 5.0%
AIMCO CLO Series 2018-AA, Class A 5.929% (CME Term SOFR 3 Month + 1.28%), 04/17/2031(c)(g)	U.S.$	1,485	$1,486,204
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 5.867% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(c)(g)		3,850	3,852,695
Series 2019-2A, Class BR 6.517% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(c)(g)		2,479	2,484,328
Apidos CLO XXX Series XXXA, Class A1AR 5.712% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(c)(g)		4,341	4,342,301
Apidos CLO XXXII Ltd. Series 2019-32A 5.717% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(c)(g)		10,000	10,005,860
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.896% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(c)(g)		5,135	5,138,312
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.909% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(c)(g)		9,437	9,449,939
Bain Capital Credit CLO Series 2019-2A, Class AR2 5.778% (CME Term SOFR 3 Month + 1.13%), 10/17/2032(c)(g)		5,238	5,238,018
Bain Capital Credit CLO Ltd. Series 2019-1A, Class AR2 5.847% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(c)(g)		2,850	2,850,544
Series 2020-1A, Class A1R 5.882% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(c)(g)		5,200	5,203,567
Series 2021-4A, Class A1R 5.82% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(c)(g)		5,176	5,176,911
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 7.929% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(c)(g)		2,750	2,684,080

18 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 6.629% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(c)(g)	U.S.$	5,300	$5,304,351
CBAM Ltd. Series 2018-7A, Class B1 6.479% (CME Term SOFR 3 Month + 1.86%), 07/20/2031(c)(g)		1,996	2,000,796
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.867% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(c)(g)		5,250	5,250,515
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.006% (CME Term SOFR 3 Month + 3.35%), 04/15/2035(c)(g)		6,350	6,358,820
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 5.752% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(c)(g)		4,950	4,950,871
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 6.509% (CME Term SOFR 3 Month + 1.89%), 04/26/2031(c)(g)		5,300	5,305,634
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 6.679% (CME Term SOFR 3 Month + 2.06%), 07/21/2031(c)(g)		1,826	1,826,507
Juniper Valley Park CLO Ltd. Series 2023-1A 5.867% (CME Term SOFR 3 Month + 1.25%), 07/20/2036(c)(g)		2,500	2,504,933
OCP CLO Ltd. Series 2021-21A, Class D 7.829% (CME Term SOFR 3 Month + 3.21%), 07/20/2034(c)(g)		4,750	4,757,999
OZLM XVIII Ltd. Series 2018-18A, Class B 6.468% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(c)(g)		5,450	5,462,840
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.917% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(c)(g)		4,423	4,437,103

abfunds.com	AB INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.856% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(c)(g)	U.S.$	6,500	$6,500,319
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.129% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(c)(g)		950	952,829
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR 6.047% (CME Term SOFR 3 Month + 1.43%), 01/20/2034(c)(g)		2,650	2,655,597
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.766% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(c)(g)		6,108	6,109,058
Voya CLO Ltd. Series 2018-3A, Class A1R2 5.856% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(c)(g)		3,903	3,904,527

Total Collateralized Loan Obligations (cost $126,147,383)			126,195,458

EMERGING MARKETS - CORPORATE BONDS – 2.9%
Industrial – 2.6%
Basic – 1.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(c)		2,510	1,862,922
7.45%, 11/15/2029(c)(d)		3,551	2,805,290
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		4,810	4,498,793
8.00%, 10/15/2034(c)		595	592,251
8.50%, 01/12/2031(c)		1,952	2,018,368
CSN Inova Ventures 6.75%, 01/28/2028(c)		1,286	1,229,336
CSN Resources SA 4.625%, 06/10/2031(c)		2,693	2,132,519
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(c)(d)		1,415	1,450,375
First Quantum Minerals Ltd. 9.375%, 03/01/2029(c)		1,474	1,561,865
Indika Energy Tbk. PT 8.75%, 05/07/2029(c)		1,291	1,324,889
JSW Steel Ltd. 5.05%, 04/05/2032(c)		456	413,375

20 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(c)	U.S.$	689	$693,072
Periama Holdings LLC/DE 5.95%, 04/19/2026(c)		400	398,996
Sasol Financing USA LLC 5.50%, 03/18/2031		1,307	1,125,245
8.75%, 05/03/2029(c)		2,570	2,651,116
Stillwater Mining Co. 4.00%, 11/16/2026(c)		3,347	3,148,255
4.50%, 11/16/2029(c)		891	728,393
UPL Corp. Ltd. 4.50%, 03/08/2028(c)		1,456	1,318,135
4.625%, 06/16/2030(c)		2,029	1,734,166
Volcan Cia Minera SAA 8.75%, 01/24/2030(c)		1,580	1,443,330

			33,130,691

Capital Goods – 0.0%
Usiminas International SARL 5.875%, 07/18/2026(c)		702	694,004

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	390,705
5.50%, 01/14/2032(c)		808	734,523

			1,125,228

Communications - Telecommunications – 0.0%
CT Trust 5.125%, 02/03/2032(c)		617	559,156
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(j)(k)(m)		90	1,255

			560,411

Consumer Cyclical - Other – 0.1%
MGM China Holdings Ltd. 5.25%, 06/18/2025(c)		895	889,966
5.875%, 05/15/2026(c)		598	592,767
Studio City Co., Ltd. 7.00%, 02/15/2027(c)		336	337,050
Wynn Macau Ltd. 5.50%, 01/15/2026(c)		1,168	1,154,451

			2,974,234

Consumer Non-Cyclical – 0.2%
MARB BondCo PLC 3.95%, 01/29/2031(c)		4,774	4,119,962
Natura &Co. Luxembourg Holdings SARL 4.125%, 05/03/2028(c)		1,043	972,597

abfunds.com	AB INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(i)(j)(k)(l)(m)	U.S.$	4,705	$471
10.875%, 01/13/2020(i)(j)(k)(l)(m)		750	75
11.75%, 02/09/2022(j)(k)(l)(m)		1,678	168

			5,093,273

Energy – 0.9%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(c)		2,107	2,114,264
Canacol Energy Ltd. 5.75%, 11/24/2028(c)		1,797	932,194
Ecopetrol SA 4.625%, 11/02/2031		1,138	937,712
6.875%, 04/29/2030		3,520	3,427,424
8.625%, 01/19/2029		770	813,967
Geopark Ltd. 5.50%, 01/17/2027(c)		834	785,786
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(c)		2,675	2,461,000
Greenko Solar Mauritius Ltd. 5.55%, 01/29/2025(c)(d)		558	555,974
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(c)		3,169	3,155,659
Leviathan Bond Ltd. 6.125%, 06/30/2025(c)		4,448	4,390,741
6.50%, 06/30/2027(c)		850	803,786
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(c)		720	756,900
SierraCol Energy Andina LLC 6.00%, 06/15/2028(c)		903	819,129

			21,954,536

Transportation - Services – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(c)		1,315	1,331,267

			66,863,644

Utility – 0.3%
Electric – 0.3%
AES Andes SA 6.35%, 10/07/2079(c)		1,050	1,040,592
8.15%, 06/10/2055(c)		1,930	1,968,600
India Clean Energy Holdings 4.50%, 04/18/2027(c)		2,686	2,532,898
Investment Energy Resources Ltd. 6.25%, 04/26/2029(c)		1,306	1,259,584

			6,801,674

Total Emerging Markets - Corporate Bonds (cost $80,475,062)			73,665,318

22 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 2.2%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(c)	U.S.$	6,169	$5,640,780

Dominican Republic – 1.4%
Dominican Republic Central Bank Notes 10.50%, 01/17/2025(c)	DOP	1,560,000	25,806,932
Dominican Republic International Bond 4.50%, 01/30/2030(c)	U.S.$	5,298	4,913,895
6.875%, 01/29/2026(c)		4,928	4,982,208
8.625%, 04/20/2027(c)		824	851,604

			36,554,639

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(c)		1,330	1,306,725

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(c)		1,285	1,277,290

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(c)	EUR	1,195	1,134,532
5.75%, 12/31/2032(c)(e)	U.S.$	990	936,699
6.375%, 03/03/2028(c)		1,377	1,367,540

			3,438,771

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(c)		1,680	1,658,479

Nigeria – 0.0%
Nigeria Government International Bond 6.125%, 09/28/2028(c)		233	210,137
7.143%, 02/23/2030(c)		211	190,296
7.875%, 02/16/2032(c)		226	202,905

			603,338

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(c)	EUR	1,465	1,474,535
6.25%, 05/23/2033(c)	U.S.$	1,185	976,973

			2,451,508

abfunds.com	AB INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ukraine – 0.1%
Ukraine Government International Bond 0.00%, 02/01/2030(c)(e)	U.S.$	214	$102,347
0.00%, 02/01/2034(c)(e)		799	292,938
0.00%, 02/01/2035(c)(e)		675	327,594
0.00%, 02/01/2036(c)(e)		563	271,588
1.75%, 02/01/2034(c)(e)		1,124	526,535
1.75%, 02/01/2035(c)(e)		1,549	708,815
1.75%, 02/01/2036(c)(e)		1,242	559,109

			2,788,926

Total Emerging Markets - Sovereigns (cost $57,009,501)			55,720,456

ASSET-BACKED SECURITIES – 2.1%
Other ABS - Fixed Rate – 1.6%
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(c)		283	282,144
Series 2023-A, Class 1A 6.61%, 01/18/2028(c)		250	250,719
Series 2023-A, Class A 6.61%, 01/18/2028(c)		9,617	9,643,917
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(c)		5,275	5,298,289
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(c)		2,631	2,633,297
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(c)		5,250	5,183,018
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 4.857%, 10/17/2044(m)		7	6,606
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.237%, 09/15/2031(c)(k)		6,174	6,274,355
Pagaya AI Debt Trust Series 2022-6, Class A4 24.50%, 05/15/2030(c)(k)		80	83,365
Series 2023-1, Class A 7.556%, 07/15/2030(c)		514	515,275
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(c)		5,840	5,870,043

24 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2024-B, Class A 5.56%, 11/20/2037(c)	U.S.$	3,800	$3,799,806
Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(c)		1,894	1,910,256

			41,751,090

Autos - Fixed Rate – 0.4%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(c)		2,970	2,943,390
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(c)		3,486	3,497,185
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)		3,382	3,433,759

			9,874,334

Other ABS - Floating Rate – 0.1%
Capital Street Master Trust Series 2024-1, Class A 4.99% (CME Term SOFR + 1.35%), 10/16/2028(c)(g)(k)		1,749	1,748,930

Total Asset-Backed Securities (cost $53,241,972)			53,374,354

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Risk Share Floating Rate – 1.2%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 8.357% (CME Term SOFR + 3.50%), 03/25/2042(c)(g)		2,657	2,787,754
Series 2023-R05, Class 1M1 6.757% (CME Term SOFR + 1.90%), 06/25/2043(c)(g)		4,111	4,154,520
Series 2023-R07, Class 2M1 6.807% (CME Term SOFR + 1.95%), 09/25/2043(c)(g)		2,799	2,809,183
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class B 12.521% (CME Term SOFR + 7.66%), 12/25/2027(g)		1,169	1,211,403

abfunds.com	AB INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-DNA3, Class B 14.321% (CME Term SOFR + 9.46%), 04/25/2028(g)	U.S.$	2,449	$2,624,961
Series 2015-HQA1, Class B 13.771% (CME Term SOFR + 8.91%), 03/25/2028(g)		1,565	1,628,123
Series 2016-DNA1, Class B 14.971% (CME Term SOFR + 10.11%), 07/25/2028(g)		2,210	2,408,714
Series 2023-HQA2, Class M1A 6.857% (CME Term SOFR + 2.00%), 06/25/2043(c)(g)		2,542	2,554,113
Series 2023-HQA3, Class A1 6.707% (CME Term SOFR + 1.85%), 11/25/2043(c)(g)		1,805	1,825,157
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 10.521% (CME Term SOFR + 5.66%), 04/25/2028(g)		662	671,691
Series 2016-C01, Class 2M2 11.921% (CME Term SOFR + 7.06%), 08/25/2028(g)		210	220,409
Series 2016-C02, Class 1M2 10.971% (CME Term SOFR + 6.11%), 09/25/2028(g)		843	865,929
Series 2016-C05, Class 2B 15.72% (CME Term SOFR + 10.86%), 01/25/2029(g)		2,725	3,097,276
Series 2016-C07, Class 2B 14.471% (CME Term SOFR + 9.61%), 05/25/2029(g)		1,184	1,345,456
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.221% (CME Term SOFR + 4.36%), 11/25/2024(c)(g)		285	298,257
Series 2015-CH1, Class M2 10.471% (CME Term SOFR + 5.61%), 10/25/2025(c)(g)		535	548,814
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.321% (CME Term SOFR + 3.46%), 02/25/2025(c)(g)		1,432	1,432,196

26 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.221% (CME Term SOFR + 5.36%), 11/25/2025(c)(g)	U.S.$	193	$199,640

			30,683,596

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 2.076% (7.09% – CME Term SOFR), 02/15/2036(g)(p)		647	90,479
Series 3856, Class KS 1.426% (6.44% – CME Term SOFR), 05/15/2041(g)(p)		3,634	449,458
Series 4248, Class SL 0.926% (5.94% – CME Term SOFR), 05/15/2041(g)(p)		372	31,211
Series 4372, Class JS 0.976% (5.99% – CME Term SOFR), 08/15/2044(g)(p)		2,146	237,620
Series 4570, Class ST 0.876% (5.89% – CME Term SOFR), 04/15/2046(g)(p)		1,012	108,753
Series 4735, Class SA 1.076% (6.09% – CME Term SOFR), 12/15/2047(g)(p)		4,967	631,813
Series 4763, Class SB 1.876% (6.89% – CME Term SOFR), 03/15/2048(g)(p)		7,090	1,174,457
Series 4774, Class BS 1.076% (6.09% – CME Term SOFR), 02/15/2048(g)(p)		3,430	500,287
Series 4774, Class SL 1.076% (6.09% – CME Term SOFR), 04/15/2048(g)(p)		4,747	589,957
Series 4927, Class SJ 1.079% (5.94% – CME Term SOFR), 11/25/2049(g)(p)		1,939	198,057
Federal National Mortgage Association REMICs Series 2013-4, Class ST 1.179% (6.04% – CME Term SOFR), 02/25/2043(g)(p)		1,552	166,273
Series 2014-88, Class BS 1.179% (6.04% – CME Term SOFR), 01/25/2045(g)(p)		1,196	136,562

abfunds.com	AB INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-90, Class SA 1.179% (6.04% – CME Term SOFR), 12/25/2045(g)(p)	U.S.$	10,480	$1,279,393
Series 2016-69, Class DS 1.129% (5.99% – CME Term SOFR), 10/25/2046(g)(p)		13,256	1,138,575
Series 2017-49, Class SP 1.179% (6.04% – CME Term SOFR), 07/25/2047(g)(p)		1,409	173,033
Series 2018-32, Class SB 1.229% (6.09% – CME Term SOFR), 05/25/2048(g)(p)		2,613	361,434
Series 2018-45, Class SL 1.229% (6.09% – CME Term SOFR), 06/25/2048(g)(p)		1,933	243,914
Series 2018-57, Class SL 1.229% (6.09% – CME Term SOFR), 08/25/2048(g)(p)		5,147	777,440
Series 2018-58, Class SA 1.229% (6.09% – CME Term SOFR), 08/25/2048(g)(p)		2,572	308,613
Series 2018-59, Class HS 1.229% (6.09% – CME Term SOFR), 08/25/2048(g)(p)		6,243	753,790
Series 2019-25, Class SA 1.079% (5.94% – CME Term SOFR), 06/25/2049(g)(p)		2,416	259,005
Series 2019-60, Class SJ 1.079% (5.94% – CME Term SOFR), 10/25/2049(g)(p)		2,284	266,710

			9,876,834

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		798	403,873
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		437	200,139
Series 2007-HY4, Class 1A1 4.989%, 09/25/2047		132	118,846
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.709%, 03/25/2037		72	59,707
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.661%, 12/28/2037		403	352,483

			1,135,048

28 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.102% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(g)	U.S.$	319	$73,926
Lehman XS Trust Series 2007-10H, Class 2AIO 2.041% (6.89% – CME Term SOFR 1 Month), 07/25/2037(g)(p)		151	13,919

			87,845

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2016-26, Class IO 5.00%, 05/25/2046(q)		260	35,775

Total Collateralized Mortgage Obligations (cost $39,938,173)			41,819,098

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non-Agency Fixed Rate CMBS – 1.5%
BANK Series 2020-BN25, Class XA 0.871%, 01/15/2063(q)		61,984	2,212,134
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.824%, 07/15/2049		372	354,728
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.309%, 05/15/2052(q)		10,312	475,586
CD Mortgage Trust Series 2017-CD3, Class XA 0.95%, 02/10/2050(q)		13,340	229,726
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.566%, 05/10/2058(q)		10,384	157,123
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		4,350	4,236,044
Commercial Mortgage Trust Series 2015-CR27, Class XA 0.90%, 10/10/2048(q)		5,884	27,395

abfunds.com	AB INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052	U.S.$	960	$881,684
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.151%, 08/10/2044(c)		375	290,116
Series 2011-GC5, Class D 5.151%, 08/10/2044(c)		4,025	2,195,927
Series 2016-GS3, Class XA 1.184%, 10/10/2049(q)		28,858	448,514
Series 2019-GC39, Class XA 1.079%, 05/10/2052(q)		12,049	493,889
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.547%, 11/15/2047		5,869	4,839,333
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.917%, 11/13/2052(q)		36,595	1,213,358
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class E 3.567%, 12/15/2047(c)		7,500	6,114,785
Series 2012-LC9, Class G 3.567%, 12/15/2047(c)		831	453,785
Series 2016-JP2, Class XA 1.787%, 08/15/2049(q)		12,831	248,356
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	210,456
LCCM Series 2017-LC26, Class XA 1.515%, 07/12/2050(c)(q)		31,563	918,778
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.809%, 05/15/2046(c)		680	589,953
Series 2014-C18, Class C 4.727%, 10/15/2047		2,721	2,646,342
Series 2015-C22, Class XA 0.973%, 04/15/2048(q)		10,410	3,731
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.49%, 06/15/2050(q)		5,964	167,082
Series 2019-C16, Class XA 1.519%, 04/15/2052(q)		13,865	639,137

30 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-C18, Class XA 0.994%, 12/15/2052(q)	U.S.$	42,453	$1,486,048
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(c)		1,033	948,700
Series 2013-C5, Class C 3.72%, 03/10/2046(c)		782	668,168
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.362%, 04/15/2050(q)		5,401	4,561
Series 2016-C36, Class XA 1.16%, 11/15/2059(q)		40,152	657,605
Series 2016-LC24, Class XA 1.60%, 10/15/2049(q)		25,220	565,440
Series 2016-LC25, Class XA 0.818%, 12/15/2059(q)		16,115	213,520
Series 2019-C52, Class XA 1.559%, 08/15/2052(q)		16,997	970,082
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.983%, 06/15/2044(c)		489	421,249

			35,983,335

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.124%, 11/16/2045(q)		83	1

Total Commercial Mortgage-Backed Securities (cost $41,700,111)			35,983,336

AGENCIES – 1.2%
Agency Debentures – 1.2%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,439,466
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(d)		10,400	11,711,304
6.75%, 03/15/2031		4,000	4,540,452
Series GDIF 6.75%, 09/15/2029		4,606	5,127,654

Total Agencies (cost $33,705,403)			30,818,876

abfunds.com	AB INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 1.2%
Industrial – 1.0%
Capital Goods – 0.0%
Chariot Buyer LLC 8.035% (SOFR 1 Month + 3.25%), 11/03/2028(r)	U.S.$	224	$223,201

Communications - Media – 0.1%
Coral-US Co-Borrower LLC 7.918% (SOFR 1 Month + 3.00%), 10/15/2029(r)		1,046	1,040,734
DirecTV Financing LLC 10.097% (SOFR 3 Month + 5.25%), 08/02/2029(r)		1,696	1,647,343

			2,688,077

Communications - Telecommunications – 0.3%
Crown Subsea Communications Holding, Inc. 8.685% (SOFR 1 Month + 4.00%), 01/30/2031(r)		3,761	3,778,212
Zacapa SARL 8.35% (SOFR 3 Month + 3.25%), 03/22/2029(r)		3,225	3,225,056

			7,003,268

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 7.535% (SOFR 1 Month + 2.75%), 12/15/2027(r)		532	531,556

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group LLC 8.550% (SOFR 1 Month + 3.75%), 03/06/2028(r)		1,165	1,167,079

Consumer Non-Cyclical – 0.2%
PetSmart LLC 8.535% (SOFR 1 Month + 3.75%), 02/11/2028(r)		4,228	4,200,028

Energy – 0.1%
GIP II Blue Holding LP 8.595% (SOFR 1 Month + 3.75%), 09/29/2028(r)		1,898	1,901,631

32 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.1%
Dealer Tire Financial LLC 8.185% (SOFR 1 Month + 3.50%), 07/02/2031(r)	U.S.$	1,274	$1,273,693

Technology – 0.2%
Ascend Learning LLC 10.535% (SOFR 1 Month + 5.75%), 12/10/2029(r)		930	912,953
Boxer Parent Company, Inc. 8.335% (SOFR 3 Month + 3.75%), 07/30/2031(r)		3,327	3,315,812
FINThrive Software Intermediate Holdings, Inc. 11.550% (SOFR 1 Month + 6.75%), 12/17/2029(r)		580	240,700
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(j)(k)(o)(r)		4,133	30,999
Peraton Corp. 8.535% (SOFR 1 Month + 3.75%), 02/01/2028(r)		1,568	1,514,706

			6,015,170

			25,003,703

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.014% (SOFR 6 Month + 4.50%), 12/11/2028(k)(r)		370	369,550

Insurance – 0.2%
Asurion LLC 9.035% (SOFR 1 Month + 4.25%), 08/19/2028(r)		1,684	1,673,823
Hub International Ltd. 7.367% (SOFR 3 Month + 2.75%), 06/20/2030(r)		1,646	1,648,764

			3,322,587

			3,692,137

Total Bank Loans (cost $33,025,283)			28,695,840

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(c)		3,265	3,329,288

abfunds.com	AB INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(c)	U.S.$	480	$462,750
5.95%, 01/08/2034(c)		832	842,140

			1,304,890

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)		1,330	1,354,106
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 06/29/2028(c)		554	569,235

			1,923,341

Indonesia – 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 05/15/2025(c)		2,044	2,037,050

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(c)		974	971,565

Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		3,231	3,061,373
4.75%, 02/23/2027(c)		2,180	2,141,261
5.70%, 01/24/2030(c)		1,320	1,287,000
Petroleos Mexicanos 6.375%, 01/23/2045		1,944	1,358,370
6.49%, 01/23/2027		1,455	1,434,470
6.50%, 01/23/2029		587	550,952
8.75%, 06/02/2029		4,450	4,495,921

			14,329,347

South Africa – 0.2%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(c)		3,231	3,225,960
Transnet SOC Ltd. 8.25%, 02/06/2028(c)		1,294	1,317,858

			4,543,818

Total Quasi-Sovereigns (cost $28,490,809)			28,439,299

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		864	687,744
8.00%, 11/14/2035		1,493	1,510,916

			2,198,660

34 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Panama – 0.2%
Panama Government International Bond 6.875%, 01/31/2036	U.S.$	677	$668,326
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,890,668

			5,558,994

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(c)		5,280	4,966,896

Trinidad & Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(c)		484	472,384

Total Governments - Sovereign Bonds (cost $13,811,886)			13,196,934

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund Series 2010-B 5.178%, 04/01/2030		2,560	2,571,019
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(m)		6,915	6,255,593

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,826,612

		Shares
COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.1%
Nordic Aviation Capital DAC(j)(k)(l)		103,735	1,970,965

Financial Services – 0.0%
Curo Group Holdings Corp.(j)(k)(l)		135,587	632,479
Paysafe Ltd.(l)		8,409	178,607

			811,086

			2,782,051

abfunds.com	AB INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(j)(k)(l)	497	$143,136

Consumer Staples – 0.0%
Southeastern Grocers, Inc.(j)(k)(l)	71,086	26,657

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(k)(l)	29,486	20,640

Diversified Consumer Services – 0.0%
Paysafe AG Tracker(k)(l)	53,417	– 0	–

		20,640

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.	105	1,165

Total Common Stocks (cost $5,167,080)		2,973,649

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Auto Components – 0.1%
Exide International Holdings LP 0.00%(c)(j)(k)(l) (cost $2,325,936)	3,093	2,901,234

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(s)(t)(u) (cost $10,094,188)	10,094,188	10,094,188

Total Investments – 121.0% (cost $3,073,380,665)		3,041,416,443
Other assets less liabilities – (21.0)%		(527,723,940)

Net Assets – 100.0%		$2,513,692,503

36 | AB INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Long Gilt Futures	10	December 2024	$1,212,599	$(69,744)
U.S. 10 Yr Ultra Futures	324	December 2024	36,855,000	(113,764)
U.S. Long Bond (CBT) Futures	120	December 2024	14,156,250	(662,173)
U.S. T-Note 5 Yr (CBT) Futures	5,070	December 2024	543,678,281	(9,580,071)
U.S. T-Note 10 Yr (CBT) Futures	1,790	December 2024	197,739,063	(6,077,608)

Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,556	December 2024	320,450,905	2,276,578
U.S. Ultra Bond (CBT) Futures	49	December 2024	6,155,625	133,985

				$(14,092,797)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	2,911	USD	2,148	11/07/2024	$56,598
Bank of America, NA	DOP	1,641,900	USD	26,992	01/17/2025	(126,586)
Citibank, NA	BRL	289,350	USD	56,047	04/08/2025	7,041,764
UBS AG	EUR	21,740	USD	23,478	12/20/2024	(216,005)

						$6,755,771

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)%	Quarterly	0.66%	USD	104,760	$(1,747,399)	$(1,744,841)	$(2,558)
Kingdom of Saudi Arabia, 12/20/2029*	(1.00)	Quarterly	0.62	USD	13,130	(245,489)	(215,295)	(30,194)
State of Qatar, 12/20/2029*	(1.00)	Quarterly	0.42	USD	18,195	(513,283)	(475,931)	(37,352)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.36	USD	17,100	1,271,885	1,195,368	76,517
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.54	USD	54,460	1,218,869	1,204,691	14,178

						$(15,417)	$(36,008)	$20,591

*	Termination date

abfunds.com	AB INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at October 31, 2024
HSBC Securities (USA), Inc.†	USD	12,285	4.60%	—	$12,352,499
Jefferies LLC†	USD	661	0.00%	—	661,195
Jefferies LLC	USD	207	1.00%	11/01/2024	206,661
Jefferies LLC†	USD	372	3.25%	—	376,933
Jefferies LLC†	USD	2,310	4.25%	—	2,334,600
Jefferies LLC†	USD	561	4.50%	—	563,244
Nomura UK†	USD	3,037	2.50%	—	3,037,229
Nomura UK†	USD	718	4.25%	—	720,517

					$20,252,878

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on October 31, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Agencies	$12,352,499	$	– 0	–	$	– 0	–	$	– 0	–	$12,352,499
Corporates – Investment Grade	3,055,117		– 0	–		– 0	–		– 0	–	3,055,117
Corporates – Non-Investment Grade	1,038,128		– 0	–		– 0	–		– 0	–	1,038,128
Emerging Markets – Corporate Bonds	3,600,473		206,661			– 0	–		– 0	–	3,807,134

Total	$20,046,217		$206,661		$	– 0	–	$	– 0	–	$20,252,878

**	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $816,197,890 or 32.5% of net assets.

(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2024.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at October 31, 2024.

(i)	Defaulted matured security.

(j)	Fair valued by the Adviser.

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PORTFOLIO OF INVESTMENTS (continued)

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)	Non-income producing security.

(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of October 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 4.857%, 10/17/2044	09/04/2019	$6,844		$6,606		0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	9,822		1,255		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019 - 12/01/2019	692,006		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,788		– 0	–	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 01/27/2014	3,480,601		471		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965		75		0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 - 02/03/2014	909,735		168		0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000		6,255,593		0.25%

(n)	Escrow shares.

(o)	Defaulted.

(p)	Inverse interest only security.

(q)	IO – Interest Only.

(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at October 31, 2024.

(s)	Affiliated investments.

(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(u)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

BRL – Brazilian  Real

CAD – Canadian Dollar

DOP – Dominican Peso

EUR  – Euro

USD – United States Dollar

abfunds.com	AB INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Merchantile Exchange

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

40 | AB INCOME FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,063,286,477)	$3,031,322,255
Affiliated issuers (cost $10,094,188)	10,094,188
Cash	2,754,788
Foreign currencies, at value (cost $2,301,302)	2,316,937
Unaffiliated interest and dividends receivable	25,062,594
Unrealized appreciation on forward currency exchange contracts	7,098,362
Receivable for capital stock sold	3,711,242
Receivable for investment securities sold	381,946
Receivable due from Adviser	100,099
Affiliated dividends receivable	55,626

Total assets	3,082,898,037

Liabilities
Payable for investment securities purchased	532,551,549
Payable for reverse repurchase agreements	20,252,878
Cash collateral due to broker	6,930,000
Payable for capital stock redeemed	4,882,054
Payable for variation margin on futures	1,094,964
Dividends payable	1,014,012
Advisory fee payable	977,338
Unrealized depreciation on forward currency exchange contracts	342,591
Foreign capital gains tax payable	335,591
Distribution fee payable	92,872
Administrative fee payable	62,747
Payable for variation margin on centrally cleared swaps	42,855
Transfer Agent fee payable	41,610
Directors’ fees payable	4,625
Accrued expenses and other liabilities	579,848

Total liabilities	569,205,534

Net Assets	$2,513,692,503

Composition of Net Assets
Capital stock, at par	$392,492
Additional paid-in capital	3,299,563,912
Accumulated loss	(786,263,901)

Net Assets	$2,513,692,503

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$119,623,474	18,701,349	$6.40	*

C	$77,463,634	12,094,101	$6.41

Advisor	$2,304,043,603	359,735,701	$6.40

Z	$12,561,792	1,960,373	$6.41

*	The maximum offering price per share for Class A shares was $6.68 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB INCOME FUND | 41

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Interest	$146,152,883
Dividends
Affiliated issuers	1,001,971
Unaffiliated issuers	34,501
Other income	144,636	$147,333,991

Expenses
Advisory fee (see Note B)	11,515,211
Distribution fee—Class A	314,639
Distribution fee—Class C	825,088
Transfer agency—Class A	98,364
Transfer agency—Class C	64,532
Transfer agency—Advisor Class	1,824,836
Transfer agency—Class Z	3,114
Printing	278,634
Custody and accounting	167,850
Audit and tax	150,390
Administrative	108,480
Registration fees	108,019
Legal	65,158
Directors’ fees	54,637
Miscellaneous	83,609

Total expenses before interest expense/bank overdraft	15,662,561
Interest expense/bank overdraft	841,016
Total expenses		16,503,577

Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,211,425)

Net expenses		15,292,152

Net investment income		132,041,839

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(503,663)
Forward currency exchange contracts		(36,498)
Futures		20,893,812
Options written		188,680
Swaps		(2,150,440)
Foreign currency transactions		(751,510)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		111,716,529
Forward currency exchange contracts		6,683,768
Futures		21,261,397
Options written		(98,590)
Swaps		3,038,989
Foreign currency denominated assets and liabilities		148,044

Net gain on investment and foreign currency transactions		160,390,518

Net Increase in Net Assets from Operations		$292,432,357

(a)	Net of foreign realized capital gains taxes of $61,687.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $38,390.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024		Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$132,041,839		$116,479,126
Net realized gain (loss) on investment and foreign currency transactions	17,640,381		(257,509,640)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	142,750,137		197,307,168

Net increase in net assets from operations	292,432,357		56,276,654
Distributions to Shareholders
Class A	(6,427,266)		(6,139,059)
Class C	(3,587,037)		(3,570,199)
Advisor Class	(125,347,943)		(98,818,254)
Class Z	(774,369)		(932,157)
Return of Capital
Class A	– 0	–	(1,234,366)
Class C	– 0	–	(717,851)
Advisor Class	– 0	–	(19,869,152)
Class Z	– 0	–	(187,427)
Capital Stock Transactions
Net decrease	(44,698,442)		(152,901,365)

Total increase (decrease)	111,597,300		(228,093,176)
Net Assets
Beginning of period	2,402,095,203		2,630,188,379

End of period	$2,513,692,503		$2,402,095,203

See notes to financial statements.

abfunds.com	AB INCOME FUND | 43

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of seven portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Income Fund (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB INCOME FUND | 45

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and

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NOTES TO FINANCIAL STATEMENTS (continued)

other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate

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NOTES TO FINANCIAL STATEMENTS (continued)

issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$1,174,111,470		$	– 0	–	$1,174,111,470
Mortgage Pass-Throughs		– 0	–	711,180,779			– 0	–	711,180,779
Corporates – Investment Grade		– 0	–	402,820,962			– 0	–	402,820,962
Corporates – Non-Investment Grade		– 0	–	239,516,484			1,082,096	(a)	240,598,580
Collateralized Loan Obligations		– 0	–	126,195,458			– 0	–	126,195,458
Emerging Markets – Corporate Bonds		– 0	–	73,663,349			1,969		73,665,318
Emerging Markets – Sovereigns		– 0	–	55,720,456			– 0	–	55,720,456
Asset-Backed Securities		– 0	–	45,267,704			8,106,650		53,374,354
Collateralized Mortgage Obligations		– 0	–	41,819,098			– 0	–	41,819,098
Commercial Mortgage-Backed Securities		– 0	–	35,983,336			– 0	–	35,983,336
Agencies		– 0	–	30,818,876			– 0	–	30,818,876
Bank Loans		– 0	–	28,295,291			400,549		28,695,840
Quasi-Sovereigns		– 0	–	28,439,299			– 0	–	28,439,299
Governments – Sovereign Bonds		– 0	–	13,196,934			– 0	–	13,196,934
Local Governments – US Municipal Bonds		– 0	–	8,826,612			– 0	–	8,826,612
Common Stocks		179,772		– 0	–		2,793,877	(a)	2,973,649
Preferred Stocks		– 0	–	– 0	–		2,901,234		2,901,234
Short-Term Investments		10,094,188		– 0	–		– 0	–	10,094,188

Total Investments in Securities		10,273,960		3,015,856,108			15,286,375	(a)	3,041,416,443

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(b):
Assets:
Futures	$2,410,563		$	– 0	–	$	– 0	–	$2,410,563	(c)
Forward Currency Exchange Contracts	– 0	–		7,098,362			– 0	–	7,098,362
Centrally Cleared Credit Default Swaps	– 0	–		2,490,754			– 0	–	2,490,754	(c)
Liabilities:
Futures	(16,503,360)			– 0	–		– 0	–	(16,503,360	)(c)
Forward Currency Exchange Contracts	– 0	–		(342,591)			– 0	–	(342,591)
Centrally Cleared Credit Default Swaps	– 0	–		(2,506,171)			– 0	–	(2,506,171	)(c)

Total	$(3,818,837)			$3,022,596,462			$15,286,375	(a)	$3,034,064,000

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

abfunds.com	AB INCOME FUND | 49

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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NOTES TO FINANCIAL STATEMENTS (continued)

those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion of the Fund’s average daily net assets, .40% of the excess over $2.5 billion up to $5 billion and .35% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .77%, 1.52%, .52%, and .52% of daily average net assets for Class A, Class C, Advisor Class, and Class Z shares, respectively. For the year ended October 31, 2024, such reimbursement/waivers amounted to $1,182,270. The Expense Caps may not be terminated by the Adviser before January 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $108,480.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $458,233 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $7,364 from the sale of Class A shares and received $5,535 and $2,876 in contingent deferred sales charges imposed upon

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NOTES TO FINANCIAL STATEMENTS (continued)

redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $29,155.

A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,866	$881,536	$882,308	$10,094	$1,002

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,235,445 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of

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the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$717,314,066	$656,474,220
U.S. government securities	7,591,089,310	7,601,618,544

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$3,076,298,126

Gross unrealized appreciation	$46,984,471
Gross unrealized depreciation	(81,976,906)

Net unrealized depreciation	$(34,992,435)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended October 31, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized

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appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended October 31, 2024, the Fund held forward currency exchange contracts for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the

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underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the year ended October 31, 2024, the Fund held purchased options for hedging purposes.

During the year ended October 31, 2024, the Fund held written options for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in

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cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a

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NOTES TO FINANCIAL STATEMENTS (continued)

compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended October 31, 2024, the Fund held inflation (CPI) swaps for non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on

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issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended October 31, 2024, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$2,410,563	*	Payable for variation margin on futures	$16,503,360	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	90,695	*	Payable for variation margin on centrally cleared swaps	70,104	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	7,098,362		Unrealized depreciation on forward currency exchange contracts	342,591

Total		$9,599,620			$16,916,055

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$20,893,812	$21,261,397

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(36,498)	6,683,768

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(325,496)	(241,174)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	$188,680	$(98,590)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(273,350)	(59,217)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,877,090)	3,098,206

Total		$18,570,058	$30,644,390

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2024:

Futures:
Average notional amount of buy contracts	$926,747,235
Average notional amount of sale contracts	$456,246,432
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,956,138	(a)
Average principal amount of sale contracts	$60,494,026
Purchased Options:
Average notional amount	$32,916,000	(b)
Options Written:
Average notional amount	$31,044,000	(b)
Centrally Cleared Inflation Swaps:
Average notional amount	$48,600,000	(b)
Credit Default Swaps:
Average notional amount of sale contracts	$49,870,856	(c)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$107,169,615
Average notional amount of sale contracts	$106,808,709

(a)	Positions were open for five months during the year.

(b)	Positions were open for less than one month during the year.

(c)	Positions were open for nine months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$56,598	$(56,598)		$	– 0	–	$	– 0	–	$	– 0	–
Citibank, NA	7,041,764	– 0	–		(6,930,000)			– 0	–		111,764

Total	$7,098,362	$(56,598)			$(6,930,000)		$	– 0	–		$111,764	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$126,586	$(56,598)		$	– 0	–	$	– 0	–	$69,988
UBS AG	216,005	– 0	–		– 0	–		– 0	–	216,005

Total	$342,591	$(56,598)		$	– 0	–	$	– 0	–	$285,993	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of

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mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the year ended October 31, 2024, the Fund earned drop income of $288,458 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the year ended October 31, 2024, the average amount of reverse repurchase agreements outstanding was $18,745,478 and the daily weighted average interest rate was 4.39%. At October 31, 2024, the Fund had reverse repurchase agreements outstanding in the amount of $20,252,878 as reported on the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of October 31, 2024:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
HSBC Securities (USA), Inc.	$12,352,499	$(12,170,580)	$181,919
Jefferies LLC	4,142,633	(4,142,633)	– 0	–
Nomura UK	3,757,746	(3,644,881)	112,865

Total	$20,252,878	$(19,958,094)	$294,784

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	3,408,640	5,375,800	$21,914,241	$34,188,667

Shares issued in reinvestment of dividends	679,162	788,190	4,345,765	5,039,591

Shares converted from Class C	801,475	778,379	5,125,116	4,907,291

Shares redeemed	(7,204,997)	(11,739,591)	(45,970,707)	(74,338,740)

Net decrease	(2,315,720)	(4,797,222)	$(14,585,585)	$(30,203,191)

Class C
Shares sold	1,518,113	1,415,028	$9,786,895	$9,121,503

Shares issued in reinvestment of dividends	344,130	420,906	2,204,980	2,696,794

Shares converted to Class A	(800,319)	(777,719)	(5,125,116)	(4,907,291)

Shares redeemed	(3,188,371)	(5,219,417)	(20,367,778)	(33,362,726)

Net decrease	(2,126,447)	(4,161,202)	$(13,501,019)	$(26,451,720)

Advisor Class
Shares sold	128,466,875	124,730,756	$823,329,350	$800,267,067

Shares issued in reinvestment of dividends	13,353,017	12,237,569	85,558,562	78,257,364

Shares redeemed	(143,652,624)	(152,016,152)	(917,813,910)	(973,162,989)

Net decrease	(1,832,732)	(15,047,827)	$(8,925,998)	$(94,638,558)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class Z
Shares sold	999,232	1,082,163	$6,307,515	$6,936,690

Shares issued in reinvestment of dividends	100,708	151,270	645,244	967,293

Shares redeemed	(2,280,291)	(1,484,578)	(14,638,599)	(9,511,879)

Net decrease	(1,180,351)	(251,145)	$(7,685,840)	$(1,607,896)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of

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NOTES TO FINANCIAL STATEMENTS (continued)

rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline, as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such

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NOTES TO FINANCIAL STATEMENTS (continued)

investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but

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NOTES TO FINANCIAL STATEMENTS (continued)

there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$136,136,615	$109,459,669

Total taxable distributions paid	$136,136,615	$109,459,669
Return of Capital	0	22,008,796

Total distributions paid	$136,136,615	$131,468,465

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(740,730,113	)(a)
Unrealized appreciation (depreciation)	(39,642,026	)(b)

Total accumulated earnings (deficit)	$(780,372,139	)(c)

(a)

As of October 31, 2024, the Fund had a net capital loss carryforward of $737,334,616. During the fiscal year, the Fund utilized $51,271,983 of capital loss carry forwards to offset current year net realized gains. As of October 31, 2024, the cumulative deferred loss on straddles was $3,395,497.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities, the accrual of foreign capital gains tax, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as

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NOTES TO FINANCIAL STATEMENTS (continued)

either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $188,828,393 and a net long-term capital loss carryforward of $548,506,223, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to taxable overdistributions resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.00	$ 6.19	$ 7.89	$ 7.96	$ 7.98

Income From Investment Operations

Net investment income(a)(b)	.32	.28	.23	.24	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.41	(.16)	(1.69)	(.04)	.02	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.73	.12	(1.46)	.20	.28

Less: Dividends and Distributions

Dividends from net investment income	(.33)	(.26)	(.24)	(.27)	(.30)

Return of capital	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.33)	(.31)	(.24)	(.27)	(.30)

Net asset value, end of period	$ 6.40	$ 6.00	$ 6.19	$ 7.89	$ 7.96

Total Return

Total investment return based on net asset value(e)*	12.24%	1.76%	(18.83)%	2.48%	3.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$119,623	$126,078	$159,887	$265,990	$289,619

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.80%	1.81%	1.04%	.79%	.78%

Expenses, before waivers/reimbursements(f)	.85%	1.86%	1.08%	.80%	.80%

Net investment income(b)	4.95%	4.30%	3.15%	3.04%	3.24%

Portfolio turnover rate**	278%	231%	167%	166%	246%

See footnote summary on page 74.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.01	$ 6.20	$ 7.90	$ 7.97	$ 7.99

Income From Investment Operations

Net investment income(a)(b)	.27	.23	.17	.18	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.41	(.16)	(1.68)	(.04)	.02	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.68	.07	(1.51)	.14	.22

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.22)	(.19)	(.21)	(.24)

Return of capital	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.28)	(.26)	(.19)	(.21)	(.24)

Net asset value, end of period	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Total Return

Total investment return based on net asset value(e)*	11.38%	1.00%	(19.41)%	1.71%	2.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77,464	$85,418	$113,982	$194,363	$217,968

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	1.55%	2.54%	1.79%	1.54%	1.53%

Expenses, before waivers/reimbursements(f)	1.60%	2.60%	1.82%	1.55%	1.55%

Net investment income(b)	4.19%	3.57%	2.39%	2.29%	2.49%

Portfolio turnover rate**	278%	231%	167%	166%	246%

See footnote summary on page 74.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.01	$ 6.20	$ 7.90	$ 7.97	$ 7.99

Income From Investment Operations

Net investment income(a)(b)	.33	.29	.24	.26	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.40	(.15)	(1.68)	(.04)	.03	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.73	.14	(1.44)	.22	.30

Less: Dividends and Distributions

Dividends from net investment income	(.34)	(.27)	(.26)	(.29)	(.32)

Return of capital	– 0	–	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.34)	(.33)	(.26)	(.29)	(.32)

Net asset value, end of period	$ 6.40	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Total Return

Total investment return based on:

Net asset value(e)*	12.33%	2.02%	(18.60)%	2.73%	3.80%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$2,304	$2,172	$2,334	$4,152	$4,097

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.55%	1.55%	.79%	.54%	.53%

Expenses, before waivers/reimbursements(f)	.60%	1.61%	.82%	.55%	.55%

Net investment income(b)	5.19%	4.54%	3.38%	3.28%	3.48%

Portfolio turnover rate**	278%	231%	167%	166%	246%

See footnote summary on page 74.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended October 31,	November 20, 2019(g) to October 31, 2020
2024	2023	2022	2021

Net asset value, beginning of period	$ 6.01	$ 6.20	$ 7.90	$ 7.97	$ 7.97

Income From Investment Operations

Net investment income(a)(b)	.33	.29	.25	.27	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.41	(.15)	(1.69)	(.05)	.03	(c)

Net increase (decrease) in net asset value from operations	.74	.14	(1.44)	.22	.30

Less: Dividends and Distributions

Dividends from net investment income	(.34)	(.27)	(.26)	(.29)	(.30)

Return of capital	– 0	–	(.06)	– 0	–	– 0	–	– 0	–

Total distributions	(.34)	(.33)	(.26)	(.29)	(.30)

Net asset value, end of period	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Total Return

Total investment return based on net asset value(e)*	12.51%	2.02%	(18.57)%	2.78%	3.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,562	$18,861	$21,026	$30,118	$18,492

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)	.54%	1.55%	.78%	.49%	.48	%^

Expenses, before waivers/reimbursements(f)	.54%	1.55%	.78%	.49%	.48	%^

Net investment income(b)	5.18%	4.56%	3.44%	3.32%	3.49	%^

Portfolio turnover rate**	278%	231%	167%	166%	246%

See footnote summary on page 74.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios, excluding interest expense are:

	Year Ended October 31,
	2024	2023	2022	2021	2020

Class A

Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%

Before waivers/reimbursements	.82%	.83%	.80%	.78%	.79%
Class C

Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%

Before waivers/reimbursements	1.57%	1.58%	1.55%	1.53%	1.54%
Advisor Class

Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%

Before waivers/reimbursements	.57%	.58%	.55%	.53%	.54%
Class Z

Net of waivers/reimbursements	.51%	.51%	.49%	.47%	.46%^

Before waivers/reimbursements	.51%	.52%	.49%	.47%	.46%^

(g)	Commencement of distributions.

*	Includes the impact of proceeds received by the Fund in connection with a trade-error reimbursement from the Adviser, which enhanced performance by .04% for the year ended October 31, 2021.

**	The Fund accounts for dollar roll transactions as purchases and sales.

^	Annualized.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AB Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Income Fund (the “Fund”) (one of the portfolios constituting AB Bond Fund, Inc. (the “Company”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Bond Fund, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 27, 2024

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2024. For foreign shareholders, 71.58% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Income Fund (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB INCOME FUND | 79

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

80 | AB INCOME FUND	abfunds.com

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels and that the Fund’s net assets were at the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced if the net assets of the Fund increase in the future. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets increase in the future.

abfunds.com	AB INCOME FUND | 81

NOTES

82 | AB INCOME FUND	abfunds.com

NOTES

abfunds.com	AB INCOME FUND | 83

NOTES

84 | AB INCOME FUND	abfunds.com

AB INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IF-0151-1024

OCT 10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL BOND INFLATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.5%
Long-Term Municipal Bonds – 94.1%
Alabama – 4.1%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$3,940,526
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.25%, 01/01/2054	1,830	1,969,710
Series 2023-D 5.086% (SOFR + 1.85%), 06/01/2049(a)	2,500	2,570,103
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	1,100	1,174,246
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	16,155	16,349,540
Series 2022-D 4.00%, 07/01/2052	2,555	2,582,317
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,115,041
Series 2021 4.00%, 02/01/2039	1,675	1,603,473
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,000	2,140,965
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,043,263
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,491,237

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$2,000	$2,122,117
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	3,000	3,174,928

		59,277,466

Alaska – 0.3%
Alaska Housing Finance Corp. (Pre-refunded – Others) Series 2023 4.39%, 07/01/2026(b)	4,000	4,014,015

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,358,757
Series 2018 6.50%, 09/01/2028(b)	245	256,254
7.125%, 09/01/2038(b)	280	300,206

		1,915,217

Arizona – 2.3%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	935	962,708
5.00%, 11/01/2031	800	874,255
5.00%, 11/01/2032	650	708,724
5.00%, 11/01/2033	900	978,227
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	468,302
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c)(d)(e)	1,000	40,000
6.75%, 07/01/2030(c)(d)(e)	1,000	40,000

2 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	$1,800	$1,810,485
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,120,210
Series 2024 4.00%, 06/01/2049	2,000	2,000,445
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,368,850
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2018 5.00%, 07/01/2043	4,000	4,084,509
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,020,353
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,500	1,512,126
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2043	1,000	1,085,397
5.00%, 12/01/2044	1,000	1,080,308
State of Arizona Lottery Revenue (Pre-refunded – US Treasuries) Series 2019 5.00%, 07/01/2028	5,000	5,357,588
Yuma Industrial Development Authority Series 2024 5.00%, 08/01/2041	1,600	1,740,842

		33,253,329

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	$1,000	$1,114,217
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	1,000	956,764

		2,070,981

California – 7.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,996,370
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	2,500	2,253,126
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(e)(f)	4,762	4,463,186
California Community Choice Financing Authority Series 2024 5.00%, 02/01/2055(g)	2,315	2,495,937
5.00%, 08/01/2055	1,000	1,071,498
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,137,759
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,925	5,287,792
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	1,125	1,214,621
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	3,315	2,720,857

4 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	$985	$844,232
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	945	906,485
Series 2021-2, Class A 3.75%, 03/25/2035	4,794	4,718,178
Series 2021-2, Class X 0.82%, 03/25/2035(h)	2,397	105,401
Series 2021-3, Class A 3.25%, 08/20/2036	1,909	1,771,991
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(b)	1,000	1,030,499
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)(d)(e)(i)	250	25
California State University Series 2021-B 2.374%, 11/01/2035	1,000	788,119
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	6,000	6,074,547
City of Los Angeles Department of Airports Series 2021 5.00%, 05/15/2035	4,000	4,284,830
Series 2022 5.00%, 05/15/2028	4,000	4,225,070
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	1,000	1,012,507
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	2,000	1,598,599
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	3,200	2,696,588

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	$2,300	$1,935,096
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	2,000	1,494,558
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	6,500	7,473,347
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.106% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,000	4,533,281
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2025	5,480	5,509,299
Series 2023-E 5.50%, 05/01/2040	5,000	5,582,572
Series 2024 5.00%, 05/01/2036	5,960	6,480,050
5.00%, 05/01/2037	2,000	2,167,041
5.00%, 05/01/2039	4,975	5,340,146
5.25%, 05/01/2044	3,380	3,647,483
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	1,400	1,488,018
State of California Series 2023 5.00%, 09/01/2037	10,000	11,308,316
5.10%, 03/01/2029	1,200	1,230,254

		111,887,678

Colorado – 4.0%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	2,655	2,694,168

6 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2031	$7,910	$8,533,988
5.00%, 11/15/2033	10,000	10,777,963
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	2,090	2,204,433
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,793,837
Series 2023 5.00%, 11/15/2058	5,280	5,646,630
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	1,015	1,091,004
5.00%, 08/01/2032	640	680,658
5.00%, 08/01/2033	750	796,909
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	1,445	1,444,645
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,639,789
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	7,000	7,081,694
E-470 Public Highway Authority Series 2024-B 3.979% (SOFR + 0.75%), 09/01/2039(a)	2,000	1,999,629
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,826	1,636,537
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	306	316,208
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	7,037,684

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	$1,000	$1,063,190
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	260,365

		57,699,331

Connecticut – 2.6%
City of New Haven CT Series 2018-A 5.50%, 08/01/2035	1,920	2,027,047
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2037	3,665	3,664,016
4.00%, 07/01/2040	1,500	1,453,773
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2022 1.10%, 07/01/2049	8,000	7,930,883
Series 2023-A 2.80%, 07/01/2048	7,710	7,660,753
State of Connecticut Series 2015-B 5.00%, 06/15/2028	2,840	2,870,414
Series 2016-A 5.00%, 03/15/2032	2,160	2,205,982
Series 2018-B 5.00%, 04/15/2028	1,440	1,542,576
State of Connecticut (Pre-refunded – Others) Series 2014-F 5.00%, 11/15/2026	1,275	1,278,947
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2038	3,040	3,276,473
Series 2023-A 5.25%, 07/01/2042	3,000	3,386,571

		37,297,435

8 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia – 2.8%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2039	$2,400	$2,470,509
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,061,964
5.00%, 08/31/2030	5,025	5,373,582
5.00%, 02/29/2032	5,475	5,907,263
District of Columbia Income Tax Revenue Series 2022-A 5.00%, 07/01/2042	5,795	6,306,411
Series 2024-A 5.00%, 10/01/2035	3,750	4,307,246
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2026	3,065	3,158,218
Series 2024-A 5.00%, 10/01/2034	2,000	2,162,156
5.00%, 10/01/2042	1,000	1,050,941
5.25%, 10/01/2041	2,000	2,179,543
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2040	2,540	2,793,879

		40,771,712

Florida – 4.1%
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.125%, 06/01/2042	2,400	2,452,889
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	2,600	2,501,214
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2026	2,885	2,910,022
5.00%, 06/01/2027	4,515	4,556,801

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue Series 2024-A 5.00%, 10/01/2034	$3,130	$3,375,110
5.00%, 10/01/2036	4,970	5,317,987
County of Miami-Dade Seaport Department Series 2023-A 5.00%, 10/01/2036	1,715	1,861,738
5.00%, 10/01/2038	2,835	3,059,012
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	115	90,178
Zero Coupon, 10/01/2031	140	105,199
Zero Coupon, 10/01/2032	100	72,065
Zero Coupon, 10/01/2033	115	79,363
Zero Coupon, 10/01/2034	125	82,615
County of Palm Beach FL Airport System Revenue Series 2024-B 5.25%, 10/01/2040(g)	1,710	1,879,417
5.25%, 10/01/2041(g)	1,750	1,913,994
5.25%, 10/01/2042(g)	1,100	1,197,932
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	8,000	8,687,512
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	472,467
Florida State Board of Governors (Florida State University Athletics Association, Inc.) BAM Series 2024-A 5.00%, 10/01/2042	4,500	4,941,676
Hillsborough County Aviation Authority Series 2024 5.25%, 10/01/2043	2,000	2,180,964
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	1,000	1,135,068

10 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Jacksonville Transportation Authority Series 2025 5.00%, 08/01/2027(g)	$1,000	$1,040,609
Miami-Dade County Educational Facilities Authority Series 2024-A 5.00%, 04/01/2045(g)	1,700	1,826,856
Series 2025-B 5.25%, 04/01/2040(g)	1,000	1,112,390
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	997,920
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	950	847,304
School District of Broward County/FL Series 2024 4.00%, 01/29/2025	2,000	2,002,716
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnts) Series 2022 5.50%, 05/01/2053	2,640	2,743,468

		59,444,486

Georgia – 3.2%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,711,549
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2038	3,440	3,643,628
5.00%, 07/01/2042	6,830	7,136,558
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,660,292
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,097,592
Series 2024-C 5.00%, 12/01/2054	4,000	4,262,325

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Pre-refunded – Others) Series 2019-B 4.00%, 08/01/2049	$2,000	$2,000,732
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,478,591
Municipal Electric Authority of Georgia Series 2024 5.00%, 01/01/2043	1,150	1,237,829
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,193,973

		46,423,069

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue Series 2025 5.00%, 07/01/2038(g)	2,000	2,258,814

Illinois – 6.6%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2027	1,200	1,235,968
Series 2019-B 5.00%, 12/01/2030	135	139,847
5.00%, 12/01/2031	265	273,778
5.00%, 12/01/2033	100	102,651
Series 2023 5.25%, 04/01/2033	1,375	1,527,294
5.25%, 04/01/2040	1,720	1,850,031
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2034	2,500	2,596,611
5.00%, 01/01/2037	5,260	5,438,210
5.00%, 01/01/2038	1,000	1,031,887
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2033	5,000	5,060,947
Series 2022 4.00%, 01/01/2042	2,000	1,983,839
5.00%, 01/01/2028	680	709,856
5.00%, 01/01/2031	600	640,079
5.00%, 01/01/2042	3,850	3,979,566
Series 2024-A 5.00%, 01/01/2039	3,400	3,588,803

12 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport (Pre-refunded – US Treasuries) Series 2015-B 5.00%, 01/01/2029	$5,000	$5,011,751
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	100	99,816
5.00%, 09/01/2027	100	100,119
5.00%, 09/01/2029	100	100,371
5.00%, 09/01/2033	200	199,561
5.00%, 09/01/2034	100	99,304
Illinois Finance Authority (Pre-refunded – US Treasuries) Series 2015 4.00%, 05/01/2044	1,500	1,504,673
Illinois Finance Authority (Washington and Jane Smith Community – Orland Park) Series 2022 4.00%, 10/15/2040	9,375	8,110,795
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	125	129,607
Series 2024 5.67%, 11/01/2038(e)	1,190	1,187,236
Illinois State Toll Highway Authority Series 2021-A 5.00%, 01/01/2041	14,805	16,064,258
5.00%, 01/01/2043	6,700	7,205,224
State of Illinois Series 2014 5.25%, 02/01/2032	2,305	2,312,768
Series 2016 5.00%, 11/01/2024	4,325	4,325,000
Series 2022-A 5.50%, 03/01/2042	2,945	3,218,125
Series 2022-B 5.25%, 10/01/2037	3,000	3,295,542
Series 2024 5.00%, 02/01/2026	1,500	1,528,952
Series 2024-B 5.00%, 05/01/2038	1,000	1,091,349
5.00%, 05/01/2041	1,400	1,506,734
5.25%, 05/01/2043	3,000	3,259,579

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Illinois (Pre-refunded – US Treasuries) Series 2014 5.00%, 05/01/2030	$3,810	$3,821,320

		94,331,451

Indiana – 2.7%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,147,633
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	2,220	1,040,689
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2033	2,000	2,282,848
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,765,135
4.50%, 05/01/2035	7,555	7,607,898
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,160,421
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	7,150	6,906,296
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	495	453,381
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.084% (SOFR + 0.71%), 11/01/2046(a)(e)	1,965	1,962,289
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,188,654

14 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indianapolis Local Public Improvement Bond Bank Series 2023 5.00%, 02/01/2043	$1,030	$1,116,635

		38,631,879

Iowa – 1.6%
Iowa Finance Authority Series 2022-E 4.181% (SOFR + 0.80%), 01/01/2052(a)	8,000	8,002,334
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,185,501
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2034	500	509,527
4.00%, 06/01/2035	515	524,067
4.00%, 06/01/2040	500	498,129
5.00%, 06/01/2031	900	971,690
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	9,300	9,513,680

		22,204,928

Kansas – 0.1%
Kansas Development Finance Authority (Pre-refunded – US Treasuries) Series 2021 5.00%, 11/15/2054	720	766,278

Kentucky – 1.8%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	180	182,178
5.00%, 02/01/2027	195	200,605
5.00%, 02/01/2030	125	132,178
5.00%, 02/01/2031	150	155,308
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2042	2,000	2,166,925
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 3.945% (CPI + 1.05%), 12/01/2049(a)	20,000	19,928,954

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-B 5.00%, 11/01/2024	$3,000	$3,000,000

		25,766,148

Louisiana – 0.8%
City of New Orleans LA Series 2024-A 5.00%, 12/01/2041	1,910	2,081,621
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,800	1,877,552
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,578	2,603,660
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	340	343,603
6.10%, 06/01/2038(b)	455	503,085
6.10%, 12/01/2040(b)	390	432,310
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.874% (SOFR + 0.50%), 05/01/2043(a)	4,015	3,999,397

		11,841,228

Maryland – 0.5%
Maryland Stadium Authority Series 2024 5.00%, 06/01/2038	2,190	2,461,554
State of Maryland Series 2017-B 5.00%, 08/01/2025	1,000	1,014,505
Series 2022-A 5.00%, 06/01/2035	1,000	1,126,352
State of Maryland Department of Transportation Series 2017 5.00%, 05/01/2026	3,210	3,239,593

		7,842,004

Massachusetts – 1.4%
City of Quincy MA Series 2024 5.00%, 07/25/2025	1,000	1,014,520

16 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Commonwealth of Massachusetts Series 2017-D 5.00%, 07/01/2025	$3,000	$3,037,272
Series 2024-A 5.00%, 01/01/2040	2,000	2,235,608
Series 2024-B 5.00%, 05/01/2043	2,000	2,207,101
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	1,267	1,241,941
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,000	1,014,917
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2038	2,500	2,602,005
Series 2019-C 5.00%, 07/01/2039	3,050	3,165,335
Massachusetts Water Resources Authority Series 2024-C 5.00%, 08/01/2040	2,810	3,186,084

		19,704,783

Michigan – 2.0%
City of Detroit MI Series 2018 5.00%, 04/01/2035	750	775,922
5.00%, 04/01/2036	305	315,058
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.853% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	2,605	2,550,309
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,125	1,169,624
Great Lakes Water Authority Sewage Disposal System Revenue Series 2016-B 5.00%, 07/01/2025	2,120	2,144,902

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2025	$1,000	$1,011,746
Michigan Finance Authority Series 2024-A 5.00%, 08/20/2025	2,500	2,531,650
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2019 3.75%, 11/15/2049	11,080	11,103,112
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2027	1,735	1,796,117
Michigan Finance Authority (Corewell Health Obligated Group) Series 2022 5.00%, 04/15/2025	3,000	3,021,182
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,840,198
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	933,667

		29,193,487

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b)(j)	1,500	1,557,969
City of St. Cloud MN Series 2024 5.00%, 05/01/2041	1,000	1,092,499
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	375	374,712
5.66%, 07/01/2041(b)	1,000	998,522

18 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission Series 2022-B 4.00%, 01/01/2038	$4,250	$4,190,877
5.00%, 01/01/2039	2,105	2,206,695

		10,421,274

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(b)	1,000	1,010,719

Missouri – 0.1%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	135	135,428
5.75%, 03/01/2027	120	124,097
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,683,925

		1,943,450

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,981,415
5.00%, 02/15/2033	1,350	1,386,213

		3,367,628

Nebraska – 0.8%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,109,917
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	6,115	6,135,395
Lincoln Airport Authority Series 2021 4.00%, 07/01/2035	3,045	3,005,296

		11,250,608

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nevada – 1.2%
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2036	$5,000	$5,112,975
4.00%, 06/01/2037	6,350	6,475,575
Reno-Tahoe Airport Authority Series 2024 5.00%, 07/01/2036	1,000	1,075,297
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	1,000	1,030,497
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2029	2,625	2,765,332
5.00%, 07/01/2035	805	837,507

		17,297,183

New Hampshire – 1.6%
National Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(h)	4,864	220,461
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	1,441	1,440,070
Series 2022-1, Class A 4.375%, 09/20/2036	9,699	9,676,006
Series 2022-1, Class X 0.334%, 09/20/2036(h)	8,244	171,830
Series 2022-2, Class A 4.00%, 10/20/2036	4,864	4,705,898
Series 2024 4.15%, 10/20/2040	2,000	1,993,335
5.00%, 12/01/2028(b)(g)	1,000	999,488
5.125%, 12/15/2030	1,000	988,278
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	1,000	1,001,377
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	1,000	980,304

		22,177,047

20 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey – 6.0%
Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	$2,000	$2,022,530
Illinois Housing Development Authority (FCR 2019-B) Series 2019-B, Class 1 3.87%, 11/15/2035(b)	12,227	11,168,542
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	1,995,351
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	551,487
4.00%, 07/01/2040	750	749,766
4.00%, 07/01/2041	835	833,295
5.00%, 07/01/2034	845	940,065
5.00%, 07/01/2035	400	443,211
5.00%, 07/01/2036	600	663,066
5.00%, 07/01/2037	600	660,182
5.00%, 07/01/2038	745	816,576
New Jersey Transportation Trust Fund Authority Series 2024-A 4.00%, 06/15/2042	3,530	3,466,174
5.00%, 06/15/2037	3,750	4,170,669
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	4,499,448
Series 2018-A 5.00%, 06/15/2028	4,170	4,281,288
5.00%, 06/15/2029	17,500	17,944,661
5.00%, 06/15/2030	1,500	1,535,781
5.00%, 06/15/2031	3,000	3,067,436
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2023-B 5.00%, 06/15/2040	3,265	3,571,196
5.00%, 06/15/2043	1,250	1,345,850

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (Pre-refunded – US Treasuries) Series 2014-C 5.25%, 06/15/2032	$2,960	$2,970,412
New Jersey Turnpike Authority Series 2017-A 5.00%, 01/01/2033	7,300	7,573,067
Series 2021-B 0.897%, 01/01/2025	1,000	993,599
1.713%, 01/01/2029	1,350	1,209,349
Series 2024-C 5.00%, 01/01/2043	2,400	2,638,733
5.00%, 01/01/2044	1,000	1,096,100
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2030	4,750	4,993,016

		86,200,850

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund Series 2022-A 5.00%, 07/01/2031	1,000	1,120,563

New York – 8.3%
City of New York NY Series 2021 1.396%, 08/01/2027	3,120	2,876,729
Series 2021-A 4.00%, 08/01/2041	2,000	2,001,242
Series 2021-F 5.00%, 06/01/2044(j)	2,500	2,523,506
Series 2024-A 5.00%, 08/01/2025	2,590	2,625,270
Series 2024-C 5.25%, 09/01/2050	3,000	3,282,547
County of Nassau NY Series 2022-A 4.00%, 04/01/2042	2,205	2,187,934
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	40,893,738
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2024	1,130	1,130,445

22 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2016-B 5.00%, 11/15/2027	$1,370	$1,411,912
Series 2017 5.00%, 11/15/2025	1,935	1,969,582
5.00%, 11/15/2026	555	576,946
Series 2017-C 5.00%, 11/15/2027	1,745	1,849,411
Series 2020-A 5.00%, 11/15/2045	5,120	5,506,405
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	2,000	2,313,227
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,620,932
5.00%, 11/01/2039	1,900	2,122,053
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	200	200,047
New York State Dormitory Authority Series 2024 4.00%, 05/01/2054	1,000	933,815
Series 2025 5.00%, 05/01/2027(g)	2,245	2,339,110
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,083,138
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,610,175
2.252%, 03/15/2032	2,000	1,690,770
Series 2021-A 4.00%, 03/15/2039	1,000	1,010,144
Series 2022-A 4.00%, 03/15/2039	2,000	2,023,060
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	821,430

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2042	$1,610	$1,660,336
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	345	342,614
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2028	2,265	2,392,559
5.00%, 06/01/2032	2,245	2,434,602
Town of Oyster Bay NY Series 2024 4.00%, 08/21/2025	3,470	3,491,484
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.00%, 05/15/2045	2,945	2,859,680
2.591%, 05/15/2036	2,000	1,593,147
2.917%, 05/15/2040	1,000	763,125
Series 2022 4.279% (SOFR + 1.05%), 04/01/2026(a)	6,000	5,993,143
Series 2024 5.00%, 11/15/2035	3,000	3,447,130

		118,581,388

North Carolina – 0.9%
Fayetteville State University Series 2023 5.00%, 04/01/2032(b)	655	708,339
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2025	5,360	5,390,637
5.00%, 03/01/2026	6,710	6,749,496

		12,848,472

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(e)(i)(k)	425	– 0	–
7.00%, 12/15/2043(c)(d)(e)(i)(k)	440	– 0	–

		– 0	–

24 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio – 2.5%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2036	$5,000	$5,087,750
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,470,938
City of Cleveland OH Income Tax Revenue Series 2017-B1 5.00%, 10/01/2027	2,500	2,655,458
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,044,987
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,155,981
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,360,179
5.00%, 02/01/2039	3,860	4,184,345
Reynoldsburg City School District Series 2013 4.919%, 09/01/2030	1,000	1,022,903
Series 2014 4.939%, 09/01/2032	1,000	1,031,087
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,400	3,880,193
University of Toledo Series 2023-B 4.281% (SOFR + 0.90%), 06/01/2036(a)(e)	9,770	9,553,930

		35,447,751

Oklahoma – 0.3%
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	2,500	2,322,213

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	$2,000	$2,082,323

		4,404,536

Oregon – 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,000,714
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,096,412
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2040	3,175	3,096,151
Series 2023 5.25%, 07/01/2041	2,175	2,365,624

		11,558,901

Other – 0.6%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	958	764,551
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 2024-ML23, Class AUS 4.563%, 04/25/2042(b)	1,999	2,092,719
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,424	1,966,329
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(h)	1,142	60,679
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(h)	2,032	134,362
Series M052, Class A 2.65%, 06/15/2036	3,640	3,175,632

		8,194,272

26 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 6.4%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.94% (MUNIPSA + 0.70%), 11/15/2047(a)	$5,000	$4,950,762
Berks County Municipal Authority (The) Series 2024 0.00%, 06/30/2044(j)	933	664,814
5.00%, 06/30/2039	2,200	2,173,768
8.00%, 06/30/2034	325	333,424
Series 2024-A 6.00%, 06/30/2034	155	167,529
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,150	1,176,087
5.00%, 07/01/2033	1,150	1,172,681
5.00%, 07/01/2034	1,300	1,321,484
5.00%, 07/01/2035	1,050	1,064,199
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	845	860,819
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	13,672,897
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2032	1,000	1,044,462
5.00%, 10/01/2033	1,135	1,184,381
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	10,000	9,833,096
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 3.50%, 03/01/2025	485	482,381
5.00%, 03/01/2033	1,600	1,550,837

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	$1,500	$1,563,628
Series 2022 4.00%, 05/01/2036	1,100	1,087,758
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	455	445,086
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,010,229
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.21% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	5,001,096
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2026	2,000	2,038,694
Series 2016-A 5.00%, 06/01/2025	3,000	3,029,304
Series 2017 5.00%, 12/01/2028	1,750	1,855,345
5.00%, 12/01/2029	1,255	1,329,083
Series 2021-A 3.00%, 12/01/2042	1,245	1,054,358
Series 2021-B 4.00%, 12/01/2039	2,000	2,015,950
Series 2022-A 5.00%, 12/01/2036	1,000	1,114,987
Series 2024 5.00%, 12/01/2038	5,800	6,541,851
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,002,721
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.174% (SOFR + 0.80%), 09/01/2040(a)(b)	10,000	9,761,109

28 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2034	$5,000	$5,102,457
Series 2023-A 5.25%, 09/01/2039	2,000	2,238,977
5.25%, 09/01/2043	4,000	4,390,120

		92,236,374

Puerto Rico – 0.1%
Commonwealth of Puerto Rico Series 2021-A 4.00%, 07/01/2046	3	2,950
Series 2022-C Zero Coupon, 11/01/2043	18	11,519
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	970	968,917

		983,386

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,457,663

South Carolina – 1.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	525	525,000
5.26%, 11/01/2032	100	99,128
5.41%, 11/01/2039	1,315	1,293,402
6.28%, 11/01/2039	100	98,447
Orangeburg County School District Series 2024 5.00%, 08/13/2025	2,400	2,430,683
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)(d)(e)	1,000	150,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	2,000	1,989,517
5.25%, 11/01/2044	2,500	2,763,755
5.50%, 11/01/2050	2,500	2,762,982

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	$1,000	$1,021,762
5.00%, 12/01/2036	1,535	1,566,108
Series 2016-B 5.00%, 12/01/2037	5,040	5,168,758
Series 2016-C 5.00%, 12/01/2035	930	955,452

		20,824,994

Tennessee – 2.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,410	1,377,128
Series 2016-B Zero Coupon, 12/01/2031(b)	1,000	688,046
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(b)	1,000	1,022,300
9.25%, 11/01/2042(b)	1,000	1,022,164
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2024 5.00%, 07/01/2034	2,000	2,263,498
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2037	1,000	1,119,504
5.50%, 07/01/2038	1,300	1,451,049
5.50%, 07/01/2042	1,485	1,631,205
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,089,905
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,408,217
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	4,000	4,159,188

30 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	$1,000	$850,944
4.25%, 12/01/2024	1,000	996,654

		31,079,802

Texas – 4.0%
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2034	1,575	1,699,493
5.00%, 01/01/2037	1,675	1,792,937
5.00%, 01/01/2039	1,000	1,062,593
Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038	1,000	1,104,441
Series 2024-C 5.00%, 08/15/2038	2,200	2,424,074
City of Austin TX Airport System Revenue Series 2022 5.00%, 11/15/2042	2,500	2,616,887
City of Houston TX Airport System Revenue AGM Series 2023 5.00%, 07/01/2033	4,000	4,337,929
City of Houston TX Combined Utility System Revenue Series 2019-B 4.00%, 11/15/2039	1,015	1,019,908
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2038	1,750	1,886,626
5.00%, 02/01/2039	2,000	2,144,339
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	879,613
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.36% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	1,000,347
Series 2024 5.00%, 07/01/2034	2,000	2,261,736

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2021 5.00%, 05/15/2029	$800	$866,124
McKinney Independent School District Series 2024 5.00%, 02/15/2025	1,500	1,507,232
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(c)(d)(j)	945	343,752
7.50%, 11/15/2036(c)(d)	225	191,042
7.50%, 11/15/2037(c)(d)	35	28,737
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,310	1,314,227
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,410,951
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,103,242
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,023,012
Port of Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.00%, 01/01/2027(b)	550	525,019
San Antonio Independent School District/TX Series 2015 5.00%, 02/15/2025	2,000	2,009,934
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,624,520
5.00%, 07/01/2031	10,940	11,659,015

32 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$7,260	$7,818,403
Texas State University System Series 2024 5.00%, 03/15/2043	1,000	1,084,377

		57,740,510

Utah – 0.2%
Intermountain Power Agency Series 2023 5.00%, 07/01/2039	2,000	2,199,005

Virginia – 0.7%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,205,683
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,626	1,485,196
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-A 5.00%, 02/01/2025	3,000	3,011,318
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	1,085	1,205,073
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	2,000	2,000,318

		9,907,588

Washington – 3.7%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	2,000	2,023,393
Series 2021-A 4.00%, 07/01/2042	1,000	1,001,027

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA Series 2018-A 5.00%, 05/01/2029	$8,280	$8,546,772
5.00%, 05/01/2030	6,200	6,389,282
5.00%, 05/01/2038	1,000	1,020,464
Series 2021 4.00%, 08/01/2041	13,380	12,930,907
Series 2024 5.25%, 07/01/2043	1,835	1,971,542
State of Washington Series 2015-R 5.00%, 07/01/2026	13,325	13,366,831
Series 2024-R 5.00%, 07/01/2025	2,000	2,023,787
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	949	892,530
Series 2021-1, Class X 0.726%, 12/20/2035(h)	949	39,926
Series 2023-1, Class X 1.449%, 04/20/2037(h)	2,976	309,591
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	2,125	2,126,501

		52,642,553

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	1,185	948,591
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,195	2,110,299
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,500	2,579,325

		5,638,215

Wisconsin – 1.4%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	1,000	918,994

34 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Wisconsin Series 2025-2 5.00%, 05/01/2026(g)	$1,900	$1,943,612
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	2,000	2,043,626
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	280	251,523
Series 2022-A 3.875%, 12/01/2039(b)	1,285	1,148,460
Wisconsin Public Finance Authority Series 2024-1 4.10%, 09/25/2039(b)	1,250	1,234,650
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	5,000	4,523,206
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)	3,100	3,219,142
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,283,751
Wisconsin Public Finance Authority (Pre-refunded – US Treasuries) Series 2022 4.00%, 04/01/2032(b)	15	15,553
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,195,060
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	1,000	1,000,482

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	$300	$307,012
5.00%, 07/01/2036	350	357,275
5.00%, 07/01/2038	375	380,952

		19,823,298

Total Long-Term Municipal Bonds (cost $1,374,641,286)		1,348,953,749

Short-Term Municipal Notes – 2.4%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.69%, 10/01/2047(b)(l)	1,000	1,000,000

Iowa – 1.0%
Iowa Finance Authority Series 2018 3.90%, 07/01/2041(l)	15,000	15,000,000

New York – 0.2%
City of New York NY Series 2008-L 3.90%, 04/01/2038(l)	3,000	3,000,000

Ohio – 0.7%
State of Ohio Series 2018 3.95%, 01/15/2046(l)	10,230	10,230,000

Other – 0.4%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 3.69%, 03/01/2029(l)	2,000	2,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.69%, 03/01/2029(l)	4,000	4,000,000

		6,000,000

Total Short-Term Municipal Notes (cost $35,230,000)		35,230,000

Total Municipal Obligations (cost $1,409,871,286)		1,384,183,749

36 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Consumer Non-Cyclical – 0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$1,000	$959,470
1.777%, 11/15/2030	1,000	845,900
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,264,009
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,763,134
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	770,290
UPMC Series D-1 3.60%, 04/03/2025	5,600	5,561,080

Total Corporates - Investment Grade (cost $12,719,653)		11,163,883

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Series 2024-ML22, Class AUS 4.545%, 10/25/2040	2,493	2,569,054
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024 4.155%, 05/25/2041	1,998	1,976,798

		4,545,852

Non-Agency Fixed Rate CMBS – 0.1%
City of Fort Wayne IN 10.75%, 12/01/2029(c)(d)	87	8
New Hampshire Business Finance Authority Series 2024-3 4.03%, 10/20/2041	1,997	1,917,479

		1,917,487

Non-Agency Floating Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2024-1, Class X 0.49%, 07/01/2051(h)	2,174	83,772
Series 2024-2, Class X 0.51%, 08/20/2039(h)	998	41,348

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2024-2 4.084%, 03/20/2040	$1,000	$962,776

		1,087,896

Total Commercial Mortgage-Backed Securities (cost $7,763,222)		7,551,235

CORPORATES – NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	1,933	1,547,251
DISH DBS Corp. 5.25%, 12/01/2026(b)	959	887,641
5.75%, 12/01/2028(b)	996	871,689

Total Corporates - Non-Investment Grade (cost $3,887,487)		3,306,581

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA HRRB Custodial Trust 5.25%, 07/01/2036	19	19,413
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	830	805,129
5.25%, 07/01/2036	900	903,443
5.25%, 07/01/2041	649	626,988
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2025(c)(d)(i)(k)	904	– 0	–

Total Asset-Backed Securities (cost $3,340,248)		2,354,973

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.971% (CME Term SOFR + 4.11%), 05/25/2025(a) (cost $35,100)	35	35,559

38 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(m)(n)(o) (cost $33,809,693)	33,809,693	$33,809,693

Total Investments – 100.6%
(cost $1,471,426,689)		1,442,405,673
Other assets less liabilities – (0.6)%		(8,979,952)

Net Assets – 100.0%		$1,433,425,721

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.36%	USD 19,310	$(1,437,389)	$(1,384,499)	$(52,890)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	25,000	10/04/2026	2.725%	CPI	#	Maturity	$1,492,819	$	– 0	–	$1,492,819
USD	24,000	01/15/2028	3.232%	CPI	#	Maturity	1,174,346		– 0	–	1,174,346
USD	19,310	01/15/2028	1.230%	CPI	#	Maturity	3,712,143		– 0	–	3,712,143
USD	14,770	01/15/2028	0.735%	CPI	#	Maturity	3,393,343		– 0	–	3,393,343
USD	25,000	10/04/2028	2.661%	CPI	#	Maturity	1,478,394		– 0	–	1,478,394
USD	12,000	08/29/2029	1.748%	CPI	#	Maturity	1,977,445		– 0	–	1,977,445
USD	4,825	01/15/2030	1.572%	CPI	#	Maturity	870,528		– 0	–	870,528
USD	4,825	01/15/2030	1.587%	CPI	#	Maturity	863,677		– 0	–	863,677
USD	1,670	01/15/2030	1.714%	CPI	#	Maturity	278,728		– 0	–	278,728
USD	1,670	01/15/2030	1.731%	CPI	#	Maturity	276,007		– 0	–	276,007
USD	7,850	01/15/2031	2.782%	CPI	#	Maturity	564,101		– 0	–	564,101
USD	6,150	01/15/2031	2.680%	CPI	#	Maturity	505,260		– 0	–	505,260
USD	5,000	04/01/2036	2.438%	CPI	#	Maturity	496,910		– 0	–	496,910
USD	32,000	04/29/2036	2.503%	CPI	#	Maturity	2,839,778		– 0	–	2,839,778
USD	10,000	05/01/2036	2.510%	CPI	#	Maturity	875,910		– 0	–	875,910
USD	10,000	08/03/2036	2.488%	CPI	#	Maturity	773,788		– 0	–	773,788
USD	20,000	08/06/2036	2.440%	CPI	#	Maturity	1,660,348		– 0	–	1,660,348
USD	40,000	10/04/2036	2.510%	CPI	#	Maturity	2,542,707		– 0	–	2,542,707

							$25,776,232	$	– 0	–	$25,776,232

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 39

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	17,600	10/15/2029	1 Day SOFR	3.785%	Annual	$(1,406)	$	– 0	–	$(1,406)
USD	6,374	10/15/2029	1 Day SOFR	3.814%	Annual	7,630		– 0	–	7,630
USD	6,363	10/15/2029	1 Day SOFR	3.740%	Annual	(14,034)		– 0	–	(14,034)
USD	6,363	10/15/2029	1 Day SOFR	3.761%	Annual	(8,293)		– 0	–	(8,293)
USD	21,800	07/31/2031	1 Day SOFR	4.059%	Annual	300,714		2,326		298,388
USD	2,500	09/15/2031	1 Day SOFR	3.358%	Annual	(68,039)		– 0	–	(68,039)
USD	14,400	03/31/2033	3.553%	1 Day SOFR	Annual	381,708		– 0	–	381,708
USD	15,700	08/15/2034	3.264%	1 Day SOFR	Annual	699,743		467		699,276
USD	8,600	08/15/2034	3.304%	1 Day SOFR	Annual	367,661		– 0	–	367,661
USD	6,700	08/15/2034	3.272%	1 Day SOFR	Annual	288,483		– 0	–	288,483

						$1,954,167		$2,793		$1,951,374

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	145,000	07/15/2030	2.730%	CPI#	Maturity	$1,031,861	$	– 0	–	$1,031,861
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,403,640		– 0	–	2,403,640
Bank of America, NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	1,139,482		– 0	–	1,139,482
Bank of America, NA	USD	30,000	02/15/2041	2.463%	CPI#	Maturity	419,122		– 0	–	419,122
Bank of America, NA	USD	20,000	02/15/2045	2.359%	CPI#	Maturity	420,624		– 0	–	420,624
Bank of America, NA	USD	16,500	02/15/2046	2.429%	CPI#	Maturity	151,726		– 0	–	151,726
Bank of America, NA	USD	11,500	02/15/2046	2.442%	CPI#	Maturity	80,298		– 0	–	80,298
Barclays Bank PLC	USD	16,000	04/15/2026	2.218%	CPI#	Maturity	53,911		– 0	–	53,911
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,731,779		– 0	–	2,731,779
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	1,989,763		– 0	–	1,989,763
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,146,212		– 0	–	2,146,212
Barclays Bank PLC	USD	24,500	02/15/2046	2.520%	CPI#	Maturity	(145,159)		– 0	–	(145,159)
Citibank, NA	USD	370,000	07/15/2025	3.130%	CPI#	Maturity	1,091,881		– 0	–	1,091,881
Citibank, NA	USD	18,000	04/15/2026	2.155%	CPI#	Maturity	82,515		– 0	–	82,515
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,361,761		– 0	–	1,361,761
Citibank, NA	USD	13,000	02/15/2041	2.744%	CPI#	Maturity	68,831		– 0	–	68,831
Goldman Sachs International	USD	30,000	04/15/2025	4.740%	CPI#	Maturity	42,003		– 0	–	42,003
Goldman Sachs International	USD	29,000	04/15/2025	4.759%	CPI#	Maturity	15,778		– 0	–	15,778
Goldman Sachs International	USD	29,000	01/15/2027	3.534%	CPI#	Maturity	1,085,474		– 0	–	1,085,474
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI#	Maturity	174,363		– 0	–	174,363
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	726,666		– 0	–	726,666
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	895,866		– 0	–	895,866
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	412,307		– 0	–	412,307

40 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	11,500	02/15/2046	2.449%	CPI#	Maturity	$68,019	$	– 0	–	$68,019
Goldman Sachs International	USD	11,500	02/15/2046	2.450%	CPI#	Maturity	66,128		– 0	–	66,128
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	1,392,450		– 0	–	1,392,450
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	990,385		– 0	–	990,385
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	2,809,742		– 0	–	2,809,742
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,729,291		– 0	–	1,729,291
JPMorgan Chase Bank, NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,332,283		– 0	–	1,332,283
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	3,154,966		– 0	–	3,154,966

							$29,923,968	$	– 0	–	$29,923,968

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD 11,075	10/09/2029	1.125%	SIFMA*	Quarterly	$886,085	$	– 0	–	$886,085

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $99,216,505 or 6.9% of net assets.

(c)	Non-income producing security.

(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.69% of net assets as of October 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,761,643	$4,463,186	0.31%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	1,038,658	40,000	0.00%

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 41

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	07/21/2022	$1,036,663	$40,000		0.00%
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040	05/16/2019	251,678	25		0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	425,000	– 0	–	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	440,000	– 0	–	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,190,000	1,187,236		0.08%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019	2,195,139	1,040,689		0.07%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.084%, 11/01/2046	06/24/2024	1,965,000	1,962,289		0.14%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,310,000	1,314,227		0.09%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	150,000		0.01%
University of Toledo Series 2023-B 4.281%, 06/01/2036	06/30/2023	9,770,000	9,553,930		0.67%

42 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$5,000,000	$4,523,206	0.32%

(f)	Inverse floater security.

(g)	When-Issued or delayed delivery security.

(h)	IO – Interest Only.

(i)	Fair valued by the Adviser.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2024.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of October 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 43

STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,437,616,996)	$1,408,595,980
Affiliated issuers (cost $33,809,693)	33,809,693
Cash collateral due from broker	13,069,361
Unrealized appreciation on inflation swaps	30,069,127
Interest receivable	17,251,719
Receivable for terminated centrally cleared inflation swaps	1,452,089
Receivable for capital stock sold	956,904
Unrealized appreciation on interest rate swaps	886,085
Receivable for investment securities sold	122,000
Affiliated dividends receivable	65,035
Receivable due from Adviser	21,877

Total assets	1,506,299,870

Liabilities
Due to custodian	25,872,227
Cash collateral due to broker	21,858,394
Payable for investment securities purchased	21,447,622
Payable for variation margin on centrally cleared swaps	1,287,717
Payable for capital stock redeemed	1,159,320
Advisory fee payable	598,270
Unrealized depreciation on inflation swaps	145,159
Distribution fee payable	81,797
Administrative fee payable	56,982
Transfer Agent fee payable	13,362
Directors’ fees payable	3,369
Accrued expenses	349,930

Total liabilities	72,874,149

Net Assets	$1,433,425,721

Composition of Net Assets
Capital stock, at par	$133,637
Additional paid-in capital	1,484,474,752
Accumulated loss	(51,182,668)

Net Assets	$1,433,425,721

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$141,375,200	13,140,891	$10.76	*

C	$14,848,381	1,381,840	$10.75

Advisor	$553,108,445	51,377,178	$10.77

1	$484,090,020	45,295,860	$10.69

2	$240,003,675	22,440,738	$10.69

*	The maximum offering price per share for Class A shares was $11.09 which reflects a sales charge of 3.00%.

See notes to financial statements.

44 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Interest	$47,134,401
Dividends—Affiliated issuers	661,281	$47,795,682

Expenses
Advisory fee (see Note B)	7,480,630
Distribution fee—Class A	399,873
Distribution fee—Class C	170,006
Distribution fee—Class 1	480,606
Transfer agency—Class A	71,118
Transfer agency—Class C	7,641
Transfer agency—Advisor Class	258,311
Transfer agency—Class 1	27,119
Transfer agency—Class 2	14,252
Custody and accounting	141,702
Administrative	97,585
Audit and tax	92,705
Printing	87,167
Registration fees	57,268
Legal	54,955
Directors’ fees	40,324
Miscellaneous	121,916

Total expenses	9,603,178
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,034,672)

Net expenses		8,568,506

Net investment income		39,227,176

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(33,076,199)
Swaps		20,996,638
Net change in unrealized appreciation (depreciation) of:
Investments		118,487,572
Swaps		(34,173,182)

Net gain on investment transactions		72,234,829

Net Increase in Net Assets from Operations		$111,462,005

See notes to financial statements.

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 45

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$39,227,176	$41,976,874
Net realized loss on investment transactions	(12,079,561)	(2,159,509)
Net change in unrealized appreciation (depreciation) of investments	84,314,390	27,161,690

Net increase in net assets from operations	111,462,005	66,979,055
Distributions to Shareholders
Class A	(3,957,926)	(4,978,141)
Class C	(288,658)	(322,763)
Advisor Class	(15,990,481)	(19,005,152)
Class 1	(12,678,473)	(13,585,528)
Class 2	(6,928,342)	(7,460,044)
Capital Stock Transactions
Net decrease	(216,488,578)	(636,425,654)

Total decrease	(144,870,453)	(614,798,227)
Net Assets
Beginning of period	1,578,296,174	2,193,094,401

End of period	$1,433,425,721	$1,578,296,174

See notes to financial statements.

46 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of seven portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Municipal Bond Inflation Strategy (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class 1 and Class 2 shares. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class B, Class R, Class K, Class I and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases not exceeding $500,000. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class 2 shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Class 1 shares are sold without an initial or contingent deferred sales charge, but are subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 47

NOTES TO FINANCIAL STATEMENTS (continued)

“Adviser”) serves as the Company’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

48 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 49

NOTES TO FINANCIAL STATEMENTS (continued)

modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,348,953,749	$0	(a)	$1,348,953,749
Short-Term Municipal Notes		– 0	–	35,230,000	– 0	–	35,230,000
Corporates – Investment Grade		– 0	–	11,163,883	– 0	–	11,163,883
Commercial Mortgage-Backed Securities		– 0	–	7,551,235	– 0	–	7,551,235
Corporates – Non-Investment Grade		– 0	–	3,306,581	– 0	–	3,306,581
Asset-Backed Securities		– 0	–	2,354,973	– 0	–	2,354,973

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Collateralized Mortgage Obligations	$	– 0	–	$35,559		$	– 0	–	$35,559
Short-Term Investments		33,809,693		– 0	–		– 0	–	33,809,693

Total Investments in Securities		33,809,693		1,408,595,980			0	(a)	1,442,405,673
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	25,776,232			– 0	–	25,776,232	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	2,045,939			– 0	–	2,045,939	(c)
Inflation (CPI) Swaps		– 0	–	30,069,127			– 0	–	30,069,127
Interest Rate Swaps		– 0	–	886,085			– 0	–	886,085
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(1,437,389)			– 0	–	(1,437,389	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(91,772)			– 0	–	(91,772	)(c)
Credit Default Swaps		– 0	–	(145,159)			– 0	–	(145,159)

Total		$33,809,693		$1,465,699,043			$0	(a)	$1,499,508,736

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the

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identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes original issue and market discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest) on an annual basis (the “Expense Caps”) to .75%, 1.50%, .50%, .60% and .50% of the daily average net assets for the Class A, Class C, Advisor Class, Class 1 and Class 2 shares, respectively. This fee waiver

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and/or expense reimbursement agreement will remain in effect until January 31, 2025 and then may be extended by the Adviser for additional one-year terms. For the year ended October 31, 2024, such reimbursements/waivers amounted to $1,013,507.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $97,585.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $95,095 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $45 from the sale of Class A shares and received $2,300 and $927 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $21,165.

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A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,662	$470,517	$443,369	$33,810	$661

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares and .10% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class and Class 2 shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $523,782 and $1,796,873 for Class C and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$352,488,594	$633,422,077
U.S. government securities	6,751,594	114,377

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The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,471,781,964

Gross unrealized appreciation	$71,682,922
Gross unrealized depreciation	(42,643,571)

Net unrealized appreciation	$29,039,351

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on

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the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into

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interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended October 31, 2024, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended October 31, 2024, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the

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buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended October 31, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of

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default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$52,890	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$27,819,378	*	Payable for variation margin on centrally cleared swaps	91,772

Interest rate contracts	Unrealized appreciation on interest rate swaps	886,085

Interest rate contracts	Unrealized appreciation on inflation swaps	30,069,127		Unrealized depreciation on inflation swaps	145,159

Total		$58,774,590			$289,821

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$22,413,900	$(34,062,321)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,417,262)	(110,861)

Total		$20,996,638	$(34,173,182)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2024:

Interest Rate Swaps:
Average notional amount	$11,075,000
Inflation Swaps:
Average notional amount	$1,031,884,615
Centrally Cleared Interest Rate Swaps:
Average notional amount	$91,838,462
Centrally Cleared Inflation Swaps:
Average notional amount	$447,791,538
Credit Default Swaps:
Average notional amount of sale contracts	$1,214,503	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$15,330,692
Average notional amount of sale contracts	$1,554,300	(b)

(a)	Positions were open for nine months during the year.

(b)	Positions were open for one month during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives

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and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$5,646,753	$	– 0	–	$	– 0	–	$(5,248,397)		$398,356
Barclays Bank PLC	6,921,665		(145,159)			(6,631,500)		– 0	–	145,006
Citibank, NA	3,491,073		– 0	–		(3,491,073)		– 0	–	– 0	–
Goldman Sachs International	3,486,604		– 0	–		– 0	–	(3,486,604)		– 0	–
JPMorgan Chase Bank, NA	11,409,117		– 0	–		(11,352,000)		– 0	–	57,117

Total	$30,955,212		$(145,159)			$(21,474,573)		$(8,735,001)		$600,479	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$145,159	$(145,159)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$145,159	$(145,159)	$	– 0	–	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for Class A, Class C, Advisor Class, Class 1 and Class 2 were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	2,136,396	3,487,357	$22,889,300	$36,572,812

Shares issued in reinvestment of dividends	228,720	292,953	2,444,857	3,073,982

Shares converted from Class C	54,227	55,084	579,133	577,398

Shares redeemed	(7,361,147)	(15,928,322)	(78,759,878)	(167,072,852)

Net decrease	(4,941,804)	(12,092,928)	$(52,846,588)	$(126,848,660)

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	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class C
Shares sold	144,757	336,732	$1,551,558	$3,519,598

Shares issued in reinvestment of dividends	20,352	24,027	217,500	252,105

Shares converted to Class A	(54,288)	(55,153)	(579,133)	(577,398)

Shares redeemed	(565,210)	(1,010,750)	(6,057,587)	(10,597,238)

Net decrease	(454,389)	(705,144)	$(4,867,662)	$(7,402,933)

Advisor Class
Shares sold	19,040,101	27,383,477	$204,074,117	$287,848,170

Shares issued in reinvestment of dividends	909,873	1,175,811	9,738,632	12,350,382

Shares redeemed	(27,947,357)	(61,754,813)	(299,048,243)	(649,022,834)

Net decrease	(7,997,383)	(33,195,525)	$(85,235,494)	$(348,824,282)

Class 1
Shares sold	8,014,259	7,223,576	$85,581,583	$75,546,207

Shares issued in reinvestment of dividends	827,451	940,761	8,790,476	9,816,809

Shares redeemed	(12,980,418)	(17,097,406)	(138,177,287)	(178,630,464)

Net decrease	(4,138,708)	(8,933,069)	$(43,805,228)	$(93,267,448)

Class 2
Shares sold	2,897,826	2,589,026	$30,871,528	$27,123,232

Shares issued in reinvestment of dividends	373,686	388,681	3,973,568	4,058,383

Shares redeemed	(6,052,907)	(8,712,862)	(64,578,702)	(91,263,946)

Net decrease	(2,781,395)	(5,735,155)	$(29,733,606)	$(60,082,331)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling

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to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration

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of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,601,312	$7,006,894

Total taxable distributions	$1,601,312	$7,006,894
Tax-exempt distributions	38,242,568	38,344,734

Total distributions paid	$39,843,880	$45,351,628

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$26,873
Accumulated capital and other losses	(80,249,826	)(a)
Unrealized appreciation (depreciation)	29,039,663	(b)

Total accumulated earnings (deficit)	$(51,183,290)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $80,249,826.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $73,839,602 and

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NOTES TO FINANCIAL STATEMENTS (continued)

a net long-term capital loss carryforward of $6,410,224, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.28	$ 10.24	$ 11.03	$ 10.30	$ 10.24

Income From Investment Operations

Net investment income(a)(b)	.26	.21	.13	.16	.22

Net realized and unrealized gain (loss) on investment transactions	.48	.06	(.79)	.75	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.74	.27	(.66)	.91	.29

Less: Dividends

Dividends from net investment income	(.26)	(.23)	(.13)	(.18)	(.23)

Net asset value, end of period	$ 10.76	$ 10.28	$ 10.24	$ 11.03	$ 10.30

Total Return

Total investment return based on net asset value(e)*	7.29%	2.60%	(6.06)%	8.89%	2.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$141,375	$185,881	$308,986	$364,599	$138,454

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(f)	.84%	.85%	.82%	.84%	.85%

Net investment income(b)	2.44%	2.02%	1.24%	1.51%	2.14%

Portfolio turnover rate	25%	26%	27%	10%	29%

See footnote summary on page 72.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.27	$ 10.23	$ 11.02	$ 10.29	$ 10.22

Income From Investment Operations

Net investment income(a)(b)	.18	.13	.06	.08	.14

Net realized and unrealized gain (loss) on investment transactions	.48	.06	(.80)	.74	.08	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.01	– 0	–

Net increase (decrease) in net asset value from operations	.66	.19	(.74)	.83	.22

Less: Dividends

Dividends from net investment income	(.18)	(.15)	(.05)	(.10)	(.15)

Net asset value, end of period	$ 10.75	$ 10.27	$ 10.23	$ 11.02	$ 10.29

Total Return

Total investment return based on net asset value(e)*	6.47%	1.83%	(6.75)%	8.12%	2.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,848	$18,850	$25,986	$20,086	$6,710

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	1.50%	1.51%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(f)	1.59%	1.60%	1.58%	1.59%	1.61%

Net investment income(b)	1.69%	1.28%	.54%	.75%	1.43%

Portfolio turnover rate	25%	26%	27%	10%	29%

See footnote summary on page 72.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.29	$ 10.25	$ 11.04	$ 10.31	$ 10.24

Income From Investment Operations

Net investment income(a)(b)	.29	.24	.16	.18	.25

Net realized and unrealized gain (loss) on investment transactions	.48	.06	(.80)	.75	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.01	– 0	–

Net increase (decrease) in net asset value from operations	.77	.30	(.64)	.94	.32

Less: Dividends

Dividends from net investment income	(.29)	(.26)	(.15)	(.21)	(.25)

Net asset value, end of period	$ 10.77	$ 10.29	$ 10.25	$ 11.04	$ 10.31

Total Return

Total investment return based on net asset value(e)*	7.56%	2.85%	(5.82)%	9.14%	3.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$553,109	$610,806	$948,603	$837,132	$185,829

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(f)	.59%	.60%	.58%	.59%	.60%

Net investment income(b)	2.69%	2.28%	1.52%	1.70%	2.43%

Portfolio turnover rate	25%	26%	27%	10%	29%

See footnote summary on page 72.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.21	$ 10.18	$ 10.97	$ 10.25	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.28	.23	.15	.18	.23

Net realized and unrealized gain (loss) on investment transactions	.48	.05	(.79)	.74	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.76	.28	(.64)	.92	.30

Less: Dividends

Dividends from net investment income	(.28)	(.25)	(.15)	(.20)	(.24)

Net asset value, end of period	$ 10.69	$ 10.21	$ 10.18	$ 10.97	$ 10.25

Total Return

Total investment return based on net asset value(e)*	7.51%	2.71%	(5.92)%	9.01%	3.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$484,090	$504,943	$594,155	$555,642	$444,500

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.60%	.61%	.60%	.60%	.60%

Expenses, before waivers/reimbursements(f)	.65%	.66%	.64%	.66%	.67%

Net investment income(b)	2.59%	2.19%	1.43%	1.72%	2.33%

Portfolio turnover rate	25%	26%	27%	10%	29%

See footnote summary on page 72.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 2
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.22	$ 10.19	$ 10.98	$ 10.25	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.29	.24	.17	.20	.24

Net realized and unrealized gain (loss) on investment transactions	.47	.05	(.80)	.74	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.77	.29	(.63)	.94	.31

Less: Dividends

Dividends from net investment income	(.29)	(.26)	(.16)	(.21)	(.25)

Net asset value, end of period	$ 10.69	$ 10.22	$ 10.19	$ 10.98	$ 10.25

Total Return

Total investment return based on net asset value(e)*	7.51%	2.81%	(5.83)%	9.21%	3.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$240,004	$257,816	$315,364	$238,315	$215,763

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.50%	.51%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(f)	.55%	.56%	.55%	.56%	.57%

Net investment income(b)	2.69%	2.28%	1.56%	1.84%	2.43%

Portfolio turnover rate.	25%	26%	27%	10%	29%

See footnote summary on page 72.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended October 31,
	2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.84%	.84%	.82%	.84%	.85%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.59%	1.59%	1.58%	1.59%	1.61%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.59%	.59%	.58%	.59%	.60%
Class 1
Net of waivers/reimbursements	.60%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.65%	.65%	.64%	.66%	.67%
Class 2
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.55%	.55%	.55%	.56%	.57%

*	Includes the impact of proceeds received by the Fund in connection with a trade-error reimbursement from the Adviser, which enhanced performance by .03% for the year ended October 31, 2021.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Municipal Bond Inflation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Municipal Bond Inflation Strategy (the “Fund”) (one of the portfolios constituting AB Bond Fund, Inc. (the “Company”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Bond Fund, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 23, 2024

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Bond Inflation Strategy (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

78 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

NOTES

abfunds.com	AB MUNICIPAL BOND INFLATION STRATEGY | 79

NOTES

80 | AB MUNICIPAL BOND INFLATION STRATEGY	abfunds.com

AB MUNICIPAL BOND INFLATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MBIS-0151-1024

OCT  10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TOTAL RETURN BOND PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 31.6%
Industrial – 15.4%
Basic – 0.6%
Freeport Indonesia PT 4.763%, 04/14/2027(a)	U.S.$	390	$388,050
Glencore Funding LLC 5.338%, 04/04/2027(a)		322	325,564
6.50%, 10/06/2033(a)		94	100,991
Nexa Resources SA 6.75%, 04/09/2034(a)		200	205,500

			1,020,105

Capital Goods – 1.8%
Boeing Co. (The) 3.25%, 02/01/2028		126	118,323
3.625%, 02/01/2031		66	59,582
5.15%, 05/01/2030		94	92,864
6.298%, 05/01/2029(a)		90	93,243
6.528%, 05/01/2034(a)		131	138,104
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		417	417,396
CNH Industrial Capital LLC 5.10%, 04/20/2029		266	267,841
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	546,242
Flowserve Corp. 2.80%, 01/15/2032		425	360,612
Regal Rexnord Corp. 6.05%, 02/15/2026		401	405,050
Waste Management, Inc. 4.50%, 03/15/2028		402	401,317

			2,900,574

Communications - Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		97	85,142
5.125%, 07/01/2049		198	155,283
6.10%, 06/01/2029		183	186,752
Discovery Communications LLC 5.20%, 09/20/2047		178	139,103
5.30%, 05/15/2049		81	63,070
Fox Corp. 6.50%, 10/13/2033		375	399,304
Paramount Global 7.875%, 07/30/2030		378	407,136

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prosus NV 3.061%, 07/13/2031(a)	U.S.$	361	$307,301
3.257%, 01/19/2027(a)		219	209,145
Tencent Holdings Ltd. 3.24%, 06/03/2050(a)		328	231,037
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		207	199,302

			2,382,575

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035		109	102,147

Consumer Cyclical - Automotive – 1.5%
Ford Motor Co. 3.25%, 02/12/2032		536	448,836
General Motors Financial Co., Inc. 5.75%, 02/08/2031		442	450,208
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		501	473,916
6.50%, 03/10/2028(a)		20	20,517
Hyundai Capital America 5.25%, 01/08/2027(a)		103	103,764
5.30%, 03/19/2027(a)		82	82,854
6.10%, 09/21/2028(a)		234	242,227
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		522	501,308

			2,323,630

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		104	106,181

Consumer Cyclical - Other – 0.6%
DR Horton, Inc. 5.00%, 10/15/2034		252	245,937
Marriott International, Inc./MD 4.90%, 04/15/2029		384	384,764
5.35%, 03/15/2035		24	23,880
MDC Holdings, Inc. 6.00%, 01/15/2043		346	354,245

			1,008,826

Consumer Non-Cyclical – 2.9%
Altria Group, Inc. 3.40%, 05/06/2030		750	691,755

2 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BAT Capital Corp. 2.259%, 03/25/2028	U.S.$	864	$792,651
Cargill, Inc. 5.125%, 10/11/2032(a)		248	252,087
CVS Health Corp. 5.70%, 06/01/2034		297	298,375
General Mills, Inc. 4.70%, 01/30/2027		123	123,093
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		413	416,469
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(a)		212	227,563
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	398,622
Philip Morris International, Inc. 5.375%, 02/15/2033		469	475,289
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		349	378,648
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		417	409,940
Tyson Foods, Inc. 5.70%, 03/15/2034		143	145,883

			4,610,375

Energy – 3.2%
Columbia Pipelines Holding Co., LLC 5.097%, 10/01/2031(a)		132	128,989
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		550	454,718
5.75%, 01/15/2031(a)		237	237,083
Devon Energy Corp. 5.20%, 09/15/2034		421	404,804
Energy Transfer LP 5.60%, 09/01/2034		414	417,076
Marathon Oil Corp. 6.80%, 03/15/2032		650	714,578
Occidental Petroleum Corp. 5.20%, 08/01/2029		128	127,530
5.375%, 01/01/2032		136	134,201
6.625%, 09/01/2030		138	145,009
ONEOK, Inc. 6.05%, 09/01/2033		183	190,230
Ovintiv, Inc. 6.50%, 02/01/2038		43	44,281

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034	U.S.$	414	$417,714
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		412	396,406
Suncor Energy, Inc. 6.80%, 05/15/2038		291	317,059
Var Energi ASA 7.50%, 01/15/2028(a)		314	333,540
8.00%, 11/15/2032(a)		402	455,723
Williams Cos., Inc. (The) 4.80%, 11/15/2029		189	187,828

			5,106,769

Other Industrial – 0.0%
LKQ Corp. 6.25%, 06/15/2033		26	26,832

Services – 0.5%
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	320	373,316
Mastercard, Inc. 4.55%, 01/15/2035	U.S.$	298	288,973
Moody’s Corp. 5.00%, 08/05/2034		214	212,673

			874,962

Technology – 1.9%
Apple, Inc. 4.10%, 08/08/2062		350	289,859
Broadcom, Inc. 4.15%, 02/15/2028		63	61,853
4.926%, 05/15/2037(a)		410	393,137
5.05%, 07/12/2027		157	158,534
Entegris, Inc. 4.75%, 04/15/2029(a)		395	382,467
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		171	169,569
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	410	468,334
Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	279	271,576
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		277	282,967
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		298	274,705
TSMC Arizona Corp. 3.875%, 04/22/2027		241	236,688

			2,989,689

4 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.4%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	U.S.$	129	$125,170
5.308%, 10/20/2031(a)		164	158,467
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		401	396,280

			679,917

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		145	144,065

Transportation - Services – 0.2%
Ryder System, Inc. 5.375%, 03/15/2029		347	352,715

			24,629,362

Financial Institutions – 14.2%
Banking – 11.4%
Ally Financial, Inc. 6.992%, 06/13/2029		270	281,734
American Express Co. 5.098%, 02/16/2028		436	439,248
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		200	223,836
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		635	618,617
Banco Santander SA 4.175%, 03/24/2028		400	392,196
9.625%, 05/21/2033(b)		200	231,032
Bank of America Corp. 2.687%, 04/22/2032		207	179,519
2.972%, 02/04/2033		535	464,385
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		212	215,774
6.253%, 09/16/2026(a)		215	216,914
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		133	135,075
Barclays PLC 6.224%, 05/09/2034		232	243,113
BNP Paribas SA 5.497%, 05/20/2030(a)		436	442,004
BPCE SA 6.508%, 01/18/2035(a)		443	455,510
CaixaBank SA 6.037%, 06/15/2035(a)		200	205,126
6.684%, 09/13/2027(a)		235	242,090

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital One Financial Corp. 5.468%, 02/01/2029	U.S.$	118	$119,418
6.377%, 06/08/2034		319	334,264
Citigroup, Inc. 4.542%, 09/19/2030		421	412,420
Series W 4.00%, 12/10/2025(b)		329	320,821
Credit Agricole SA 6.251%, 01/10/2035(a)		359	370,922
Danske Bank A/S 4.613%, 10/02/2030(a)		208	203,045
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		265	264,656
7.146%, 07/13/2027		298	307,688
Discover Bank Series B 5.974%, 08/09/2028		250	253,360
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		500	430,045
2.65%, 10/21/2032		34	28,992
Series V 4.125%, 11/10/2026(b)		268	256,723
HSBC Holdings PLC 4.583%, 06/19/2029		224	220,255
7.39%, 11/03/2028		315	335,560
7.399%, 11/13/2034		277	309,368
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		219	241,956
JPMorgan Chase & Co. 2.963%, 01/25/2033		619	540,746
KBC Group NV 4.932%, 10/16/2030(a)		408	403,879
Lloyds Banking Group PLC 4.976%, 08/11/2033		304	296,421
5.462%, 01/05/2028		361	365,195
7.50%, 09/27/2025(b)		381	382,924
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		208	211,143
Morgan Stanley 0.406%, 10/29/2027	EUR	309	319,027
Series G 2.239%, 07/21/2032	U.S.$	287	240,322
Nationwide Building Society 2.972%, 02/16/2028(a)		398	380,038
NatWest Group PLC 3.032%, 11/28/2035		204	177,262
8.125%, 11/10/2033(b)		249	266,208

6 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PNC Financial Services Group, Inc. (The) Series R 8.317% (CME Term SOFR 3 Month + 3.30%), 12/02/2024(b)(c)	U.S.$	62	$62,092
Santander Holdings USA, Inc. 6.174%, 01/09/2030		50	51,183
6.499%, 03/09/2029		28	28,870
Santander UK Group Holdings PLC 6.833%, 11/21/2026		607	616,779
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)		207	209,455
Societe Generale SA 2.797%, 01/19/2028(a)		537	508,571
Standard Chartered PLC 3.971%, 03/30/2026(a)		268	266,213
6.364% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a)(b)(c)		400	368,556
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		263	268,365
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		201	199,472
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		145	142,503
UBS Group AG 3.875%, 06/02/2026(a)(b)		312	295,392
6.373%, 07/15/2026(a)		369	371,937
UniCredit SpA 1.982%, 06/03/2027(a)		205	195,326
2.569%, 09/22/2026(a)		391	381,268
3.127%, 06/03/2032(a)		356	310,881
Wells Fargo & Co. 3.35%, 03/02/2033		598	531,616
5.574%, 07/25/2029		98	100,049
Series BB 3.90%, 03/15/2026(b)		273	264,179

			18,151,538

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		469	449,996

Finance – 0.7%
Aircastle Ltd. 5.95%, 02/15/2029(a)		62	63,317
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		449	431,220
1.95%, 09/20/2026(a)		133	125,603

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.50%, 11/01/2027(a)	U.S.$	90	$85,730
4.125%, 08/01/2025(a)		5	4,962
4.875%, 10/01/2025(a)		153	152,715
5.50%, 12/15/2024(a)		294	293,997

			1,157,544

Insurance – 1.2%
Athene Global Funding 1.985%, 08/19/2028(a)		142	126,707
2.55%, 11/19/2030(a)		34	29,222
2.717%, 01/07/2029(a)		53	48,095
5.583%, 01/09/2029(a)		20	20,290
5.62%, 05/08/2026(a)		250	252,257
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	769,878
Principal Life Global Funding II 5.10%, 01/25/2029(a)		286	289,037
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	199,944
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	200,978

			1,936,408

REITs – 0.6%
American Tower Corp. 2.10%, 06/15/2030		147	126,207
5.20%, 02/15/2029		141	142,526
Crown Castle, Inc. 5.60%, 06/01/2029		100	102,557
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		310	267,645
4.00%, 01/15/2031		114	104,591
Trust Fibra Uno 5.25%, 01/30/2026(a)		252	251,118

			994,644

			22,690,130

Utility – 2.0%
Electric – 2.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		264	233,638
Alexander Funding Trust II 7.467%, 07/31/2028(a)		184	194,698
American Electric Power Co., Inc. 6.95%, 12/15/2054		153	159,813
CenterPoint Energy Houston Electric LLC 5.05%, 03/01/2035		299	298,103

8 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041	U.S.$	306	$238,053
Electricite de France SA 9.125%, 03/15/2033(a)(b)		283	321,318
Enel Finance International NV 5.50%, 06/26/2034(a)		413	416,015
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	311,308
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		245	231,035
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		45	46,179
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		161	159,852
NRG Energy, Inc. 7.00%, 03/15/2033(a)		362	392,270
Pacific Gas and Electric Co. 5.55%, 05/15/2029		81	82,488
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)		134	145,893

			3,230,663

Total Corporates - Investment Grade (cost $51,338,504)			50,550,155

MORTGAGE PASS-THROUGHS – 22.2%
Agency Fixed Rate 30-Year – 21.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		149	135,889
3.50%, 11/01/2049		200	181,926
Series 2022 2.00%, 03/01/2052		1,707	1,364,801
2.50%, 04/01/2052		2,030	1,701,868
3.00%, 03/01/2052		1,131	984,853
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		59	60,266
Series 2007 5.50%, 07/01/2035		9	9,034
Series 2016 4.00%, 02/01/2046		441	419,811
Series 2017 4.00%, 07/01/2044		296	280,795

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018 4.50%, 03/01/2048	U.S.$	114	$110,160
4.50%, 10/01/2048		278	269,309
4.50%, 11/01/2048		337	326,632
5.00%, 11/01/2048		147	145,720
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		17	17,287
5.50%, 07/01/2033		38	38,444
Series 2004 5.50%, 04/01/2034		5	4,787
5.50%, 05/01/2034		11	11,567
5.50%, 11/01/2034		17	17,249
5.50%, 01/01/2035		163	166,823
Series 2005 5.50%, 02/01/2035		23	23,849
Series 2007 5.50%, 08/01/2037		116	118,228
Series 2010 4.00%, 12/01/2040		178	169,362
Series 2012 3.50%, 02/01/2042		116	106,999
3.50%, 11/01/2042		1,240	1,145,933
3.50%, 01/01/2043		209	192,672
Series 2013 3.50%, 04/01/2043		727	670,387
4.00%, 10/01/2043		426	403,000
Series 2016 3.50%, 01/01/2047		328	297,996
Series 2018 4.50%, 09/01/2048		593	573,372
Series 2019 3.50%, 08/01/2049		471	428,183
3.50%, 09/01/2049		219	199,588
3.50%, 11/01/2049		434	394,446
Series 2021 2.00%, 07/01/2051		1,820	1,449,360
2.00%, 12/01/2051		1,842	1,463,724
2.50%, 01/01/2052		572	479,375
Series 2022 2.50%, 03/01/2052		1,251	1,049,194
2.50%, 04/01/2052		1,263	1,058,061
2.50%, 05/01/2052		1,694	1,419,584
3.00%, 02/01/2052		1,495	1,302,503
3.00%, 03/01/2052		1,889	1,645,295
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		62	54,655

10 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.00%, 05/20/2046	U.S.$	149	$131,806
Series 2021 4.50%, 11/20/2054, TBA		994	949,256
Series 2023 5.00%, 11/15/2054, TBA		2,900	2,832,846
5.50%, 04/20/2053		989	984,775
Series 2024 6.00%, 11/15/2054, TBA		2,807	2,827,879
Uniform Mortgage-Backed Security Series 2023 3.00%, 11/14/2054, TBA		968	833,690
5.50%, 11/15/2054, TBA		3,163	3,132,729
6.00%, 11/15/2054, TBA		1,614	1,624,777

			34,210,745

Agency Fixed Rate 15-Year – 0.8%
Federal National Mortgage Association Series 2016
2.50%, 08/01/2031		74	70,243
2.50%, 11/01/2031		322	304,502
2.50%, 12/01/2031		438	414,061
2.50%, 01/01/2032		104	98,651
Series 2017 2.50%, 02/01/2032		495	468,401

			1,355,858

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.25% (RFUCCT1Y + 2.00%), 01/01/2037(c)		7	7,486

Total Mortgage Pass-Throughs (cost $38,174,796)			35,574,089

GOVERNMENTS - TREASURIES – 19.5%
United States – 19.5%
U.S. Treasury Bonds 1.25%, 05/15/2050		358	179,806
3.25%, 05/15/2042		517	434,667
3.375%, 08/15/2042		992	848,106
3.625%, 05/15/2053		481	413,682
3.875%, 02/15/2043		3,078	2,815,591
3.875%, 05/15/2043		213	193,840
4.00%, 11/15/2042		2,061	1,920,772
4.125%, 08/15/2053		119	111,916
4.375%, 08/15/2043		286	279,329
4.50%, 02/15/2044		270	266,933

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.625%, 05/15/2044	U.S.$	4,190	$4,211,806
4.625%, 05/15/2054		2,143	2,194,594
4.75%, 11/15/2043		638	652,641
4.75%, 11/15/2053		497	518,744
U.S. Treasury Notes 4.125%, 03/31/2029		3,157	3,151,474
4.25%, 02/28/2029		5,050	5,066,858
4.375%, 08/31/2028		1,227	1,235,718
4.375%, 11/30/2028		1,783	1,796,550
4.875%, 10/31/2028		4,850	4,974,936

Total Governments - Treasuries (cost $31,843,920)			31,267,963

ASSET-BACKED SECURITIES – 8.0%
Autos - Fixed Rate – 4.2%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)		146	146,403
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		99	99,537
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		475	478,754
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		48	45,518
Series 2021-N4, Class D 2.30%, 09/11/2028		93	89,758
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		320	315,148
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)		349	351,646
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		30	29,604
Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		112	113,612
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	954,914
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	984,626

12 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)	U.S.$	542	$516,780
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		450	442,721
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		356	361,477
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		155	158,128
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)		201	202,860
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)		541	521,462
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		146	147,528
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		66	66,175
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		228	229,871
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		141	141,743
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		137	137,485
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(a)		37	37,370
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)		240	242,585

			6,815,705

Other ABS - Fixed Rate – 3.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		725	659,058
ACHV ABS Trust Series 2023-4CP, Class B 7.24%, 11/25/2030(a)		228	229,145

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)	U.S.$	8	$7,967
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		2	1,773
Atalaya Equipment Leasing Trust Series 2021-1A, Class C 2.69%, 06/15/2028(a)		600	584,310
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		137	128,413
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)		188	171,254
Conn’s Receivables Funding LLC Series 2024-A, Class A 7.05%, 01/16/2029(a)		10	9,678
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)		519	505,364
Series 2021-1, Class D 2.81%, 03/15/2029(a)		260	249,826
Series 2023-1, Class A2 5.99%, 03/15/2032(a)		318	320,174
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)		566	512,839
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		214	193,193
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		206	214,202
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)		338	315,810
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		357	321,821
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		388	396,030
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		220	189,989
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)		198	200,563

14 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2024-2, Class A 6.319%, 08/15/2031(a)	U.S.$	117	$118,190
Series 2024-3, Class A 6.258%, 10/15/2031(a)		211	212,604
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)		209	209,485

			5,751,688

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		251	253,471

Total Asset-Backed Securities (cost $13,132,782)			12,820,864

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.2%
Risk Share Floating Rate – 5.0%
Bellemeade Re Ltd. Series 2022-1, Class M1C 8.557% (CME Term SOFR + 3.70%), 01/26/2032(a)(c)		672	686,537
Series 2023-1, Class M1A 7.057% (CME Term SOFR + 2.20%), 10/25/2033(a)(c)		254	256,289
Connecticut Avenue Securities Trust Series 2020-R01, Class 1B1 8.221% (CME Term SOFR + 3.36%), 01/25/2040(a)(c)		500	516,565
Series 2022-R01, Class 1B1 8.007% (CME Term SOFR + 3.15%), 12/25/2041(a)(c)		625	640,861
Series 2022-R02, Class 2M1 6.057% (CME Term SOFR + 1.20%), 01/25/2042(a)(c)		185	185,202
Series 2023-R02, Class 1M1 7.157% (CME Term SOFR + 2.30%), 01/25/2043(a)(c)		173	177,322
Series 2023-R07, Class 2M1 6.807% (CME Term SOFR + 1.95%), 09/25/2043(a)(c)		328	329,490
Series 2024-R02, Class 1M1 5.957% (CME Term SOFR + 1.10%), 02/25/2044(a)(c)		139	139,427
Series 2024-R04, Class 1M1 5.957% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)		243	243,115

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.771% (CME Term SOFR + 4.91%), 05/25/2028(c)	U.S.$	104	$107,285
Series 2019-FTR3, Class B2 10.195% (CME Term SOFR + 4.91%), 09/25/2047(a)(c)		700	741,579
Series 2021-HQA4, Class M2 7.207% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		513	517,475
Series 2022-DNA2, Class M2 8.607% (CME Term SOFR + 3.75%), 02/25/2042(a)(c)		605	633,267
Series 2024-DNA1, Class M1 6.207% (CME Term SOFR + 1.35%), 02/25/2044(a)(c)		296	296,279
Series 2024-HQA1, Class M1 6.107% (CME Term SOFR + 1.25%), 03/25/2044(a)(c)		308	308,389
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1B 17.221% (CME Term SOFR + 12.36%), 09/25/2028(c)		148	168,904
Series 2016-C03, Class 1B 16.721% (CME Term SOFR + 11.86%), 10/25/2028(c)		99	112,842
Series 2016-C06, Class 1B 14.221% (CME Term SOFR + 9.36%), 04/25/2029(c)		375	419,314
Series 2016-C07, Class 2B 14.471% (CME Term SOFR + 9.61%), 05/25/2029(c)		377	428,594
Series 2017-C04, Class 2M2 7.821% (CME Term SOFR + 2.96%), 11/25/2029(c)		152	156,916
Series 2021-R02, Class 2B1 8.157% (CME Term SOFR + 3.30%), 11/25/2041(a)(c)		441	454,456
Home Re Ltd. Series 2023-1, Class M1A 7.007% (CME Term SOFR + 2.15%), 10/25/2033(a)(c)		200	200,542
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.221% (CME Term SOFR + 4.36%), 11/25/2024(a)(c)		16	16,713

16 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.321% (CME Term SOFR + 3.46%), 02/25/2025(a)(c)	U.S.$	130	$130,022
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.221% (CME Term SOFR + 5.36%), 11/25/2025(a)(c)		99	102,405
Series 2015-WF1, Class 2M2 10.471% (CME Term SOFR + 5.61%), 11/25/2025(a)(c)		22	23,421

			7,993,211

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 1.026% (6.04% – CME Term SOFR), 09/15/2047(c)(d)		502	57,310
Series 4981, Class HS 1.129% (5.99% – CME Term SOFR), 06/25/2050(c)(d)		1,488	153,667
Federal National Mortgage Association REMICs Series 2015-90, Class SL 1.179% (6.04% – CME Term SOFR), 12/25/2045(c)(d)		650	66,510
Series 2016-77, Class DS 1.029% (5.89% – CME Term SOFR), 10/25/2046(c)(d)		532	62,963
Series 2017-26, Class TS 0.979% (5.84% – CME Term SOFR), 04/25/2047(c)(d)		683	87,051
Series 2017-62, Class AS 1.179% (6.04% – CME Term SOFR), 08/25/2047(c)(d)		580	71,899
Series 2017-97, Class LS 1.229% (6.09% – CME Term SOFR), 12/25/2047(c)(d)		678	82,256
Government National Mortgage Association Series 2017-65, Class ST 1.276% (6.04% – CME Term SOFR 1 Month), 04/20/2047(c)(d)		658	80,047

			661,703

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		174	88,062

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-J1, Class 1A13 5.50%, 02/25/2036	U.S.$	71	$47,793
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		46	19,804
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.86%, 07/25/2036		327	260,039
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	87,223

			502,921

Non-Agency Floating Rate – 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.232% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)		409	129,604
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.352% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		56	43,111
Impac Secured Assets Corp. Series 2005-2, Class A2D 5.712% (CME Term SOFR 1 Month + 0.97%), 03/25/2036(c)		105	85,079
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.952% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a)(c)		79	79,204
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 5.192% (CME Term SOFR 1 Month + 0.45%), 03/25/2037(c)		487	92,610

			429,608

Agency Fixed Rate – 0.2%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.324%, 05/28/2035		47	46,536
Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(e)		1,961	278,538

			325,074

Total Collateralized Mortgage Obligations (cost $10,671,996)			9,912,517

18 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.8%
Non-Agency Fixed Rate CMBS – 2.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	960	$885,718
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.151%, 08/10/2044(a)		252	137,307
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(f)		234	228,502
Series 2021-1, Class A2 2.435%, 08/15/2026(f)		719	697,987
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		25	23,702
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.547%, 11/15/2047		890	733,887
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 4.964%, 05/15/2045		349	336,717
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	25,578
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.60%, 10/15/2049(e)		7,071	158,534
Series 2016-LC25, Class C 4.33%, 12/15/2059		545	489,259
Series 2016-NXS6, Class C 4.392%, 11/15/2049		600	554,074
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		134	129,600

			4,400,865

Non-Agency Floating Rate CMBS – 2.0%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.851% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a)(c)		1,330	1,329,425
BBCMS Mortgage Trust Series 2020-BID, Class A 7.059% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a)(c)		692	691,135

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.75% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a)(c)	U.S.$	142	$138,993
Series 2019-IMC, Class E 7.00% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(c)		566	552,800
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 6.857% (CME Term SOFR + 2.00%), 01/25/2051(a)(c)		59	58,971
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		215	214,343
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.383% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)		322	290,246

			3,275,913

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.117%, 07/16/2046(e)		142	1

Total Commercial Mortgage-Backed Securities (cost $8,283,794)			7,676,779

INFLATION-LINKED SECURITIES – 1.5%
United States – 1.5%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $2,375,614)		2,608	2,433,659

EMERGING MARKETS - CORPORATE BONDS – 1.3%
Industrial – 1.1%
Basic – 0.6%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		438	409,661
Stillwater Mining Co. 4.00%, 11/16/2026(a)		446	419,517
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		76	69,426

			898,604

Consumer Cyclical - Other – 0.2%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	316,816

20 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f)(g)(h)(i)(j)	U.S.$	655	$66

Energy – 0.3%
Ecopetrol SA 8.625%, 01/19/2029		271	286,474
Oleoducto Central SA 4.00%, 07/14/2027(a)		217	205,955

			492,429

			1,707,915

Utility – 0.2%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		60	60,013

Other Utility – 0.2%
Aegea Finance SARL 6.75%, 05/20/2029(a)		260	257,888

			317,901

Total Emerging Markets - Corporate Bonds (cost $2,377,939)			2,025,816

CORPORATES - NON-INVESTMENT GRADE – 1.2%
Industrial – 1.0%
Basic – 0.2%
Sealed Air Corp. 4.00%, 12/01/2027(a)		379	362,911

Communications - Media – 0.3%
DISH DBS Corp. 5.75%, 12/01/2028(a)		322	281,811
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	181	180,426

			462,237

Communications - Telecommunications – 0.1%
Altice France SA 3.375%, 01/15/2028(a)		181	150,235

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	106	106,907
6.125%, 04/01/2032(a)		61	61,630

			168,537

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	100	$104,977

Energy – 0.1%
Sunoco LP 7.00%, 05/01/2029(a)	U.S.$	66	68,159
7.25%, 05/01/2032(a)		92	95,848
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		68	64,634
4.50%, 04/30/2030		32	30,032

			258,673

Services – 0.1%
Block, Inc. 6.50%, 05/15/2032(a)		133	135,414

			1,642,984

Utility – 0.2%
Electric – 0.2%
Vistra Corp. 7.00%, 12/15/2026(a)(b)		218	220,112

Total Corporates - Non-Investment Grade (cost $1,986,850)			1,863,096

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
State of California Series 2010 7.625%, 03/01/2040		970	1,170,516
University of California Series 2021-B 3.071%, 05/15/2051		730	502,837

Total Local Governments - US Municipal Bonds (cost $2,043,298)			1,673,353

COLLATERALIZED LOAN OBLIGATIONS – 0.7%
CLO - Floating Rate – 0.7%
Pikes Peak CLO 8 Series 2021-8A, Class A 6.049% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a)(c)		675	675,304

22 | AB TOTAL RETURN BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.039% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a)(c)	U.S.$	504	$504,163

Total Collateralized Loan Obligations (cost $1,178,814)			1,179,467

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(a)		340	353,600

Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		387	394,014

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		295	279,513

Total Quasi-Sovereigns (cost $1,028,472)			1,027,127

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $374,136)		375	298,500

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $217,000)		217	197,687

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 8.0%
Investment Companies – 8.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(k)(l)(m) (cost $12,757,173)	12,757,173	$12,757,173

Total Investments – 106.9% (cost $177,785,088)		171,258,245
Other assets less liabilities – (6.9)%		(11,071,380)

Net Assets – 100.0%		$160,186,865

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	47	December 2024	$9,679,430	$(19,388)
U.S. T-Note 5 Yr (CBT) Futures	173	December 2024	18,551,547	(351,440)
U.S. Ultra Bond (CBT) Futures	74	December 2024	9,296,250	(522,297)

Sold Contracts
U.S. 10 Yr Ultra Futures	16	December 2024	1,820,000	35,649

				$(857,476)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	EUR 1,434	USD 1,550	12/20/2024	$(12,952)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.36%	USD 5,570	$(414,617)	$(399,361)	$(15,256)
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)	Quarterly	0.66	USD 7,590	(126,602)	(126,416)	(186)

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PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00%	Quarterly	0.54%	USD 7,590	$169,872	$167,896	$1,976

					$(371,347)	$(357,881)	$(13,466)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,000	12/13/2029	1.537%	1 Day SOFR	Annual	$275,339	$152,242	$123,097

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $50,592,103 or 31.6% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(d)	Inverse interest only security.

(e)	IO – Interest Only.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.72% of net assets as of October 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	$223,885	$228,502	0.14%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	727,649	697,987	0.44%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	25,254	23,702	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	227,360	214,343	0.13%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014 - 01/27/2014	363,375	66	0.00%

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Non-income producing security.

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

(i)	Defaulted matured security.

(j)	Fair valued by the Adviser.

(k)	Affiliated investments.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(m)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $165,027,915)	$158,501,072
Affiliated issuers (cost $12,757,173)	12,757,173
Cash collateral due from broker	1,179,637
Foreign currencies, at value (cost $2,912)	2,929
Receivable for investment securities sold	2,052,136
Interest receivable	1,264,421
Receivable for capital stock sold	87,246
Receivable due from Adviser	76,221
Receivable for variation margin on centrally cleared swaps	18,148
Affiliated dividends receivable	11,493
Other assets	14,492

Total assets	175,964,968

Liabilities
Due to custodian	2,879
Payable for investment securities purchased and foreign currency transactions	15,106,976
Payable for capital stock redeemed	118,836
Dividends payable	86,607
Advisory fee payable	61,822
Administrative fee payable	60,666
Payable for variation margin on futures	39,210
Distribution fee payable	27,273
Unrealized depreciation on forward currency exchange contracts	12,952
Transfer Agent fee payable	12,367
Foreign capital gains tax payable	6,554
Directors’ fees payable	1,905
Accrued expenses	240,056

Total liabilities	15,778,103

Net Assets	$160,186,865

Composition of Net Assets
Capital stock, at par	$17,174
Additional paid-in capital	207,360,150
Accumulated loss	(47,190,459)

Net Assets	$160,186,865

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$121,965,489	13,078,110	$9.33	*

C	$1,277,601	137,353	$9.30

Advisor	$33,477,905	3,587,893	$9.33

I	$478,221	51,223	$9.34

Z	$2,987,649	319,626	$9.35

*	The maximum offering price per share for Class A shares was $9.74 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 27

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Interest	$8,248,967
Dividends
Unaffiliated issuers	326,376
Affiliated issuers	87,786	$8,663,129

Expenses
Advisory fee (see Note B)	759,431
Distribution fee—Class A	317,635
Distribution fee—Class C	18,234
Distribution fee—Class R	1,239
Distribution fee—Class K	2,695
Transfer agency—Class A	185,589
Transfer agency—Class C	2,812
Transfer agency—Advisor Class	51,290
Transfer agency—Class R	645
Transfer agency—Class K	2,156
Transfer agency—Class I	575
Transfer agency—Class Z	982
Audit and tax	110,830
Registration fees	106,291
Administrative	59,452
Printing	57,927
Legal	47,508
Custody and accounting	43,439
Directors’ fees	22,187
Miscellaneous	23,263

Total expenses	1,814,180
Less: expenses waived and reimbursed by the Adviser (see Note B)	(598,560)

Net expenses		1,215,620

Net investment income		7,447,509

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(2,773,678)
Forward currency exchange contracts		7,518
Futures		557,544
Swaps		(875,190)
Foreign currency transactions		(56,634)
Net change in unrealized appreciation (depreciation) of:
Investments		13,123,209
Forward currency exchange contracts		(19,831)
Futures		1,531,866
Swaps		(165,887)
Foreign currency denominated assets and liabilities		4,661

Net gain on investment and foreign currency transactions		11,333,578

Net Increase in Net Assets from Operations		$18,781,087

(a)	Net of foreign realized capital gains taxes of $5,060.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024		Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,447,509		$7,758,090
Net realized loss on investment and foreign currency transactions	(3,140,440)		(13,466,264)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	14,474,018		9,154,416

Net increase in net assets from operations	18,781,087		3,446,242
Distributions to Shareholders
Class A	(5,354,847)		(6,036,127)
Class C	(63,520)		(86,032)
Advisor Class	(1,572,163)		(1,689,006)
Class R	(9,786)		(16,563)
Class K	(44,848)		(101,738)
Class I	(21,249)		(30,439)
Class Z	(126,948)		(115,328)
Return of capital
Class A	– 0	–	(473,258)
Class C	– 0	–	(6,745)
Advisor Class	– 0	–	(132,425)
Class R	– 0	–	(1,299)
Class K	– 0	–	(7,977)
Class I	– 0	–	(2,387)
Class Z	– 0	–	(9,042)
Capital Stock Transactions
Net decrease	(19,477,180)		(28,355,924)

Total decrease	(7,889,454)		(33,618,048)
Net Assets
Beginning of period	168,076,319		201,694,367

End of period	$160,186,865		$168,076,319

See notes to financial statements.

abfunds.com	AB TOTAL RETURN BOND PORTFOLIO | 29

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of seven portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Total Return Bond Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other

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NOTES TO FINANCIAL STATEMENTS (continued)

things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized

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NOTES TO FINANCIAL STATEMENTS (continued)

modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments

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NOTES TO FINANCIAL STATEMENTS (continued)

for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$50,550,155		$	– 0	–	$50,550,155
Mortgage Pass-Throughs		– 0	–	35,574,089			– 0	–	35,574,089
Governments – Treasuries		– 0	–	31,267,963			– 0	–	31,267,963
Asset-Backed Securities		– 0	–	12,820,864			– 0	–	12,820,864
Collateralized Mortgage Obligations		– 0	–	9,912,517			– 0	–	9,912,517
Commercial Mortgage-Backed Securities		– 0	–	7,676,779			– 0	–	7,676,779
Inflation-Linked Securities		– 0	–	2,433,659			– 0	–	2,433,659
Emerging Markets – Corporate Bonds		– 0	–	2,025,750			66		2,025,816
Corporates – Non-Investment Grade		– 0	–	1,863,096			– 0	–	1,863,096
Local Governments – US Municipal Bonds		– 0	–	1,673,353			– 0	–	1,673,353
Collateralized Loan Obligations		– 0	–	1,179,467			– 0	–	1,179,467
Quasi-Sovereigns		– 0	–	1,027,127			– 0	–	1,027,127
Governments – Sovereign Bonds		– 0	–	298,500			– 0	–	298,500
Emerging Markets – Sovereigns		– 0	–	197,687			– 0	–	197,687
Short-Term Investments		12,757,173		– 0	–		– 0	–	12,757,173

Total Investments in Securities		12,757,173		158,501,006			66		171,258,245
Other Financial Instruments(a):
Assets:
Futures		35,649		– 0	–		– 0	–	35,649	(b)
Centrally Cleared Credit Default Swaps		– 0	–	169,872			– 0	–	169,872	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	275,339			– 0	–	275,339	(b)
Liabilities:
Futures		(893,125)		– 0	–		– 0	–	(893,125	)(b)
Forward Currency Exchange Contracts		– 0	–	(12,952)			– 0	–	(12,952)
Centrally Cleared Credit Default Swaps		– 0	–	(541,219)			– 0	–	(541,219	)(b)

Total		$11,899,697		$158,392,046			$66		$170,291,809

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the

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NOTES TO FINANCIAL STATEMENTS (continued)

ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion up to $5 billion, .35% of the excess over $5 billion up to $8 billion and .30% in excess of $8 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding interest expense) on an annual basis (the “Expense Caps”) to .77%, 1.52%, .52%, .52%, and .52% of the daily average net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. This waiver extends through January 31, 2025 and then may be extended by the Adviser for additional one year terms. For the year ended October 31, 2024, such reimbursements/waivers amounted to $596,551.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $59,452.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $103,092 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,580 from the sale of Class A shares and received $503 and $185 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $2,009.

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$281	$85,879	$73,403	$12,757	$88

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,215,467, $150,395 and $71,483 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$32,476,092	$35,429,136
U.S. government securities	241,198,351	238,909,868

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$177,960,366

Gross unrealized appreciation	$2,434,196
Gross unrealized depreciation	(9,061,374)

Net unrealized depreciation	$(6,627,178)

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1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can

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NOTES TO FINANCIAL STATEMENTS (continued)

vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended October 31, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended October 31, 2024, the Fund held forward currency exchange contracts for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended October 31, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of

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protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended October 31, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce

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NOTES TO FINANCIAL STATEMENTS (continued)

its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$35,649	*	Payable for variation margin on futures	$893,125	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	1,976	*	Payable for variation margin on centrally cleared swaps	15,442	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	123,097	*

Foreign currency contracts				Unrealized depreciation on forward currency exchange contracts	12,952

Total		$160,722			$921,519

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$557,544	$1,531,866

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	7,518	(19,831)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	25,187	(54,839)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(900,377)	(111,048)

Total		$(310,128)	$1,346,148

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2024:

Futures:
Average notional amount of buy contracts	$40,195,218
Average notional amount of sale contracts	$2,531,603	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$389,284	(b)
Average principal amount of sale contracts	$2,014,175
Centrally Cleared Interest Rate Swaps:
Average notional amount	$2,000,000
Credit Default Swaps:
Average notional amount of sale contracts	$106,639
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$15,590,600
Average notional amount of sale contracts	$7,689,381

(a)	Positions were open for eleven months during the year.

(b)	Positions were open for four months during the year.

(c)	Positions were open for nine months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Total Return Bond Portfolio

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
NatWest Markets PLC	$12,952	$	– 0	–	$	– 0	–	$	– 0	–	$12,952

Total	$12,952	$	– 0	–	$	– 0	–	$	– 0	–	$12,952	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association,

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or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the year ended October 31, 2024, the Fund had a drop loss of $16,131 which is included as an adjustment to interest income in the accompanying statement of operations.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	423,491	561,094	$3,942,735	$5,196,575

Shares issued in reinvestment of dividends	437,025	535,994	4,061,287	4,965,237

Shares converted from Class C	76,654	63,834	722,835	583,370

Shares redeemed	(2,505,581)	(2,915,158)	(23,225,064)	(26,937,136)

Net decrease	(1,568,411)	(1,754,236)	$(14,498,207)	$(16,191,954)

Class C
Shares sold	40,901	49,025	$377,876	$452,702

Shares issued in reinvestment of dividends	5,113	6,820	47,322	63,084

Shares converted to Class A	(76,821)	(63,991)	(722,835)	(583,370)

Shares redeemed	(45,047)	(104,353)	(414,487)	(963,722)

Net decrease	(75,854)	(112,499)	$(712,124)	$(1,031,306)

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	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Advisor Class
Shares sold	1,229,406	888,746	$11,380,073	$8,268,729

Shares issued in reinvestment of dividends	117,268	141,979	1,090,486	1,316,024

Shares redeemed	(1,454,451)	(2,329,519)	(13,586,690)	(21,543,120)

Net decrease	(107,777)	(1,298,794)	$(1,116,131)	$(11,958,367)

Class R
Shares sold	4,655	10,799	$43,005	$99,601

Shares issued in reinvestment of dividends	991	1,921	9,148	17,771

Shares redeemed	(55,115)	(5,291)	(503,848)	(48,682)

Net increase (decrease)	(49,469)	7,429	$(451,695)	$68,690

Class K
Shares sold	15,807	53,228	$146,507	$498,699

Shares issued in reinvestment of dividends	4,583	11,843	42,323	109,692

Shares redeemed	(294,180)	(44,462)	(2,704,243)	(416,566)

Net increase (decrease)	(273,790)	20,609	$(2,515,413)	$191,825

Class I
Shares sold	33,116	11,143	$307,214	$102,992

Shares issued in reinvestment of dividends	2,202	3,473	20,495	32,238

Shares redeemed	(46,287)	(36,319)	(429,259)	(335,980)

Net decrease	(10,969)	(21,703)	$(101,550)	$(200,750)

Class Z
Shares sold	105,146	116,291	$984,266	$1,081,338

Shares issued in reinvestment of dividends	13,349	13,346	124,368	123,608

Shares redeemed	(127,960)	(47,607)	(1,190,694)	(439,008)

Net increase (decrease)	(9,465)	82,030	$(82,060)	$765,938

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

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money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. The Fund invests in inflation-indexed securities, the value of which may be vulnerable to changes in expectations of inflation or interest rates.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. lliquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”)

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NOTES TO FINANCIAL STATEMENTS (continued)

intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended October 31, 2024 and the year ended October 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$7,193,361		$8,075,233

Total taxable distributions paid	7,193,361		8,075,233
Return of Capital	– 0	–	633,133

Total distributions paid	$7,193,361		$8,708,366

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$102,035
Accumulated capital and other losses	(40,234,148	)(a)
Unrealized appreciation (depreciation)	(6,627,161	)(b)

Total accumulated earnings (deficit)	$(46,759,274	)(c)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $40,121,101. As of October 31, 2024, the cumulative deferred loss on straddles was $113,047.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $17,037,977 and a net long-term capital loss carryforward of $23,083,124, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE J

Subsequent Events

At meetings held on November 5-7 2024, the Board approved the reorganization of the Fund into AB Core Plus Bond ETF (the “Acquiring Portfolio”) a series of AB Active ETFs, Inc., an existing exchange-traded fund (“ETF”) (the “Acquisition”), which is managed by the Adviser. Pursuant to an Agreement and Plan of Acquisition and Termination, the Fund will be converted into the Acquiring Portfolio. The closing date of the Acquisition is expected to occur on or about February 10, 2025. The Acquisition does not require stockholder approval and stockholders are not being asked to vote. An Information Statement/Prospectus addressing the Acquisition dated December 18, 2024 has been filed with the Securities and Exchange Commission.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.72	$ 9.02	$ 11.25	$ 11.53	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.41	.37	.26	.25	.29

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.59	(.25)	(2.21)	(.11)	.22

Net increase (decrease) in net asset value from operations	1.00	.12	(1.95)	.14	.51

Less: Dividends and Distributions

Dividends from net investment income	(.39)	(.39)	(.26)	(.28)	(.33)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.14)	– 0	–

Return of Capital Distributions	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.39)	(.42)	(.28)	(.42)	(.33)

Net asset value, end of period	$ 9.33	$ 8.72	$ 9.02	$ 11.25	$ 11.53

Total Return

Total investment return based on net asset value(c)	11.59%	1.13%	(17.57)%	1.22%	4.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,965	$127,732	$148,009	$203,168	$224,484

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%

Expenses, before waivers/reimbursements	1.13%	1.17%	1.06%	.99%	.99%

Net investment income(b)	4.37%	4.05%	2.51%	2.23%	2.58%

Portfolio turnover rate**	168%	197%	141%	128%	83%

See footnote summary on page 59.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.70	$ 9.00	$ 11.23	$ 11.50	$ 11.32

Income From Investment Operations

Net investment income(a)(b)	.34	.30	.17	.17	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.58	(.25)	(2.19)	(.11)	.22

Net increase (decrease) in net asset value from operations	.92	.05	(2.02)	.06	.43

Less: Dividends and Distributions

Dividends from net investment income	(.32)	(.32)	(.19)	(.19)	(.25)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.14)	– 0	–

Return of Capital Distributions	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.32)	(.35)	(.21)	(.33)	(.25)

Net asset value, end of period	$ 9.30	$ 8.70	$ 9.00	$ 11.23	$ 11.50

Total Return

Total investment return based on net asset value(c)	10.67%	.37%	(18.22)%	.55%	3.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,278	$1,855	$2,932	$5,682	$10,128

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%

Expenses, before waivers/reimbursements	1.88%	1.92%	1.81%	1.74%	1.75%

Net investment income(b)	3.64%	3.29%	1.69%	1.51%	1.84%

Portfolio turnover rate**	168%	197%	141%	128%	83%

See footnote summary on page 59.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.73	$ 9.03	$ 11.26	$ 11.53	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.43	.40	.28	.28	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.59	(.26)	(2.20)	(.10)	.22

Net increase (decrease) in net asset value from operations	1.02	.14	(1.92)	.18	.54

Less: Dividends and Distributions

Dividends from net investment income	(.42)	(.41)	(.29)	(.31)	(.36)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.14)	– 0	–

Return of Capital Distributions	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.42)	(.44)	(.31)	(.45)	(.36)

Net asset value, end of period	$ 9.33	$ 8.73	$ 9.03	$ 11.26	$ 11.53

Total Return

Total investment return based on net asset value(c)	11.74%	1.38	%+	(17.44)%	1.56%	4.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,478	$32,248	$45,095	$102,827	$122,108

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%

Expenses, before waivers/reimbursements	.87%	.92%	.80%	.74%	.74%

Net investment income(b)	4.61%	4.28%	2.66%	2.47%	2.82%

Portfolio turnover rate**	168%	197%	141%	128%	83%

See footnote summary on page 59.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.73	$ 9.04	$ 11.27	$ 11.55	$ 11.36

Income From Investment Operations

Net investment income(a)(b)	.43	.40	.28	.28	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.59	(.27)	(2.20)	(.11)	.23

Net increase (decrease) in net asset value from operations	1.02	.13	(1.92)	.17	.55

Less: Dividends and Distributions

Dividends from net investment income	(.41)	(.41)	(.29)	(.31)	(.36)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.14)	– 0	–

Return of Capital Distributions	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.41)	(.44)	(.31)	(.45)	(.36)

Net asset value, end of period	$ 9.34	$ 8.73	$ 9.04	$ 11.27	$ 11.55

Total Return

Total investment return based on net asset value(c)	11.82%	1.26	%+	(17.44)%	1.46%	4.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$478	$543	$758	$1,819	$2,743

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%

Expenses, before waivers/reimbursements	.85%	.89%	.75%	.68%	.70%

Net investment income(b)	4.59%	4.29%	2.67%	2.48%	2.85%

Portfolio turnover rate**	168%	197%	141%	128%	83%

See footnote summary on page 59.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.74	$ 9.04	$ 11.27	$ 11.55	$ 11.37

Income From Investment Operations

Net investment income(a)(b)	.43	.40	.28	.29	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.59	(.26)	(2.20)	(.12)	.22

Net increase (decrease) in net asset value from operations	1.02	.14	(1.92)	.17	.54

Less: Dividends and Distributions

Dividends from net investment income	(.41)	(.41)	(.29)	(.31)	(.36)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.14)	– 0	–

Return of Capital Distributions	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.41)	(.44)	(.31)	(.45)	(.36)

Net asset value, end of period	$ 9.35	$ 8.74	$ 9.04	$ 11.27	$ 11.55

Total Return

Total investment return based on net asset value(c)	11.84%	1.38%	(17.34)%	1.46%	4.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,988	$2,877	$2,234	$3,193	$5,824

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%

Expenses, before waivers/reimbursements	.76%	.81%	.70%	.64%	.64%

Net investment income(b)	4.60%	4.30%	2.70%	2.51%	2.82%

Portfolio turnover rate**	168%	197%	141%	128%	83%

See footnote summary on page 59.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

**	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Total Return Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Total Return Bond Portfolio (the “Fund”) (one of the portfolios constituting AB Bond Fund, Inc. (the “Company”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Bond Fund, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 23, 2024

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2024. For foreign shareholders, 78.65% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Total Return Bond Portfolio (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judg-

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ment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the requests of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the

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Fund’s expense ratio was in line with the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

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AB TOTAL RETURN BOND PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TRB-0151-1024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

ABF – AB All Market Real Return Portfolio

At a Special Meeting held on July 18, 2024, shareholders of AB All Market Real Return Portfolio (the “Fund”), a series of AB Bond Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	569,016,292.601	61,523,285.298	N/A	N/A
Alexander Chaloff	625,504,935.690	5,034,642.209	N/A	N/A
R. Jay Gerken	625,142,617.785	5,396,960.114	N/A	N/A
Jeffrey R. Holland	625,417,104.544	5,122,473.355	N/A	N/A
Jeanette W. Loeb	527,628,025.087	102,911,552.812	N/A	N/A
Carol C. McMullen	569,273,581.612	61,265,996.287	N/A	N/A
Garry L. Moody	566,371,638.369	64,167,939.530	N/A	N/A
Emilie D. Wrapp	624,337,448.713	6,202,129.186	N/A	N/A

ABF – AB Bond Inflation Strategy

At a Special Meeting held on July 18, 2024, shareholders of AB Bond Inflation Strategy (the “Fund”), a series of AB Bond Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	569,016,292.601	61,523,285.298	N/A	N/A
Alexander Chaloff	625,504,935.690	5,034,642.209	N/A	N/A
R. Jay Gerken	625,142,617.785	5,396,960.114	N/A	N/A
Jeffrey R. Holland	625,417,104.544	5,122,473.355	N/A	N/A
Jeanette W. Loeb	527,628,025.087	102,911,552.812	N/A	N/A
Carol C. McMullen	569,273,581.612	61,265,996.287	N/A	N/A
Garry L. Moody	566,371,638.369	64,167,939.530	N/A	N/A
Emilie D. Wrapp	624,337,448.713	6,202,129.186	N/A	N/A

ABF – AB Income Fund

At a Special Meeting held on July 18, 2024, shareholders of AB Income Fund (the “Fund”), a series of AB Bond Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	569,016,292.601	61,523,285.298	N/A	N/A
Alexander Chaloff	625,504,935.690	5,034,642.209	N/A	N/A
R. Jay Gerken	625,142,617.785	5,396,960.114	N/A	N/A
Jeffrey R. Holland	625,417,104.544	5,122,473.355	N/A	N/A
Jeanette W. Loeb	527,628,025.087	102,911,552.812	N/A	N/A
Carol C. McMullen	569,273,581.612	61,265,996.287	N/A	N/A
Garry L. Moody	566,371,638.369	64,167,939.530	N/A	N/A
Emilie D. Wrapp	624,337,448.713	6,202,129.186	N/A	N/A

ABF – AB Municipal Bond Inflation Strategy

At a Special Meeting held on July 18, 2024, shareholders of AB Municpal Bond Inflation Strategy (the “Fund”), a series of AB Bond Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	569,016,292.601	61,523,285.298	N/A	N/A
Alexander Chaloff	625,504,935.690	5,034,642.209	N/A	N/A
R. Jay Gerken	625,142,617.785	5,396,960.114	N/A	N/A
Jeffrey R. Holland	625,417,104.544	5,122,473.355	N/A	N/A
Jeanette W. Loeb	527,628,025.087	102,911,552.812	N/A	N/A
Carol C. McMullen	569,273,581.612	61,265,996.287	N/A	N/A
Garry L. Moody	566,371,638.369	64,167,939.530	N/A	N/A
Emilie D. Wrapp	624,337,448.713	6,202,129.186	N/A	N/A

ABF – AB Total Return Bond Portfolio

At a Special Meeting held on July 18, 2024, shareholders of AB Total Return Bond Portfolio (the “Fund”), a series of AB Bond Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	569,016,292.601	61,523,285.298	N/A	N/A
Alexander Chaloff	625,504,935.690	5,034,642.209	N/A	N/A
R. Jay Gerken	625,142,617.785	5,396,960.114	N/A	N/A
Jeffrey R. Holland	625,417,104.544	5,122,473.355	N/A	N/A
Jeanette W. Loeb	527,628,025.087	102,911,552.812	N/A	N/A
Carol C. McMullen	569,273,581.612	61,265,996.287	N/A	N/A
Garry L. Moody	566,371,638.369	64,167,939.530	N/A	N/A
Emilie D. Wrapp	624,337,448.713	6,202,129.186	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes - Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 30, 2024